Registration No. 333-51955

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940]

Amendment No. 92	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

KEVIN L. COONEY, ESQ. Frost Brown Todd LLC 9277 Centre Pointe Drive, Suite 300 West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under The Commodore Independence® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®

The Commodore Independence

File No. 333-51955

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information
(a) Condensed financial information	Financial Information: Condensed Financial Information; Appendix A : Condensed Financial Information; Appendix C: Closed Subaccounts: Condensed Financial Information for Closed Subaccounts
(b) Financial statements	Financial Information: Financial Statements; (SAI) Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company®
(b) Registrant	The Separate Account
(c) Portfolio company	The Portfolios
(d) Prospectus	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable

6. Deductions and Expenses
(a) Deductions	Charges and Deductions; Distribution of Variable Annuity Contracts
(b) Sales load	Not Applicable
(c) Special purchase plans	Charges and Deductions
(d) Commissions	Distribution of Variable Annuity Contracts
(e) Portfolio company expenses	Overview
(f) Operating expenses	The Separate Account

7. General Description of Variable Annuity Contracts
(a) Persons with rights	The Contracts
(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options
(ii) Transfers	Transfers
(iii) Exchanges	The Contracts: Ownership Provisions
(c) Changes in contracts or operations	The Separate Account: Additions, Deletions or Substitutions of Subaccounts
(d) Inquiries	Overview: How Do I Contact the Company?
(e) Frequent transfer risks	Transfers: Transfer Restrictions Related to Active Trading Strategies; Appendix B

8. Annuity Period	Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values
(a) Purchases	Purchase Payments and Allocations to Investment Options
(b) Impact of investment performance	Definitions; Charges and Deductions
(c) Daily calculation	Definitions; Purchase Payments and Allocations to Investment Options: Purchase Payments
(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions
(a) Redemptions	Withdrawals and Surrenders
(b) Texas Optional Retirement Program	Not Applicable
(c) Check delay	Withdrawals and Surrenders
(d) Involuntary redemption	The Contracts: Cancellation and Termination: Termination
(e) Free look	The Contracts: Cancellation and Termination: Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company®

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

1

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independent auditors	(SAI) Services: Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered
(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts
(b) Sales load	Not Applicable
(c) Frequent transfer arrangements	(Prospectus) Transfers: Transfer Restrictions Related to Active Trading Strategies; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data
(a) Money market funded subaccounts	Not Applicable
(b) Other subaccounts	Not Applicable

22. Annuity Payments	(SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE INDEPENDENCE®

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2019

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Dreyfus Variable Investment Fund
Invesco V.I. American Value Fund – Series I Shares	Appreciation Portfolio – Initial Shares
Invesco V.I. Comstock Fund – Series I Shares	Government Money Market Portfolio
Invesco V.I. Core Equity Fund – Series I Shares	Growth and Income Portfolio – Initial Shares
Invesco V.I. Diversified Dividend Fund – Series I Shares	Opportunistic Small Cap Portfolio – Initial Shares
Invesco V.I. Health Care Fund – Series I Shares
Invesco V.I. High Yield Fund – Series I Shares	Franklin Templeton Variable Insurance Products Trust
Invesco V.I. Mid Cap Growth Fund – Series I Shares	Templeton Foreign VIP Fund – Class 2
Invesco V.I. Small Cap Equity Fund – Series I Shares
Janus Aspen Series
ALPS Variable Investment Trust	Janus Henderson VIT Balanced Portfolio – Institutional Shares
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Enterprise Portfolio – Institutional Shares
Morningstar Conservative ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Forty Portfolio – Institutional Shares
Morningstar Growth ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Global Research Portfolio – Institutional Shares (Closed)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Janus Henderson VIT Overseas Portfolio – Institutional Shares
Janus Henderson VIT Research Portfolio – Institutional Shares
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund – Class I	Morgan Stanley Variable Insurance Fund, Inc.
VP Large Company Value Fund – Class I	Core Plus Fixed Income Portfolio – Class I
VP Mid Cap Value Fund – Class I	Discovery Portfolio – Class I
VP Ultra® Fund – Class I	U.S. Real Estate Portfolio – Class I

Calamos Advisors Trust	Oppenheimer Variable Account Funds
Calamos Growth and Income Portfolio (Closed)	Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
Oppenheimer Conservative Balanced Fund/VA – Non-Service Shares
Davis Variable Account Fund, Inc.	Oppenheimer Main Street Fund®/VA – Non-Service Shares
Davis Value Portfolio (Closed)
PIMCO Variable Insurance Trust
Deutsche DWS Investments VIT Funds	PIMCO Real Return Portfolio – Administrative Class
DWS Small Cap Index VIP – Class A	PIMCO Total Return Portfolio – Administrative Class

Dreyfus Investment Portfolios	The Timothy Plan
MidCap Stock Portfolio – Service Shares	Timothy Plan Conservative Growth Portfolio Variable Series (Closed)
Technology Growth Portfolio – Initial Shares	Timothy Plan Strategic Growth Portfolio Variable Series (Closed)

Dreyfus Stock Index Fund, Inc. – Initial Shares	Wilshire Variable Insurance Trust

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares	Wilshire Global Allocation Fund

Deutsche DWS Investments VIT Funds

Effective July 2, 2018, Deutsche Investments VIT Funds was renamed Deutsche DWS Investments VIT Funds. The following fund was renamed:

•	Deutsche Small Cap Index VIP was renamed DWS Small Cap Index VIP.

Dreyfus Investment Portfolios

Effective on or about June 3, 2019, Dreyfus Investment Portfolios is scheduled to be renamed BNY Mellon Investment Portfolios. There will be no change in the names of the following funds: MidCap Stock Portfolio and Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.

Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. is scheduled to be renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. is scheduled to be renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund

Effective on or about June 3, 2019, Dreyfus Variable Investment Fund is scheduled to be renamed BNY Mellon Variable Investment Fund. There will be no change in the names of the following funds: Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, and Opportunistic Small Cap Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.

Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

Oppenheimer Variable Account Funds

On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds is scheduled to be merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares will be re-designated as Series I Shares and Service shares will be re-designated as Series II shares.

•	Oppenheimer Capital Appreciation Fund/VA will be merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

•	Oppenheimer Conservative Balanced Fund/VA will be merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

•	Oppenheimer Main Street Fund® /VA will be merged into Invesco Oppenheimer V.I. Main Street Fund®.

Wilshire Variable Insurance Trust

Effective December 7, 2018, each of Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund were merged into Wilshire Global Allocation Fund.

Closed Subaccounts

Investment options listed above as “(Closed)” are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix C: Closed Subaccounts.

Cutoff Date
Calamos® Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Davis Value Portfolio	April 30, 2015
Janus Aspen Series: Janus Henderson VIT Global Research Portfolio-Institutional Shares	November 30, 2004
The Timothy Plan: Timothy Plan Conservative Growth Variable Series	November 30, 2004
The Timothy Plan: Timothy Plan Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

•	Fixed Accumulation Account option

•	Fixed Account One-Year Guarantee option

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2019 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2019, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus or call us at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the SEC’s web site: www.sec.gov. The SEC file number for the Contract is 333-51955.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Contract Versions

This prospectus relates to 2 versions of The Commodore Independence® contract—the 2007 version and the 1998 version.

The 2007 version is not available in all states. To find out which version of the Contract is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.

Some provisions in the 2007 version differ from the corresponding provisions in the 1998 version. We have noted these differences in this prospectus. Please refer to the form number on your Contract or certificate to determine the applicable Contract version.

2007 Version Form Numbers	1998 Version Form Numbers
P 1813206 (individual contract)	A 802 (NQ98)-3 and A 802 (Q98)-3 (individual contracts)
G 2010407 (group contract)	G 802 (99)-3 (group contract)
C 2010507 (participant certificate)	G 802 (99)-3 (participant certificate)

For assistance in identifying the version of the Contract that you own or the group Contract under which you are a participant, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1-800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuitant. The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. An individual contract or interest in a group contract described in this prospectus.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12-month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and the Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself). The words “you” and “your” in this prospectus also refer to the Owner as defined above.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: Variable account value; Fixed account value; Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy the Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Sales load imposed on withdrawals or on surrenders	None	None
Transfer Fee(1)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(2)	3.00%	7.00%

(1)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(2)

Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Version	Enhanced Group Version		Enhanced Group Version with Administration Charge Waived (2)
	Current	Current	Maximum	Current	Maximum
Annual Contract Maintenance Fee (1)	$40	$40	$40	$40	$40
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.75%	0.95%	0.75%	0.95%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%
Total Separate Account Annual Expenses	1.40%	0.90%	1.10%	0.75%	0.95%

(1)	If you surrender your Contract, we will apply the contract maintenance fee at that time.

All Contract Owners may purchase the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to purchase the enhanced version of the Contract. We may waive the Administration Charge for group contracts when we expect to incur reduced expenses in connection with the administration of the Contract.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.27%	1.43%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Wilshire Global Allocation Fund.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2018. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the ALPS Variable Investment Trust (Morningstar Portfolios) and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Morningstar portfolio and Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	the Contract Owner transaction expenses (described in Table A above),

•	the annual expenses (described in Table B above), and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.43%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. In this case, your costs would be:	$331	$1,058	$1,881	$4,430

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. In this case, your costs would be:	$213	$686	$1,230	$2,955

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2018, or from the end of the year of inception of a Subaccount, if later, to December 31, 2018; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus.

Before the Commencement Date, you can allocate Purchase Payments among any of the variable investment options currently offered and two Fixed Account options.

•	The variable investment options are the Subaccounts. Each Subaccount invests in a Portfolio. You bear the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•

The Fixed Account options earn a fixed rate of interest declared by us, which will be at least 1% per year, or any higher Fixed Account guaranteed interest rate stated in your Contract. We guarantee amounts invested in a Fixed Account option and the earnings on those amounts so long as those amounts remain in the Fixed Account option.

After the Commencement Date, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

What Benefits Are Available under the Contract?

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The requirements to purchase a Contract and more information about ownership of a Contract are explained in The Contracts section of this prospectus.

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender a Contract?

There are no charges imposed on withdrawals from the Contracts or surrenders of the Contracts, except that the annual Contract maintenance fee will be deducted at the time of a surrender. Withdrawal and surrender procedures are described in the Withdrawals and Surrenders section of this prospectus.

A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

We will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus. The mortality and expense risk charge may never be entirely waived.

•	An annual Contract maintenance fee, which is assessed only against investments in the Subaccounts

•	A transfer fee for certain transfers among investment options

•	An administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	A mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	Premium taxes, if any

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2018 are described in the Portfolio prospectuses and statements of additional information.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and your name. You may also call us at 1-800-789-6771 or visit our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and the Wilshire Portfolio listed in the table below is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Morningstar Portfolio and the Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund	Series I	Invesco Advisers Inc.	US equity mid cap: mid-cap blend
Invesco V.I. Comstock Fund	Series I	Invesco Advisers Inc.	US equity large cap value: large value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisers Inc.	US equity large cap blend: large blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisers Inc.	US equity large cap value: large value
Invesco V.I. Health Care Fund	Series I	Invesco Advisers Inc.	Healthcare sector equity: health
Invesco V.I. High Yield Fund	Series I	Invesco Advisers Inc.	US fixed income: high yield bond
Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisers Inc.	US equity mid cap: mid-cap growth
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers Inc.	US equity small cap: small blend

ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Moderate allocation: 50% to 70% equity
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 15% to 30% equity
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Aggressive allocation: 70% to 85% equity
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 30% to 50% equity

American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	Class I	American Century Investment Management, Inc.	US equity mid cap: mid-cap growth
VP Large Company Value Fund	Class I	American Century Investment Management, Inc.	US equity large cap value: large value
VP Mid Cap Value Fund	Class I	American Century Investment Management, Inc.	US equity mid cap: mid-cap value
VP Ultra® Fund	Class I	American Century Investment Management, Inc.	US equity large cap growth: large growth

Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP	Class A	DWS Investment Management Americas, Inc.	US equity small cap: small blend

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	Mellon Investments Corporation	US equity mid cap: mid-cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	Mellon Investments Corporation	Technology sector equity: technology
Dreyfus Stock Index Fund, Inc.	Initial	Mellon Investments Corporation Index Manager: BNY Mellon Asset Management North America Corporation (an affiliate of Mellon Investments Corporation)	US equity large cap blend: large blend
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Initial	The Dreyfus Corporation Sub-Advisor: Newton Investment Management (North America) Limited	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation Sub-Advisor: Fayez Sarofim & Co.	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market—taxable

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation Sub-Advisor: Mellon Investments Corporation	US equity small cap: small growth

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	Global equity large cap: foreign large value

Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Institutional	Janus Capital Management LLC	Moderate allocation: 50% to 70% equity
Janus Henderson VIT Enterprise Portfolio	Institutional	Janus Capital Management LLC	US equity mid cap: mid-cap growth
Janus Henderson VIT Forty Portfolio	Institutional	Janus Capital Management LLC	US equity large cap growth: large growth
Janus Henderson VIT Overseas Portfolio	Institutional	Janus Capital Management LLC	Global equity large cap: foreign large blend
Janus Henderson VIT Research Portfolio	Institutional	Janus Capital Management LLC	US equity large cap growth: large growth

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US fixed income: intermediate term bond
Discovery Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US equity mid cap: mid-cap growth
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management, Inc.	Real estate sector equity: real estate

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap growth: large growth
Oppenheimer Conservative Balanced Fund/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	Cautious allocation: 30% to 50% equity
Oppenheimer Main Street Fund®/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap blend: large blend

PIMCO Variable Insurance Trust
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: inflation-protected bond
PIMCO Total Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	N/A	Wilshire Associates Incorporated	Moderate Allocation: world allocation

The investment category for a Portfolio that is listed in the table above was assigned by on unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

The Fixed Account options are only available in connection with individual contracts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. The Fixed Account options are part of the Company’s general account. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account generally will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option One-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next year.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Note for 1998 Version. An amount that was allocated or transferred to any of the then available Fixed Account options with a guarantee period will mature at the end of the period. When an amount matures, you may transfer it as indicated above. No amount may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later (the “85/5 restriction”). If you do not transfer the amount, then we will apply it to a new guarantee period under the One-Year Guarantee Period Option. If that guarantee period is not available due to the 85/5 restriction, then the amount will be transferred to the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

Generally, you can make one or more Purchase Payments at any time before the Annuity Commencement Date. We will allocate Purchase Payments to the available Subaccounts and Fixed Account options according to your instructions.

You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Current Restrictions on Purchase Payments. The current restrictions on Purchase Payment amounts are set out in the table below.

	Tax Qualified Contract	Non-Tax-Qualified Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law. We may, in our sole discretion, restrict or prohibit allocations of Purchase Payments to a Subaccount or a Fixed Account option from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If the application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•

If the application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order at our administrative office, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Option. See the Portfolios section of this prospectus for a list of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. You bear the risk of investment gain or loss on amounts allocated to the Subaccounts.

Fixed Account Options. The currently available Fixed Account options for individual Contracts are: (1) Fixed Accumulation Account; and (2) Fixed Account One-Year Guarantee Period. The Fixed Account options are not available under group Contracts.

Current Restrictions on Allocations. The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are set out in the table below. We may, in our sole discretion, restrict or prohibit allocations to a Subaccount or a Fixed Account option from time to time on a nondiscriminatory basis.

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to any guarantee period option that would extend beyond the Annuity Commencement Date.

Allocation during right to cancel period	No current restrictions. However, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

CHARGES AND DEDUCTIONS

Overview

We assess two types of charges and deductions.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the annual Contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contract Maintenance Fee	Purpose of Fee: To offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted	Before the Commencement Date, we deduct this fee pro rata from amounts invested in the Subaccounts as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment. We also deduct the full annual fee at the time of a surrender.

Waivers	Before the Commencement Date if the Account Value is at least $40,000 on the date the fee is due (individual Contracts only). After the Commencement Date if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only). In our discretion where we incur reduced sales and servicing expenses. After the Commencement Date where required to satisfy state law.

Transfer Fee	Purpose of Fee: To offset costs incurred in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: To offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge: As compensation for assuming mortality and expense risks under the Contract.

•  We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•  We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers

When we expect to incur reduced sales and servicing expenses certain groups that meet higher underwriting or other criteria, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group version.” The mortality and expense risk charge under an Enhanced Group version is either:

•  a daily charge of 0.002615% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.95%, or

•  a daily charge of 0.002063% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.75%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Charges and Deductions

Except as described above, we will never charge more to a Contract than the fees and charges described above, even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to Owners.

We reserve the right to eliminate at any time the transfer fee waiver described above. We also reserve the right to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Withdrawals and Surrenders section of this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Discretionary Waivers of Charges

We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made, (2) the total amount of Purchase Payments to be received, and (3) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer at our administrative office. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below. We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of a Subaccount or a Fixed Account option on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Accumulation Account	None
Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.
Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.
Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary without penalty.
Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options

•  Transfers from Fixed Account options may not be made prior to first contract anniversary.

•  Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

How to Request a Transfer. Currently, you may make a transfer request by Written Request or any of the following alternate methods:

•	by telephone at 1-800-789-6771

•	by facsimile at 513-768-5115 or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in Good Order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching between investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Note Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-768-5115. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

You can access your Account Value before the Annuity Commencement Date through withdrawals from the Contract, Contract loans (if available), or a surrender of the Contract. Contract loans are described more fully in the next section of this prospectus.

You may take withdrawals from the Contract at any time before the Annuity Commencement Date. Withdrawals must be made by Written Request. The amount of the withdrawal must be at least $500. No withdrawal can be made that would reduce the Account Value of the Contract to less than $500.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the applicable Fixed Account options. Unless the Written Request states otherwise, the reduction in each Subaccount and Fixed Account option will be in the same proportion as the reduction in the total Account Value. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount and/or Fixed Account option, you must include this information in the Written Request.

You may surrender a Contract in full for the Account Value at any time before the Annuity Commencement Date. A full surrender will terminate the Contract. Surrenders must be made by Written Request. The amount available for surrender will be the Account Value at the end of the Valuation Period in which the Written Request for surrender is received by us at our administrative office. Any fee, charges, loans or applicable premium tax or other taxes not previously deducted will be deducted as part of the calculation of the Account Value.

An amount paid on a withdrawal or surrender may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in Good Order at our administrative office. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Account Value after withdrawals	$500

Contract maintenance fee on full surrender	$40

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for surrender (valued as of end of Valuation Period in which we receive the surrender request)

•  Tax Qualified Contracts: Account Value subject to tax law or employer plan restrictions on withdrawals

•  Non Tax Qualified Contracts: Account Value subject to employer plan restrictions on withdrawals

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the nets assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Account. We may delay processing and payment for up to 6 months after we receive your Written Request. If we delay processing and payment, we will comply with applicable state law.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee for systematic withdrawal services. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and potentially a different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be at least equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account One-Year Guarantee Period option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the interest rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that interest rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Definitions

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Annuity Benefit Amount. The Account Value, reduced by any fees and charges, loans, and applicable premium tax or other taxes not previously deducted, will be used to provide Annuity Benefit payments under the Contract.

Annuity Commencement Date. The first day of the first payment interval for which an Annuity Benefit payment is to be made.

Overview

When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you. Annuity Benefit payments are based on the Account Value. Annuity Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both the stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. You (or the applicable payee) bear the risk that any variable dollar payment may be less than the initial variable dollar payment or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Annuity Commencement Date. The Annuity Commencement Date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You should consider the following rules when designating the Annuity Commencement Date.

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Tax Qualified Contract. The Annuity Commencement Date generally must be no later than the Contract Anniversary following your 70th birthday. The Annuity Commencement Date can be later only if we agree.

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Non Tax Qualified Contract. The Annuity Commencement Date generally must be no later than (1) the Contract Anniversary following the 85th birthday of the elder of you or any joint owner or (2) five years after the effective date of the Contract, whichever is later. The Annuity Commencement Date can be later only if we agree.

Form of Annuity Benefit. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If this Contract is a Tax Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used.

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2007 Version. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Annuity Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Annuity Commencement Date.

•	1998 Version. If you do not select a settlement option, Annuity Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option B for a period of 10 years.

Person Who Receives Annuity Benefit Payments. Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

For group contracts, Annuity Benefit payments will be made to the participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the participant by Written Request. We may reject the naming of a non-natural payee. The participant will be the person on whose life any Annuity Benefit payments are based.

DEATH BENEFIT

Definitions

Beneficiary. The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Death Benefit Commencement Date. (1) The first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit and (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Overview

A Death Benefit will be paid under this Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.

A Death Benefit will also be paid under the following circumstances.

•	You or a joint owner is a non-natural person and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

•	The Contract is a Tax Qualified Contract and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

If your surviving spouse (or civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Only one Death Benefit will be paid under the Contract. No Death Benefit will be paid until we receive Due Proof of Death. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount (2007 Version). The amount of the Death Benefit will be based on the greater of (1) the Account Value on the Death Benefit Valuation Date and (2) the total of all Purchase Payments, reduced proportionally for any withdrawals. Any reduction in the Purchase Payments that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of the withdrawal.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.

Example of Determination of Death Benefit Amount (2007 Version). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

Death Benefit Amount (1998 Version). The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.

Example of Determination of Death Benefit Amount (1998 Version). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less reduction for withdrawals	– 10,000

Purchase Payments reduced for withdrawals	$90,000

Step Two: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.

Death Benefit Commencement Date. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. If no claim is completed within one year of the death, then the Death Benefit Commencement Date will be one year after the date of death.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Account options. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Account options. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Form of Death Benefit. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both. There is no additional charge associated with the form of Death Benefit election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

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2007 Version. If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Death Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Death Benefit Commencement Date.

•	1998 Version. If you do not select a settlement option, Death Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option A for a period of 4 years.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.

If this Contract is a Tax-Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax-qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value. Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Person Who Receives Death Benefit Payments. Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

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If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

•	Death Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. All elected settlement options must comply with pertinent laws and regulations. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for at least a fixed period. If the person on whose life benefit payments are based lives longer than the fixed period, then we will make payments until his or her death.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. After the death of the primary person, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

2007 Version. The Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.

1998 Version. The 1983 Individual Annuity Mortality Table with interest at 3% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract. . For nonqualified individual Contracts, these guarantees are generally based on the sex of the Annuitant. For qualified and group Contracts, these guarantees are based on blended lives (60% female/40% male).

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Payments under Settlement Options. Payments under any settlement option may be in fixed dollar payments, variable dollar payments, or a combination of both.

Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval (the first day of the initial payment interval for the 1998 version of the Contract). If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive, we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•

For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, (3% per year, compounded annually, for the 1998 version of the Contract) also affects the amount by which variable dollar payments increase or decrease.

THE CONTRACTS

Each Contract is an agreement between you and us. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between us and the group owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. If you are the Owner of an individual Contract, you may cancel it by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If you cancel your individual Contract as set forth above, the Contract will be void and we will refund the Purchase Payments plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract at our administrative office.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund the Purchase Payments without any investment gain or loss, during all or the applicable part of the right to cancel period.

•	When required by state or federal law, we will refund the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period.

•	When required by state law, the right to cancel period may be longer than 20 days.

•	When required by state law, the right to cancel may apply to group Contracts.

During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.

Termination. We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted.

A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to our termination right as described above.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse (or civil union partner/domestic partner in applicable states) at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If the Owner or a joint owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract.

Successor Owner. In some cases, your spouse (or civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if you die before the Annuity Commencement Date and your spouse (or civil union partner/domestic partner in applicable states) is the surviving joint owner or sole surviving Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or civil union partner/domestic partner in applicable states) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. As successor owner, your spouse (or civil union partner/domestic partner in applicable states) will then succeed to all rights of ownership under the Contact except the right to name another successor owner.

Note for 1998 Version. Your spouse (or civil union partner/domestic partner in applicable states) may not succeed to the ownership of the Contract after your death unless the Contract was issued with an endorsement that permits your spouse (or civil union partner/domestic partner in applicable states) to become the successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If your spouse (or civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•

The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or civil union partner/domestic partner in applicable states) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount of the increase to the Fixed Accumulation Account.

Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date that we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Joint Owners

•	Tax Qualified Contracts. For an individual Contract, no joint owner is permitted.

•

Non Tax Qualified Contracts. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action. A surviving joint owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased owner may not become a successor owner but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.

Transfer of Ownership

•	Tax Qualified Contracts. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•

Non Tax Qualified Contracts. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment

•	Tax Qualified Contracts. You may not pledge, charge, encumber, or in any way assign your interest in the Contract.

•

Non Tax Qualified Contracts. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership and (4) the right to elect a settlement option.

The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity of any assignment. If an assignment is allowed, the rights of an assignee, including the right to any payment under the Contact, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•

Tax Qualified Contracts. If this Contract is an individual contract, the Annuitant must be the Owner. If this Contract is a group contract, then the Annuitant is the designated participant in the group plan for whose benefit the Contract was purchased. The designation cannot be changed.

•

Non Tax Qualified Contracts. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

You generally may make or change a designation of Annuitant at any time before the Annuity Commencement Date. A designation of annuitant must be made by Written Request.

The designation of Annuitant may not be made or changed if the Owner or a joint owner is a trustee or a non-natural person. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit under this Contract.

If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you. If there is no joint owner who survives you, then the Beneficiary is the person or persons that you designate. If there is no joint Owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

Unless you have specified that a prior designation of Beneficiary is irrevocable, you may make or change a designation of Beneficiary at any time before the Annuity Commencement Date. A designation of Beneficiary must be made by Written Request. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option C).

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	Tax Qualified Contracts. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

•

Non Tax Qualified Contracts. The Beneficiary is the payee of the Death Benefit. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees.

•

For Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are still payable after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments. Unless you have specified that a prior designation is irrevocable, you may change the payee or contingent payee at any time.

•

For Death Benefits. You may designate a contingent payee to receive Death Benefit payments that are still payable after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments. A Beneficiary may not change a contingent payee designation made by you. A Beneficiary may make or change any other payee or contingent designation at any time.

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a Payee other than the Owner can have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract.

To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of our Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or investment practices or policies of the Separate Account.

The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

We may operate the Separate Account as a management company or any other form permitted by law. We may de-register the Separate Account in the event such registration is no longer required. We may combine the Separate Account with one or more separate accounts. We would only take these actions if we deemed them to be in the best interest of persons having voting right under the Contracts.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the 1940 Act, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote shares of a Portfolio held in the Separate Account at regular and special shareholder meetings of the Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the applicable Portfolio. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

*

Neither the Owner nor payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company. The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by us may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner’s taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59½ may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59½ may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 70 1/2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the Owner or plan participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•

For a Roth IRA, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding. If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents. If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-51955.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Underwriting Commissions Paid to GAA
State Regulations	GAA Expenses Paid by the Company
Portfolios	Arrangements with Selected Selling Firms
General Information	Payments from the Portfolios and/or Their Service Providers
Services	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income / Investor Control
Tax Deferral on Non-Tax-Qualified Contracts / Diversification
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2019 are available without charge.

•

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771 or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:
Address:
City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
37.045983	148,156.71	39.525501	526.662	33.558090	0.000	12/31/2018
43.016172	160,845.28	45.755071	525.995	38.768302	0.000	12/31/2017
39.672620	178,332.22	42.070924	612.756	35.575073	0.000	12/31/2016
34.837910	203,226.38	36.831769	853.289	31.082059	0.000	12/31/2015
38.881369	231,791.96	40.981753	1,170.660	34.514417	0.000	12/31/2014
35.930113	263,974.44	37.756096	1,169.570	31.733690	0.000	12/31/2013
27.140076	290,678.04	28.432847	1,429.030	23.849428	0.000	12/31/2012
23.466359	337,061.53	24.509120	1,547.940	20.516551	0.000	12/31/2011
23.581678	373,350.17	24.554917	1,968.930	20.513523	0.000	12/31/2010
19.564836	405,313.84	20.310531	2,290.540	16.933514	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
16.321310	299,798.76	16.707002	4,755.290	16.968102	0.000	12/31/2018
18.846892	347,044.34	19.233334	12,024.380	19.494280	0.000	12/31/2017
16.218464	393,093.79	16.500940	12,833.550	16.691204	0.000	12/31/2016
14.023038	464,068.02	14.223964	12,445.680	14.358974	0.000	12/31/2015
15.127068	549,921.24	15.297214	12,922.490	15.411252	0.000	12/31/2014
14.025444	593,591.60	14.140141	12,289.560	14.216820	0.000	12/31/2013
10.46122	669,292.36	10.514778	12,246.410	10.550499	0.000	12/31/2012
8.899027	788,946.97	8.917305	11,301.180	8.929467	0.000	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
16.423684	242,238.56	17.069691	919.825	17.512536	0.000	12/31/2018
18.385595	248,310.38	19.050391	909.013	19.504961	0.000	12/31/2017
16.475403	274,763.52	17.019471	991.651	17.390558	0.000	12/31/2016
15.153952	301,183.94	15.606865	1,212.460	15.915001	0.000	12/31/2015
16.310261	333,757.87	16.746716	2,071.600	17.042920	0.000	12/31/2014
15.295791	413,576.95	15.657419	2,035.540	15.902231	0.000	12/31/2013
12.002368	476,803.91	12.248855	3,349.550	12.415307	0.000	12/31/2012
10.689653	548,698.73	10.875898	3,343.530	11.001352	0.000	12/31/2011
10.848006	619,908.79	11.003568	4,671.520	11.108093	0.000	12/31/2010
10.042331	638,170.69	10.155438	5,046.870	10.231256	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
17.086488	69,751.19	17.490218	1,440.080	17.763513	0.000	12/31/2018
18.750796	82,286.05	19.135216	931.520	19.394786	0.000	12/31/2017
17.514512	95,315.04	17.819491	710.802	18.024912	0.000	12/31/2016
15.471471	70,769.55	15.693115	662.559	15.842029	0.000	12/15/1931
15.373433	77,348.61	15.546330	602.944	15.662207	0.000	12/31/2014
13.819067	85,781.76	13.932071	514.308	14,007.620000	0.000	12/31/2013
10.695708	78,953.09	10.750457	411.372	10.786972	0.000	12/31/2012
9.137312	82,836.99	9.156070	307.180	9.168547	0.000	12/31/2011
5.552872	156,743.56	5.717504	324.287	5.829679	0.000	12/31/2010
5.105057	166,863.34	5.240456	320.689	5.332510	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Fund)—Series I Shares (Inception Date 5/1/2001)
22.923461	119,418.84	24.183994	137.355	25.059704	0.000	12/31/2018
23.042422	126,749.40	24.235229	137.355	25.061841	0.000	12/31/2017
20.175550	141,265.26	21.155737	267.974	21.833323	0.000	12/31/2016
23.110886	165,270.50	24.160083	550.728	24.883607	0.000	12/31/2015
22.720334	185,802.25	23.679662	550.728	24.339611	0.000	12/31/2014
19.255552	195,336.04	20.007688	550.739	20.523846	0.000	12/31/2013
13.895436	211,794.81	14.394421	550.739	14.736027	0.000	12/31/2012
11.657407	230,720.23	12.039189	605.538	12.299936	0.000	12/31/2011
11.373404	252,316.57	11.710286	983.143	11.939834	0.000	12/31/2010
10.955003	274,749.74	11.245254	904.173	11.442574	0.000	12/31/2009

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
18.665075	56,038.37	19.517140	820.507	20.104153	0.000	12/31/2018
19.588181	85,495.01	20.419862	491.373	20.991369	0.000	12/31/2017
18.688177	99,087.45	19.422702	314.056	19.926154	0.000	12/31/2016
17.042638	111,501.73	17.658726	262.961	18.079933	0.000	12/31/2015
17.849906	133,047.82	18.439012	216.334	18.840766	0.000	12/31/2014
17.796241	141,076.36	18.327761	208.149	18.689340	0.000	12/31/2013
16.866905	142,423.20	17.317952	390.262	17.624013	0.000	12/31/2012
14.600221	157,990.73	14.944921	352.137	15.178226	0.000	12/31/2011
14.665988	178,635.31	14.966783	320.571	15.169859	0.000	12/31/2010
13.096510	205,734.18	13.324556	212.978	13.478143	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Mid Cap Growth Fund-Series I) (Inception Date 5/1/2012)
15.686644	458,596.21	16.008803	5,562.190	16.226276	0.000	12/31/2018
16.851450	506,233.69	17.144987	14,181.530	17.342627	0.000	12/31/2017
13.952044	560,365.33	14.152121	14,843.060	14.286493	0.000	12/31/2016
14.044154	629,368.75	14.202288	15,051.010	14.308227	0.000	12/31/2015
14.073889	676,946.47	14.189135	15,062.310	14.266140	0.000	12/31/2014
13.211916	757,880.35	13.279646	14,238.950	13.324790	0.000	12/31/2013
9.779536	815,554.47	9.799848	14,349.910	9.813349	0.000	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
19.505101	90,665.06	20.359241	628.637	20.946766	0.000	12/31/2018
23.297155	102,187.87	24.243041	246.686	24.892012	0.000	12/31/2017
20.715250	122,523.86	21.491079	254.480	22.022017	0.000	12/31/2016
18.747766	141,141.93	19.390873	214.328	19.829858	0.000	12/31/2015
20.124852	167,038.83	20.751973	197.770	21.178964	0.000	12/31/2014
19.939934	183,064.25	20.498848	238.178	20.878426	0.000	12/31/2013
14.711363	208,253.92	15.077854	179.356	15.326111	0.000	12/31/2012
13.101043	256,379.49	13.386439	120.842	13.579267	0.000	12/31/2011
13.383892	236,908.71	13.634006	1,679.530	13.802550	0.000	12/31/2010
10.560052	233,790.33	10.724769	2,147.290	10.835495	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.674882	68,988.61	13.133079	96.246	13.446401	0.000	12/31/2018
13.710436	82,233.59	14.162680	208.222	14.471144	0.000	12/31/2017
12.269155	122,256.90	12.635512	211.693	12.884764	0.000	12/31/2016
11.471173	159,102.20	11.777849	215.385	11.985969	0.000	12/31/2015
11.898427	198,242.66	12.179423	219.412	12.369640	0.000	12/31/2014
11.546536	213,422.10	11.783338	223.175	11.943241	0.000	12/31/2013
10.468828	263,014.52	10.651102	1,743.840	10.773875	0.000	12/31/2012
9.582086	220,613.24	9.719178	1,579.760	9.811290	0.000	12/31/2011
9.804853	213,433.13	9.915011	1,409.930	9.988837	0.000	12/31/2010
8.907869	186,322.19	8.980628	1,219.930	9.029267	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
11.734388	25,864.57	12.158514	0.000	12.448574	0.000	12/31/2018
12.190491	29,049.72	12.592535	85.389	12.866803	0.000	12/31/2017
11.641073	35,422.71	11.988591	88.315	12.225083	0.000	12/31/2016
11.286371	33,325.59	11.588016	91.320	11.792773	0.000	12/31/2015
11.587015	40,250.59	11.860580	94.501	12.045804	0.000	12/31/2014
11.435143	49,479.76	11.669589	610.793	11.827936	0.000	12/31/2013
11.307621	58,845.16	11.504437	2,043.470	11.637021	0.000	12/31/2012
10.901054	63,179.72	11.056957	1,896.820	11.161707	0.000	12/31/2011
10.718686	70,369.21	10.839062	1,744.890	10.919741	0.000	12/31/2010
10.218964	63,998.51	10.302376	1,504.880	10.358142	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.700056	119,297.22	13.159159	0.000	13.473094	0.000	12/31/2018
14.007776	141,983.10	14.469822	0.000	14.784966	0.000	12/31/2017
12.111117	151,182.63	12.472753	73.832	12.718788	0.000	12/31/2016
11.197553	187,047.11	11.496910	41.748	11.700066	0.000	12/31/2015
11.649302	230,981.64	11.924422	41.993	12.110652	0.000	12/31/2014
11.297881	282,439.88	11.529597	26.457	11.686049	0.000	12/31/2013

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.831643	311,928.95	10.002842	2,006.070	10.118147	0.000	12/31/2012
8.831294	325,548.20	8.957666	1,767.900	9.042554	0.000	12/31/2011
9.298466	292,906.24	9.402949	1,525.290	9.472951	0.000	12/31/2010
8.282285	258,899.93	8.349955	1,308.440	8.395174	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.157657	35,781.37	12.597145	0.000	12.897659	0.000	12/31/2018
12.878807	37,574.13	13.303615	0.000	13.593359	0.000	12/31/2017
11.880294	34,622.96	12.235008	105.919	12.476354	0.000	12/31/2016
11.327107	44,847.18	11.629898	58.069	11.835394	0.000	12/31/2015
11.684006	47,542.95	11.959911	58.410	12.146691	0.000	12/31/2014
11.470964	54,707.90	11.706201	35.377	11.865046	0.000	12/31/2013
10.839063	78,530.34	11.027762	2,540.030	11.154867	0.000	12/31/2012
10.191838	70,451.81	10.337621	2,051.430	10.435582	0.000	12/31/2011
10.225248	72,550.68	10.340093	1,553.510	10.417086	0.000	12/31/2010
9.525025	73,753.69	9.602792	1,319.780	9.654796	0.000	12/31/2009
American Century Variable Portfolios, Inc.—VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
12.397020	429,716.87	12.575093	2,177.400	12.694711	0.000	12/31/2018
13.263334	470,318.78	13.412761	2,142.150	13.512878	0.000	12/31/2017
11.044358	514,956.44	11.134990	2,131.140	11.195567	0.000	12/31/2016
10.850824	582,161.79	10.906648	2,393.520	10.943865	0.000	12/31/2015
10.796387	624,423.75	10.818977	2,356.960	10.833999	0.000	12/31/2014
American Century Variable Portfolios, Inc.—VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
17.173171	102,962.42	17.925070	1,357.830	18.442392	0.000	12/31/2018
18.941571	110,653.76	19.710512	541.332	20.238218	0.000	12/31/2017
17.294702	134,268.23	17.942334	633.243	18.385675	0.000	12/31/2016
15.219626	137,942.89	15.741616	628.375	16.098065	0.000	12/31/2015
16.061236	160,682.41	16.561636	561.806	16.902483	0.000	12/31/2014
14.431820	175,214.84	14.836291	571.713	15.111086	0.000	12/31/2013
11.144510	186,739.57	11.422098	524.589	11.610217	0.000	12/31/2012
9.711168	214,654.02	9.922696	318.584	10.065682	0.000	12/31/2011
9.739897	221,618.54	9.921895	286.016	10.044607	0.000	12/31/2010
8.901355	251,200.27	9.040175	408.687	9.133548	0.000	12/31/2009
American Century Variable Portfolios, Inc.—VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
26.570689	208,380.63	27.733995	1,076.630	28.534108	0.000	12/31/2018
30.919120	216,518.76	32.174215	585.596	33.035264	0.000	12/31/2017
28.073840	244,746.57	29.125035	586.498	29.844387	0.000	12/31/2016
23.175701	258,198.40	23.970544	543.419	24.513079	0.000	12/31/2015
23.846341	288,924.80	24.589295	1,074.160	25.095119	0.000	12/31/2014
20.773235	339,492.66	21.355435	1,046.930	21.750804	0.000	12/31/2013
16.191909	372,125.29	16.595210	1,045.840	16.868401	0.000	12/31/2012
14.117831	438,456.61	14.425323	1,594.420	14.633089	0.000	12/31/2011
14.417878	512,668.30	14.687266	1,820.740	14.868815	0.000	12/31/2010
12.261657	554,495.56	12.452868	1,805.920	12.581419	0.000	12/31/2009
American Century Variable Portfolios, Inc.—VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
23.909962	172,604.63	24.956710	2,909.170	25.676754	0.000	12/31/2018
24.068846	193,207.10	25.045841	2,438.280	25.716182	0.000	12/31/2017
18.460379	223,176.23	19.151631	2,422.880	19.624713	0.000	12/31/2016
17.925624	255,811.36	18.540400	2,535.020	18.960090	0.000	12/31/2015
17.107295	296,099.86	17.640295	2,469.780	18.003239	0.000	12/31/2014
15.773566	323,332.42	16.215644	2,441.770	16.515912	0.000	12/31/2013
11.670588	343,466.58	11.961288	3,573.180	12.158236	0.000	12/31/2012
10.390341	382,563.08	10.616660	4,254.930	10.769607	0.000	12/31/2011
10.426360	425,837.80	10.621190	7,693.770	10.752524	0.000	12/31/2010
9.109140	465,662.40	9.251218	7,296.320	9.346746	0.000	12/31/2009
Deutsche DWS Investments VIT Funds—DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)-Class A (Inception Date 5/1/1999)
28.584952	115,349.61	30.336039	341.741	31.557725	0.000	12/31/2018
32.661008	121,522.08	34.555881	320.904	35.874547	0.000	12/31/2017
28.972188	135,689.92	30.560289	325.648	31.662706	0.000	12/31/2016

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
24.278397	154,975.61	25.531497	296.326	26.399202	0.000	12/31/2015
25.809189	175,303.03	27.058880	268.766	27.922037	0.000	12/31/2014
24.990567	204,381.42	26.121057	262.736	26.899940	0.000	12/31/2013
18.281495	216,197.89	19.050535	240.525	19.579070	0.000	12/31/2012
15.950320	246,483.58	16.570592	159.151	16.995825	0.000	12/31/2011
16.923585	283,164.55	17.528415	171.426	17.942037	0.000	12/31/2010
13.570609	294,557.14	14.022277	171.426	14.324246	0.000	12/31/2009
Dreyfus Investment Portfolios—MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
15.970724	32,628.64	16.548146	559.293	16.942961	0.000	12/31/2018
19.212530	36,574.62	19.846323	508.071	20.278594	0.000	12/31/2017
16.937194	56,130.79	17.442998	456.378	17.787102	0.000	12/31/2016
14.911004	46,573.19	15.309701	397.838	15.580251	0.000	12/31/2015
15.513096	48,348.29	15.879524	341.424	16.127559	0.000	12/31/2014
14.077773	72,702.27	14.366547	414.620	14.561522	0.000	12/31/2013
10.599682	65,350.49	10.784301	360.021	10.908640	0.000	12/31/2012
9.008668	51,137.41	9.137629	211.394	9.224248	0.000	12/31/2011
9.118201	54,623.67	9.220701	138.711	9.289371	0.000	12/31/2010
7.284643	6,059.24	7.344183	0.000	7.383992	0.000	12/31/2009
Dreyfus Investment Portfolios—Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
29.613404	442,908.76	30.909886	244.221	31.801760	0.000	12/31/2018
30.334918	488,479.87	31.566280	249.916	32.411207	0.000	12/31/2017
21.567782	512,748.57	22.375403	391.036	22.928189	0.000	12/31/2016
20.887553	571,241.43	21.603916	407.640	22.093022	0.000	12/31/2015
19.955171	614,566.78	20.576893	678.564	21.000321	0.000	12/31/2014
18.945844	696,116.73	19.476811	1,048.830	19.837521	0.000	12/31/2013
14.468533	760,683.23	14.828894	3,828.370	15.073079	0.000	12/31/2012
12.692241	830,225.68	12.968656	4,375.540	13.155481	0.000	12/31/2011
13.958169	919,000.96	14.218937	5,554.460	14.394733	0.000	12/31/2010
10.895130	997,390.38	11.065036	4,874.100	11.179274	0.000	12/31/2009
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
28.431536	1,346,581.09	30.334078	7,857.670	25.101440	0.000	12/31/2018
30.239361	1,482,733.57	32.164341	14,890.150	26.561977	0.000	12/31/2017
25.232552	1,617,362.45	26.757619	15,804.380	22.052594	0.000	12/31/2016
22.908763	1,785,686.05	24.219646	15,778.080	19.920664	0.000	12/31/2015
22.979508	1,962,116.61	24.220689	17,485.160	19.881348	0.000	12/31/2014
20.547425	2,179,625.80	21.591509	16,677.020	17.687469	0.000	12/31/2013
15.783917	2,415,631.77	16.535639	19,777.980	13.518488	0.000	12/31/2012
13.832288	2,653,082.65	14.446851	17,801.510	11.786891	0.000	12/31/2011
13.769660	2,952,544.40	14.337884	16,707.670	11.674447	0.000	12/31/2010
12.160550	3,157,298.78	12.623970	14,673.630	10.258200	0.000	12/31/2009
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.)—Initial Shares (Inception Date 7/15/1997)
21.103706	259,502.51	22.516160	2,061.590	18.932847	0.000	12/31/2018
22.390668	284,212.59	23.816289	2,061.590	19.985440	0.000	12/31/2017
19.688779	306,812.36	20.878997	2,061.590	17.485403	0.000	12/31/2016
18.091666	343,312.88	19.127115	2,061.590	15.985970	0.000	12/31/2015
18.954087	384,416.78	19.978033	2,241.580	16.663474	0.000	12/31/2014
16.943964	421,241.32	17.805108	2,241.580	14.821108	0.000	12/31/2013
12.791488	451,515.11	13.400813	8,371.440	11.132464	0.000	12/31/2012
11.586654	484,797.89	12.101538	9,130.070	10.032741	0.000	12/31/2011
11.646028	515,234.32	12.126698	8,587.140	10.033366	0.000	12/31/2010
10.287151	560,684.88	10.679251	7,795.060	8.817978	0.000	12/31/2009
Dreyfus Variable Investment Fund—Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
26.598771	246,921.96	28.378656	476.232	23.719614	0.000	12/31/2018
28.963346	277,114.47	30.807076	587.261	25.697110	0.000	12/31/2017
23.068326	313,635.00	24.462574	577.010	20.363977	0.000	12/31/2016
21.682243	351,273.96	22.922927	551.498	19.043831	0.000	12/31/2015
22.546786	380,146.00	23.764559	544.476	19.703221	0.000	12/31/2014
21.155122	418,467.62	22.230051	535.478	18.393790	0.000	12/31/2013
17.716660	480,698.67	18.560388	1,500.960	15.326454	0.000	12/31/2012

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
16.272277	530,768.20	16.995212	1,550.490	14.005554	0.000	12/31/2011
15.138504	574,110.52	15.763195	1,560.590	12.964135	0.000	12/31/2010
13.314101	646,153.84	12.623970	2,554.560	11.344306	0.000	12/31/2009
Dreyfus Variable Investment Fund—Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 7/15/1997)
1.103252	2,118,495.08	1.169922	36,671.580	1.171318	0.000	12/31/2018
1.104735	1,970,215.93	1.168216	36,308.070	1.167667	0.000	12/31/2017
1.115491	2,296,946.12	1.175804	35,749.650	1.173329	0.000	12/31/2016
1.129593	2,544,081.05	1.186727	37,601.120	1.182322	0.000	12/31/2015
1.143772	2,249,655.71	1.197729	45,802.100	1.191393	0.000	12/31/2014
1.157951	2,752,059.24	1.208733	44,065.540	1.200465	0.000	12/31/2013
1.172130	3,400,012.12	1.219739	46,883.550	1.209538	0.000	12/31/2012
1.186386	4,042,444.47	1.230805	43,697.060	1.218660	0.000	12/31/2011
1.200448	4,830,483.05	1.241697	42,561.820	1.227627	0.000	12/31/2010
1.214495	5,766,256.20	1.252565	45,108.570	1.236565	0.000	12/31/2009
Dreyfus Variable Investment Fund—Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
23.504757	133,555.02	25.077758	305.155	23.684998	0.000	12/31/2018
25.012385	145,317.62	26.604776	346.723	25.076230	0.000	12/31/2017
21.190181	156,256.41	22.471033	417.867	21.137431	0.000	12/31/2016
19.531634	178,509.33	20.649363	390.149	19.384714	0.000	12/31/2015
19.500115	202,650.21	20.553450	513.659	19.255762	0.000	12/31/2014
17.966939	226,651.89	18.879977	499.416	17.652285	0.000	12/31/2013
13.321838	256,128.61	13.956353	5,161.120	13.022539	0.000	12/31/2012
11.443593	267,262.29	11.952080	4,813.440	11.129768	0.000	12/31/2011
11.939359	304,183.81	12.432089	4,442.430	11.553457	0.000	12/31/2010
10.209163	333,618.84	10.598240	4,148.940	9.829376	0.000	12/31/2009
Dreyfus Variable Investment Fund—Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
21.091193	243,815.95	22.503059	409.209	21.935429	0.000	12/31/2018
26.435803	271,873.22	28.119216	395.896	27.354268	0.000	12/31/2017
21.502974	299,787.77	22.803068	368.259	22.138155	0.000	12/31/2016
18.628278	318,395.69	19.694616	364.442	19.081792	0.000	12/31/2015
19.333190	353,830.75	20.377820	335.932	19.703925	0.000	12/31/2014
19.299985	392,346.55	20.281036	304.495	19.570785	0.000	12/31/2013
13.176728	439,984.82	13.804535	1,780.470	13.294270	0.000	12/31/2012
11.085179	470,581.55	11.577904	1,777.380	11.127354	0.000	12/31/2011
13.049170	505,999.34	13.587862	2,196.610	13.032769	0.000	12/31/2010
10.091016	566,076.12	10.475736	3,327.240	10.027548	0.000	12/31/2009
Franklin Templeton Variable Insurance Products Trust—Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
9.251479	178,695.90	9.586043	4,078.880	9.814839	0.000	12/31/2018
11.097317	175,116.16	11.463482	8,402.160	11.713269	0.000	12/31/2017
9.644470	187,878.44	9.932544	8,818.440	10.128577	0.000	12/31/2016
9.126476	186,457.60	9.370551	7,901.410	9.536216	0.000	12/31/2015
9.898727	191,584.81	10.132569	7,669.300	10.290891	0.000	12/31/2014
11.296890	156,645.43	11.528622	7,039.330	11.685127	0.000	12/31/2013
9.317125	118,926.20	9.479396	8,545.850	9.588726	0.000	12/31/2012
7.992835	109,755.48	8.107234	7,085.710	8.184119	0.000	12/31/2011
9.070806	119,643.53	9.172728	6,044.170	9.241057	0.000	12/31/2010
8.486115	104,462.21	8.555439	4,496.980	8.601793	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception Date 7/15/1997)
41.562245	754,440.92	44.343249	3,126.030	36.002556	0.000	12/31/2018
41.870467	839,278.19	44.535702	3,478.030	36.085476	0.000	12/31/2017
35.854830	943,221.86	38.021753	3,880.170	30.745578	0.000	12/31/2016
34.763800	984,117.32	36.752884	3,794.850	29.659614	0.000	12/31/2015
35.040050	1,086,286.62	36.932463	4,389.380	29.744435	0.000	12/31/2014
32.751293	1,208,062.46	34.415303	4,522.080	27.661302	0.000	12/31/2013
27.644471	1,306,046.95	28.960867	6,896.120	23.230386	0.000	12/31/2012
24.678000	1,444,863.87	25.774254	7,375.210	20.632400	0.000	12/31/2011
24.624243	1,714,139.14	25.640208	8,743.800	20.483807	0.000	12/31/2010
23.041572	1,889,388.69	23.919450	8,415.040	19.070596	0.000	12/31/2009

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Janus Aspen Series—Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception Date 7/15/1997)
47.845738	320,396.22	51.048418	3,462.810	41.492474	0.000	12/31/2018
48.731111	352,734.87	51.834264	3,209.150	42.045761	0.000	12/31/2017
38.785445	379,152.47	41.130479	3,232.380	33.296285	0.000	12/31/2016
35.008152	412,474.16	37.012130	4,232.790	29.901969	0.000	12/31/2015
34.129797	449,247.76	35.973967	4,354.340	29.004635	0.000	12/31/2014
30.762138	508,249.50	32.325927	4,884.460	26.010806	0.000	12/31/2013
23.567783	547,374.23	24.690729	7,027.070	19.827187	0.000	12/31/2012
20.380175	598,482.93	21.286103	7,006.150	17.058564	0.000	12/31/2011
20.966800	671,167.59	21.832445	9,872.960	17.461185	0.000	12/31/2010
16.896627	773,505.73	17.540879	10,917.380	14.000626	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date 5/1/1999)
28.987812	422,998.90	30.763414	1,598.480	32.002078	0.000	12/31/2018
28.830087	459,834.28	30.502599	1,949.440	31.666395	0.000	12/31/2017
22.436185	516,603.31	23.665961	2,191.180	24.519560	0.000	12/31/2016
22.265938	575,448.89	23.415082	3,927.360	24.210703	0.000	12/31/2015
20.122905	635,797.97	21.097210	3,552.580	21.770105	0.000	12/31/2014
18.769594	708,645.86	19.618655	4,437.770	20.203562	0.000	12/31/2013
14.506123	802,313.68	15.116322	4,618.960	15.535622	0.000	12/31/2012
11.850045	871,789.68	12.310863	5,220.830	12.626715	0.000	12/31/2011
12.880192	1,049,746.28	13.340517	5,354.460	13.655240	0.000	12/31/2010
12.237077	1,142,119.31	12.635964	7,534.800	12.908012	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
23.784192	401,820.98	25.376189	6,055.920	21.179407	0.000	12/31/2018
28.362000	431,185.19	30.167939	9,603.770	25.127576	0.000	12/31/2017
21.936749	470,766.87	23.262993	9,986.740	19.337369	0.000	12/31/2016
23.782795	535,162.79	25.144034	9,327.440	20.858824	0.000	12/31/2015
26.387645	557,774.26	27.813167	9,077.830	23.026476	0.000	12/31/2014
30.368250	598,121.57	31.911520	8,228.210	26.366161	0.000	12/31/2013
26.884279	691,417.79	28.164764	10,314.590	23.223589	0.000	12/31/2012
24.031504	779,936.82	25.099252	9,472.300	20.653928	0.000	12/31/2011
35.931621	883,475.81	37.414177	9,276.510	30.725675	0.000	12/31/2010
29.081634	983,173.09	30.189779	10,697.900	24.742872	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date 7/15/1997)
26.598301	409,651.95	28.378476	2,758.670	23.523217	0.000	12/31/2018
27.691766	447,840.40	29.454874	2,886.920	24.365928	0.000	12/31/2017
21.960972	503,685.23	23.288552	2,960.020	19.226267	0.000	12/31/2016
22.161871	570,784.25	23.430257	3,238.180	19.304242	0.000	12/31/2015
21.336089	634,922.89	22.488724	3,241.980	18.491158	0.000	12/31/2014
19.150539	727,456.51	20.123843	3,246.020	16.513302	0.000	12/31/2013
14.901656	831,345.77	15.611510	4,620.040	12.784744	0.000	12/31/2012
12.745249	938,110.84	13.311670	4,547.780	10.879249	0.000	12/31/2011
13.649497	1,051,736.56	14.212905	5,323.780	11.592421	0.000	12/31/2010
12.088320	1,152,693.06	12.549112	6,194.180	10.214771	0.000	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc.—Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
19.481582	161,756.30	20.785134	4,471.200	20.107762	0.000	12/31/2018
19.889271	162,435.19	21.155328	4,806.270	20.424386	0.000	12/31/2017
18.985675	200,324.69	20.133092	4,801.810	19.398389	0.000	12/31/2016
18.146371	230,703.64	19.184658	5,189.610	18.447306	0.000	12/31/2015
18.524574	263,086.06	19.525049	6,579.570	18.736741	0.000	12/31/2014
17.419293	317,604.08	18.304351	6,181.490	17.529915	0.000	12/31/2013
17.722742	373,704.36	18.566669	6,034.860	17.745274	0.000	12/31/2012
16.425104	438,941.37	17.154729	5,407.690	16.362570	0.000	12/31/2011
15.767295	498,734.94	16.417846	5,244.200	15.628239	0.000	12/31/2010
14.924840	558,865.91	15.493462	4,606.680	14.718576	0.000	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc. – Discovery Portfolio (formerly Mid Cap Growth Portfolio)-Class I (Inception Date 5/1/2007)
19.951868	56,659.32	20.673271	188.446	21.166525	0.000	12/31/2018
18.289057	45,040.41	18.892449	188.699	19.303965	0.000	12/31/2017
13.366633	46,879.36	13.765876	153.406	14.037479	0.000	12/31/2016
14.861452	52,804.64	15.258862	153.395	15.528542	0.000	12/31/2015

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
16.017087	68,601.74	16.395445	147.231	16.651544	0.000	12/31/2014
15.931061	71,334.31	16.257860	125.333	16.478506	0.000	12/31/2013
11.751763	119,005.74	11.956464	508.836	12.094321	0.000	12/31/2012
10.966476	145,923.09	11.123435	474.836	11.228868	0.000	12/31/2011
11.974622	79,274.64	12.109183	438.289	12.199353	0.000	12/31/2010
9.178449	89,948.20	9.25345	438.289	9.303582	0.000	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
44.907529	125,777.94	47.912883	1,906.150	47.092409	0.000	12/31/2018
49.357024	136,960.26	52.499268	2,940.080	51.495556	0.000	12/31/2017
48.546479	157,534.52	51.480851	3,047.730	50.395111	0.000	12/31/2016
46.094893	175,472.63	48.732837	3,159.550	47.608963	0.000	12/31/2015
45.756354	199,452.59	48.228074	3,345.180	47.020851	0.000	12/31/2014
35.773176	223,162.55	37.591278	3,255.360	36.576503	0.000	12/31/2013
35.551082	257,201.98	37.244450	3,695.380	36.165942	0.000	12/31/2012
31.128766	275,350.85	32.512010	3,613.930	31.506582	0.000	12/31/2011
29.805360	300,625.24	31.035542	3,459.340	30.015256	0.000	12/31/2010
23.259087	317,774.23	24.145689	3,177.400	23.304908	0.000	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
19.320824	77,838.01	20.166716	1,332.210	20.748687	0.000	12/31/2018
20.787761	85,622.54	21.631608	1,798.320	22.210691	0.000	12/31/2017
16.621841	101,246.53	17.244259	1,681.470	17.670321	0.000	12/31/2016
17.237538	114,074.55	17.828726	1,641.810	18.232397	0.000	12/31/2015
16.884002	121,151.28	17.410036	1,556.660	17.768332	0.000	12/31/2014
14.837432	134,160.76	15.253278	1,402.590	15.535807	0.000	12/31/2013
11.598687	144,156.06	11.887585	1,265.360	12.083367	0.000	12/31/2012
10.308821	164,924.90	10.533356	972.095	10.685143	0.000	12/31/2011
10.576448	215,170.66	10.774077	801.288	10.907333	0.000	12/31/2010
9.803405	256,120.27	9.956301	451.380	10.059128	0.000	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
11.970792	67,471.83	12.494944	130.368	12.855509	0.000	12/31/2018
12.824265	73,576.67	13.344912	130.368	13.702154	0.000	12/31/2017
11.904450	81,354.50	12.350261	150.558	12.655389	0.000	12/31/2016
11.470200	88,805.75	11.863624	150.558	12.132219	0.000	12/31/2015
11.537132	101,677.42	11.896624	150.558	12.141438	0.000	12/31/2014
10.814413	109,115.93	11.117525	150.558	11.323436	0.000	12/31/2013
9.691634	124,751.49	9.933039	255.080	10.096615	0.000	12/31/2012
8.750125	134,854.58	8.940715	315.357	9.069530	0.000	12/31/2011
8.810674	144,447.33	8.975312	228.835	9.086306	0.000	12/31/2010
7.913698	172,651.26	8.037124	200.415	8.120120	0.000	12/31/2009
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
20.982936	84,031.01	21.901466	4,351.730	22.533438	0.000	12/31/2018
23.104684	89,163.67	24.042425	10,406.440	24.685981	0.000	12/31/2017
20.042705	105,665.29	20.793069	10,972.180	21.306744	0.000	12/31/2016
18.211665	114,488.94	18.836141	10,757.050	19.262558	0.000	12/31/2015
17.875277	133,001.32	18.432091	11,125.910	18.811341	0.000	12/31/2014
16.376301	149,702.21	16.835166	10,452.740	17.146911	0.000	12/31/2013
12.603989	203,758.85	12.917857	10,313.660	13.130563	0.000	12/31/2012
10.938382	233,060.02	11.176588	8,860.480	11.337606	0.000	12/31/2011
11.094979	209,672.56	11.302261	7,668.480	11.442021	0.000	12/31/2010
9.691422	190,755.85	9.842547	5,501.970	9.94419	0.000	12/31/2009
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.312089	134,917.51	13.894863	1,521.930	14.295755	0.000	12/31/2018
13.807321	141,881.22	14.367768	2,413.910	14.752334	0.000	12/31/2017
13.508521	142,198.72	14.014283	2,390.490	14.360458	0.000	12/31/2016
13.023155	159,992.77	13.469735	1,889.880	13.774628	0.000	12/31/2015
13.575379	196,998.82	13.998243	1,761.760	14.286224	0.000	12/31/2014
13.354110	244,655.41	13.728272	1,549.690	13.982446	0.000	12/31/2013
14.918978	329,750.94	15.290396	1,968.060	15.542069	0.000	12/31/2012
13.912909	371,829.09	14.215772	1,750.070	14.420485	0.000	12/31/2011
12.634272	431,883.40	12.870229	1,891.970	13.029325	0.000	12/31/2010
11.852373	424,389.11	12.037094	1,462.300	12.161328	0.000	12/31/2009

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
PIMCO Variable Insurance Trust—PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
15.449792	218,528.47	16.126115	13,787.980	16.591375	0.000	12/31/2018
15.754950	251,448.33	16.394441	15,337.900	16.833235	0.000	12/31/2017
15.228947	273,012.46	15.799113	14,401.150	16.189363	0.000	12/31/2016
15.041825	298,992.66	15.557615	15,111.670	15.909762	0.000	12/31/2015
15.186995	326,594.49	15.660070	16,257.200	15.982244	0.000	12/31/2014
14.770110	372,789.36	15.183974	14,959.530	15.465097	0.000	12/31/2013
15.279607	437,458.14	15.660052	13,507.840	15.917825	0.000	12/31/2012
14.139882	453,654.59	14.447732	11,199.440	14.655787	0.000	12/31/2011
13.840269	553,959.72	14.098775	10,277.050	14.273055	0.000	12/31/2010
12.982892	470,047.02	13.185247	7,727.760	13.321331	0.000	12/31/2009
Wilshire Variable Insurance Trust—Wilshire Global Allocation Fund (Inception Date 12/7/2018)
9.458526	61,538.46	9.460738	1,307.380	9.462207	0.000	12/31/2018

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
40.824605	2,635.440	34.607208	0.000	12/31/2018
47.186932	2,885.080	39.919555	0.000	12/31/2017
43.322037	2,369.980	36.576372	0.000	12/31/2016
37.869676	2,377.100	31.908649	0.000	12/31/2015
42.072790	2,244.340	35.378771	0.000	12/31/2014
38.702592	2,002.220	32.479282	0.000	12/31/2013
29.101539	1,890.710	24.372946	0.000	12/31/2012
25.047366	1,733.770	20.935093	0.000	12/31/2011
25.056260	1,452.870	20.900465	0.000	12/31/2010
20.693868	1,127.800	17.226911	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
16.902566	7,812.710	17.166255	0.000	12/31/2018
19.428830	8,391.260	19.691967	0.000	12/31/2017
16.643512	7,569.410	16.835098	0.000	12/31/2016
14.325153	7,614.410	14.460893	0.000	12/31/2015
15.382713	7,248.740	15.497188	0.000	12/31/2014
14.197646	6,818.750	14.274509	0.000	12/31/2013
10.541572	5,859.890	10.577320	0.000	12/31/2012
8.926428	5,085.240	8.938577	0.000	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
17.400960	1,521.340	17.851611	0.000	12/31/2018
19.390523	1,421.040	19.852400	0.000	12/31/2017
17.297211	2,555.490	17.673691	0.000	12/31/2016
15.837549	2,478.340	16.149693	0.000	12/31/2015
16.968526	2,416.170	17.268113	0.000	12/31/2014
15.840787	2,221.240	16.088017	0.000	12/31/2013
12.373554	2,484.700	12.541402	0.000	12/31/2012
10.969906	2,476.620	11.096219	0.000	12/31/2011
11.081917	141.577	11.187000	0.000	12/31/2010
10.212277	120.484	10.288379	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
17.694944	917.411	17.970927	0.000	12/31/2018
19.329720	2,618.170	19.591438	0.000	12/31/2017
17.973455	2,498.690	18.180264	0.000	12/31/2016

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
15.804761	2,484.070	15.954441	0.000	12/31/2015
15.633236	2,964.500	15.749527	0.000	12/31/2014
13.988754	3,230.950	14.064464	0.000	12/31/2013
10.777863	512.350	10.814396	0.000	12/31/2012
9.165439	329.924	9.177911	0.000	12/31/2011
5.801496	445.947	5.915234	0.000	12/31/2010
5.309402	340.535	5.402611	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Fund)—Series I Shares (Inception Date 5/1/2001)
24.838260	3,583.110	25.736563	0.000	12/31/2018
24.852971	5,250.900	25.699651	0.000	12/31/2017
21.662237	5,261.270	22.355273	0.000	12/31/2016
24.701052	4,831.980	25.439986	0.000	12/31/2015
24.173229	5,128.790	24.846232	0.000	12/31/2014
20.393828	5,066.880	20.919426	0.000	12/31/2013
14.650040	1,975.990	14.997396	0.000	12/31/2012
12.234356	2,044.350	12.499101	0.000	12/31/2011
11.882155	1,088.090	12.114896	0.000	12/31/2010
11.393028	920.626	11.592819	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
19.956034	5,236.840	20.555186	0.000	12/31/2018
20.847272	5,152.940	21.429718	0.000	12/31/2017
19.799297	4,999.570	20.311639	0.000	12/31/2016
17.973878	5,285.520	18.401875	0.000	12/31/2015
18.739678	6,071.370	19.147291	0.000	12/31/2014
18.598430	5,643.650	18.964714	0.000	12/31/2013
17.547102	5,783.250	17.856691	0.000	12/31/2012
15.119626	1,434.070	15.355274	0.000	12/31/2011
15.118875	429.175	15.323693	0.000	12/31/2010
13.439612	368.140	13.594280	0.000	12/31/2009
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Mid Cap Growth Fund-Series I ) (Inception Date 5/1/2012)
16.171720	4,903.670	16.391009	0.000	12/31/2018
17.293078	5,586.180	17.492082	0.000	12/31/2017
14.252830	8,041.390	14.387931	0.000	12/31/2016
14.281704	7,933.560	14.388052	0.000	12/31/2015
14.246876	8,895.130	14.324071	0.000	12/31/2014
13.313508	8,343.930	13.358693	0.000	12/31/2013
9.809977	7,635.220	9.823474	0.000	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)—Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
20.798573	2,862.220	21.397719	0.000	12/31/2018
24.728439	4,241.910	25.389246	0.000	12/31/2017
21.888298	4,440.900	22.428121	0.000	12/31/2016
19.719385	4,212.430	20.165054	0.000	12/31/2015
21.071586	3,598.140	21.504429	0.000	12/31/2014
20.783040	3,356.470	21.167256	0.000	12/31/2013
15.263779	2,468.980	15.514695	0.000	12/31/2012
13.530893	1,047.560	13.725491	0.000	12/31/2011
13.760300	404.592	13.930148	0.000	12/31/2010
10.807756	371.211	10.919176	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.367509	8,793.640	13.685834	0.000	12/31/2018
14.393537	10,316.720	14.706450	0.000	12/31/2017
12.822099	11,362.680	13.074555	0.000	12/31/2016
11.933697	12,922.190	12.144173	0.000	12/31/2015
12.321907	16,080.330	12.513972	0.000	12/31/2014
11.903144	13,588.430	12.064351	0.000	12/31/2013
10.743106	10,673.270	10.866702	0.000	12/31/2012
9.788226	7,632.280	9.880813	0.000	12/31/2011
9.970363	2,636.260	10.044460	0.000	12/31/2010
9.017101	1,018.160	9.065855	0.000	12/31/2009

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
ALPS Variable Investment Trust—Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.375580	2,698.810	12.670226	0.000	12/31/2018
12.797834	5,672.200	13.076016	0.000	12/31/2017
12.165658	5,093.080	12.405155	0.000	12/31/2016
11.741371	4,501.960	11.948419	0.000	12/31/2015
11.999347	4,674.010	12.186368	0.000	12/31/2014
11.788240	4,366.460	11.947875	0.000	12/31/2013
11.603815	3,142.100	11.737266	0.000	12/31/2012
11.135492	1,875.590	11.240776	0.000	12/31/2011
10.899571	416.864	10.980529	0.000	12/31/2010
10.344203	152.048	10.400078	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.394078	32,633.800	13.713076	0.000	12/31/2018
14.705710	28,191.450	15.025456	0.000	12/31/2017
12.656955	27,511.840	12.906224	0.000	12/31/2016
11.649053	24,974.810	11.854572	0.000	12/31/2015
12.063926	23,995.490	12.252048	0.000	12/31/2014
11.646826	24,988.650	11.804625	0.000	12/31/2013
10.089265	29,541.370	10.205374	0.000	12/31/2012
9.021307	23,401.800	9.106671	0.000	12/31/2011
9.455443	19,638.560	9.525739	0.000	12/31/2010
8.383881	10,991.400	8.429220	0.000	12/31/2009
ALPS Variable Investment Trust—Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.822001	5,456.540	13.127318	0.000	12/31/2018
13.520464	6,135.050	13.814388	0.000	12/31/2017
12.415684	6,255.470	12.660133	0.000	12/31/2016
11.783766	6,371.240	11.991607	0.000	12/31/2015
12.099799	9,974.290	12.288426	0.000	12/31/2014
11.825199	9,992.380	11.985363	0.000	12/31/2013
11.123004	24,783.850	11.250959	0.000	12/31/2012
10.411042	20,552.580	10.509501	0.000	12/31/2011
10.397817	15,416.850	10.475074	0.000	12/31/2010
9.641793	14,836.550	9.693892	0.000	12/31/2009
American Century Variable Portfolios, Inc.—VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
12.664761	1,422.810	12.785008	0.000	12/31/2018
13.487820	1,398.010	13.588305	0.000	12/31/2017
11.180411	1,005.580	11.241122	0.000	12/31/2016
10.934561	667.110	10.971806	0.000	12/31/2015
10.830250	862.040	10.845262	0.000	12/31/2014
American Century Variable Portfolios, Inc.—VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
18.311934	8,131.510	18.839387	0.000	12/31/2018
20.105238	9,071.070	20.642450	0.000	12/31/2017
18.274036	8,598.410	18.724678	0.000	12/31/2016
16.008379	8,690.220	16.370139	0.000	12/31/2015
16.816791	9,035.140	17.162201	0.000	12/31/2014
15.042053	9,459.970	15.320112	0.000	12/31/2013
11.563002	5,635.680	11.753052	0.000	12/31/2012
10.029814	3,584.110	10.174045	0.000	12/31/2011
10.013853	393.296	10.137454	0.000	12/31/2010
9.110166	276.061	9.204074	0.000	12/31/2009
American Century Variable Portfolios, Inc.—VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
28.332275	7,040.090	29.148291	0.000	12/31/2018
32.818222	8,092.310	33.695054	0.000	12/31/2017
29.663191	7,956.700	30.394631	0.000	12/31/2016
24.376526	8,266.710	24.927354	0.000	12/31/2015
24.967893	8,684.600	25.480689	0.000	12/31/2014
21.651433	8,069.330	22.051658	0.000	12/31/2013
16.799792	6,345.660	17.075915	0.000	12/31/2012
14.580948	3,634.410	14.790617	0.000	12/31/2011
14.823288	491.989	15.006232	0.000	12/31/2010
12.549202	0.000	12.678538	0.000	12/31/2009

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century Variable Portfolios, Inc.—VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
25.495118	2,512.380	26.229370	0.000	12/31/2018
25.547213	2,699.470	26.229746	0.000	12/31/2017
19.505555	2,874.070	19.986521	0.000	12/31/2016
18.854464	3,749.150	19.280501	0.000	12/31/2015
17.911967	3,740.190	18.279840	0.000	12/31/2014
16.440460	3,376.870	16.744346	0.000	12/31/2013
12.108775	2,630.150	12.307796	0.000	12/31/2012
10.731230	2,115.880	10.885540	0.000	12/31/2011
10.719593	399.260	10.851898	0.000	12/31/2010
9.322807	399.260	9.418897	0.000	12/31/2009
Deutsche DWS Investments VIT Funds—DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)-Class A (Inception Date 5/1/1999)
31.249433	2,840.230	32.506755	0.000	12/31/2018
35.542097	3,294.110	36.897239	0.000	12/31/2017
31.385038	2,419.370	32.516306	0.000	12/31/2016
26.180862	2,967.170	27.069987	0.000	12/31/2015
27.705078	2,862.240	28.588274	0.000	12/31/2014
26.704368	2,715.140	27.500186	0.000	12/31/2013
19.446511	2,386.300	19.985765	0.000	12/31/2012
16.889302	1,786.100	17.322538	0.000	12/31/2011
17.838550	540.504	18.259363	0.000	12/31/2010
14.248812	327.071	14.555630	0.000	12/31/2009
Dreyfus Investment Portfolios—MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
16.843549	4,717.240	17.244642	0.000	12/31/2018
20.169823	5,512.770	20.608296	0.000	12/31/2017
17.700576	4,420.920	18.049093	0.000	12/31/2016
15.512272	5,342.890	15.785872	0.000	12/31/2015
16.065283	4,764.920	16.315724	0.000	12/31/2014
14.512605	4,330.180	14.709183	0.000	12/31/2013
10.877464	3,153.540	11.002632	0.000	12/31/2012
9.202542	2,825.890	9.289612	0.000	12/31/2011
9.272177	0.000	9.341095	0.000	12/31/2010
7.374033	0.000	7.413912	0.000	12/31/2009
Dreyfus Investment Portfolios—Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
31.576786	2,283.280	32.486251	0.000	12/31/2018
32.198237	2,268.660	33.058519	0.000	12/31/2017
22.788962	2,391.400	23.350938	0.000	12/31/2016
21.969931	2,422.900	22.466395	0.000	12/31/2015
20.893838	2,566.640	21.322979	0.000	12/31/2014
19.746873	2,271.780	20.111897	0.000	12/31/2013
15.011755	1,302.880	15.258498	0.000	12/31/2012
13.108589	1,504.320	13.297094	0.000	12/31/2011
14.350654	906.463	14.527757	0.000	12/31/2010
11.150653	818.657	11.265584	0.000	12/31/2009
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
31.330726	11,829.340	25.886239	0.000	12/31/2018
33.170525	13,825.880	27.350840	0.000	12/31/2017
27.553046	15,879.790	22.673372	0.000	12/31/2016
24.901892	14,739.390	20.450517	0.000	12/31/2015
24.865276	14,887.340	20.379341	0.000	12/31/2014
22.132579	13,737.830	18.103140	0.000	12/31/2013
16.924374	8,913.130	13.815304	0.000	12/31/2012
14.763987	7,607.880	12.027414	0.000	12/31/2011
14.630486	6,314.990	11.894730	0.000	12/31/2010
12.862112	4,483.990	10.436006	0.000	12/31/2009
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.)- Initial Shares (Inception Date 7/15/1997)
23.255729	1,299.970	19.524712	0.000	12/31/2018
24.561109	1,202.670	20.578904	0.000	12/31/2017
21.499481	1,099.930	17.977536	0.000	12/31/2016
19.665732	1,018.290	16.411093	0.000	12/31/2015
20.509527	937.748	17.080792	0.000	12/31/2014
18.251125	853.221	15.169359	0.000	12/31/2013
13.715738	752.452	11.376857	0.000	12/31/2012
12.367091	631.853	10.237435	0.000	12/31/2011
12.374074	500.964	10.222652	0.000	12/31/2010
10.880630	0.000	8.970781	0.000	12/31/2009

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Dreyfus Variable Investment Fund—Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
29.310645	3,566.350	24.461123	0.000	12/31/2018
31.770364	4,429.080	26.460184	0.000	12/31/2017
25.189444	4,594.640	20.937143	0.000	12/31/2016
23.568335	4,423.110	19.550277	0.000	12/31/2015
24.396672	4,276.220	20.196660	0.000	12/31/2014
22.786800	4,112.460	18.825976	0.000	12/31/2013
18.996453	3,838.950	15.662905	0.000	12/31/2012
17.368050	2,656.360	14.291295	0.000	12/31/2011
16.084677	75.249	13.208700	0.000	12/31/2010
14.082019	53.885	11.540874	0.000	12/31/2009
Dreyfus Variable Investment Fund—Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 7/15/1997)
1.203909	63,613.470	1.201979	0.000	12/31/2018
1.200684	58,962.180	1.196856	0.000	12/31/2017
1.206769	60,470.510	1.201060	0.000	12/31/2016
1.216187	100,173.950	1.208592	0.000	12/31/2015
1.225682	49,281.980	1.216201	0.000	12/31/2014
1.235177	44,726.980	1.223810	0.000	12/31/2013
1.244672	34,550.350	1.231419	0.000	12/31/2012
1.254221	22,403.490	1.239069	0.000	12/31/2011
1.263611	15,198.020	1.246579	0.000	12/31/2010
1.272974	11,666.620	1.254056	0.000	12/31/2009
Dreyfus Variable Investment Fund—Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
25.901582	853.785	24.425664	0.000	12/31/2018
27.436916	858.764	25.821110	0.000	12/31/2017
23.138929	1,118.770	21.732551	0.000	12/31/2016
21.230935	1,112.460	19.900391	0.000	12/31/2015
21.100324	1,444.100	19.738157	0.000	12/31/2014
19.352985	1,455.620	18.067184	0.000	12/31/2013
14.284381	735.182	13.308518	0.000	12/31/2012
12.214396	704.263	11.356918	0.000	12/31/2011
12.685752	4.044	11.771488	0.000	12/31/2010
10.798137	4.044	9.999775	0.000	12/31/2009
Dreyfus Variable Investment Fund—Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
23.242783	1,402.590	22.621253	0.000	12/31/2018
28.999283	1,092.210	28.166612	0.000	12/31/2017
23.481275	636.263	22.761291	0.000	12/31/2016
20.249677	631.417	19.589293	0.000	12/31/2015
20.920413	1,137.140	20.197415	0.000	12/31/2014
20.789513	806.254	20.030631	0.000	12/31/2013
14.129250	239.222	13.586117	0.000	12/31/2012
11.832216	608.696	11.354370	0.000	12/31/2011
13.865307	565.947	13.278593	0.000	12/31/2010
10.673474	594.992	10.201279	0.000	12/31/2009
Franklin Templeton Variable Insurance Products Trust—Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
9.757210	18,369.570	9.989610	0.000	12/31/2018
11.650395	21,132.280	11.903727	0.000	12/31/2017
10.079276	22,818.080	10.277780	0.000	12/31/2016
9.494583	23,418.090	9.662090	0.000	12/31/2015
10.251136	23,830.250	10.410970	0.000	12/31/2014
11.645851	22,140.690	11.803608	0.000	12/31/2013
9.561306	16,586.390	9.671336	0.000	12/31/2012
8.164847	4,309.980	8.242100	0.000	12/31/2011
9.223947	1,710.630	9.292489	0.000	12/31/2010
8.590188	751.094	8.636630	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception Date 7/15/1997)
45.799674	7,194.110	37.128088	0.000	12/31/2018
45.928416	8,659.010	37.157092	0.000	12/31/2017
39.151623	10,396.770	31.610985	0.000	12/31/2016
37.787773	9,745.240	30.448409	0.000	12/31/2015
37.914925	9,638.050	30.489374	0.000	12/31/2014
35.277339	8,889.450	28.311259	0.000	12/31/2013
29.641370	4,520.710	23.740350	0.000	12/31/2012
26.339751	1,783.200	21.053342	0.000	12/31/2011
26.163193	1,331.680	20.870220	0.000	12/31/2010
24.370407	289.077	19.401026	0.000	12/31/2009

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Janus Aspen Series—Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception Date 7/15/1997)
52.724921	2,655.350	42.789695	0.000	12/31/2018
53.455067	3,474.380	43.294409	0.000	12/31/2017
42.352620	3,465.440	34.233512	0.000	12/31/2016
38.054229	3,770.350	30.697244	0.000	12/31/2015
36.930852	3,905.630	29.731095	0.000	12/31/2014
33.135553	3,925.460	26.622028	0.000	12/31/2013
25.270845	2,249.530	20.262477	0.000	12/31/2012
21.753081	922.766	17.406617	0.000	12/31/2011
22.277708	362.170	17.790608	0.000	12/31/2010
17.871563	311.037	13.243244	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date 5/1/1999)
31.689713	2,887.910	32.964374	0.000	12/31/2018
31.373209	2,222.640	32.569052	0.000	12/31/2017
24.304739	2,099.220	25.180561	0.000	12/31/2016
24.010678	2,135.180	24.825853	0.000	12/31/2015
21.601115	2,292.790	22.289524	0.000	12/31/2014
20.056834	2,046.210	20.654375	0.000	12/31/2013
15.430571	1,291.440	15.858317	0.000	12/31/2012
12.547680	1,178.260	12.869440	0.000	12/31/2011
13.576596	979.346	13.896771	0.000	12/31/2010
12.840126	290.186	13.116501	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
26.209840	7,068.390	21.841698	0.000	12/31/2018
31.111525	8,403.480	25.873936	0.000	12/31/2017
23.954431	10,709.110	19.881783	0.000	12/31/2016
25.852174	10,053.750	21.413669	0.000	12/31/2015
28.553140	10,440.690	23.603246	0.000	12/31/2014
32.710883	9,239.060	26.985732	0.000	12/31/2013
28.826598	8,726.240	23.733447	0.000	12/31/2012
25.649952	7,488.180	21.075318	0.000	12/31/2011
38.177207	4,371.500	31.305209	0.000	12/31/2010
30.758924	3,020.440	25.171553	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date 7/15/1997)
29.311157	585.675	24.258650	0.000	12/31/2018
30.376597	3.891	25.089527	0.000	12/31/2017
23.981102	3.891	19.767449	0.000	12/31/2016
24.090494	3.891	19.817655	0.000	12/31/2015
23.087439	3,891	18.954275	0.000	12/31/2014
20.628340	3.892	16.901338	0.000	12/31/2013
15.978674	3.892	13.065421	0.000	12/31/2012
13.604019	3.892	11.101228	0.000	12/31/2011
14.503094	3.892	11.811129	0.000	12/31/2010
12.785966	3.892	10.391789	0.000	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc.—Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
21.468063	4,521.840	20.736330	0.000	12/31/2018
21.817153	4,623.720	21.030868	0.000	12/31/2017
20.731592	6,419.220	19.944333	0.000	12/31/2016
19.725069	6,452.260	18.937851	0.000	12/31/2015
20.044656	6,597.110	19.205935	0.000	12/31/2014
18.763025	6,914.740	17.941758	0.000	12/31/2013
19.003105	5,533.680	18.134754	0.000	12/31/2012
17.531258	3,502.310	16.696324	0.000	12/31/2011
16.752885	2,502.390	15.922996	0.000	12/31/2010
15.785713	1,556.320	14.973537	0.000	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc. – Discovery Portfolio (formerly Mid Cap Growth Portfolio)-Class I (Inception Date 5/1/2007)
21.042312	2,953.920	21.543461	0.000	12/31/2018
19.200424	3,224.330	19.617883	0.000	12/31/2017
13.969191	3,850.820	14.244302	0.000	12/31/2016
15.460786	3,993.820	15.733538	0.000	12/31/2015
16.587250	4,824.580	16.845879	0.000	12/31/2014

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
16.423162	4,632.610	16.645651	0.000	12/31/2013
12.059774	2,814.200	12.198569	0.000	12/31/2012
11.202473	1,603.990	11.308461	0.000	12/31/2011
12.176797	128.432	12.267300	0.000	12/31/2010
9.291050	28.841	9.341289	0.000	12/31/2009
Morgan Stanley Variable Insurance Fund, Inc.—U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
49.487207	2,358.960	48.564764	0.000	12/31/2018
54.141702	3,013.910	53.024878	0.000	12/31/2017
53.011311	3,262.500	51.813638	0.000	12/31/2016
50.105719	3,245.920	48.875214	0.000	12/31/2015
49.511686	3,372.640	48.198577	0.000	12/31/2014
38.533446	3,404.650	37.436087	0.000	12/31/2013
38.120131	2,517.330	36.959983	0.000	12/31/2012
33.225818	1,376.920	32.149474	0.000	12/31/2011
31.669046	804.593	30.581589	0.000	12/31/2010
24.601334	716.093	23.708841	0.000	12/31/2009
Oppenheimer Variable Account Funds—Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
20.601844	2,047.420	21.195277	0.000	12/31/2018
22.064683	2,652.700	22.654288	0.000	12/31/2017
17.562976	3,949.310	17.996128	0.000	12/31/2016
18.130757	4,101.900	18.540520	0.000	12/31/2015
17.678184	5,552.160	18.041336	0.000	12/31/2014
15.464775	5,289.500	15.750703	0.000	12/31/2013
12.034178	4,609.740	12.232018	0.000	12/31/2012
10.647028	3,943.630	10.800178	0.000	12/31/2011
10.873899	3,144.990	11.008159	0.000	12/31/2010
10.033347	2,109.770	10.136803	0.000	12/31/2009
Oppenheimer Variable Account Funds—Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
12.764588	4,704.440	13.132253	0.000	12/31/2018
13.612145	4,357.680	13.975863	0.000	12/31/2017
12.578569	4,025.100	12.888747	0.000	12/31/2016
12.064648	3,748.900	12.337267	0.000	12/31/2015
12.079889	3,455.790	12.327989	0.000	12/31/2014
11.271706	3,268.560	11.480055	0.000	12/31/2013
10.055540	3,228.880	10.220811	0.000	12/31/2012
9.037210	2,741.030	9.167167	0.000	12/31/2011
9.058486	2,216.530	9.170300	0.000	12/31/2010
8.099333	1,591.190	8.182818	0.000	12/31/2009
Oppenheimer Variable Account Funds—Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
22.374093	4,233.360	23.018459	0.000	12/31/2018
24.523849	5,123.510	25.179041	0.000	12/31/2017
21.177435	6,248.340	21.699601	0.000	12/31/2016
19.155298	6,224.810	19.588108	0.000	12/31/2015
18.716022	7,260.280	19.100395	0.000	12/31/2014
17.068639	7,723.210	17.384118	0.000	12/31/2013
13.077203	6,400.270	13.292127	0.000	12/31/2012
11.297248	5,456.020	11.459691	0.000	12/31/2011
11.407016	4,485.180	11.547789	0.000	12/31/2010
9.918750	3,212.100	10.020970	0.000	12/31/2009
PIMCO Variable Insurance Trust—PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.194678	8,131.840	14.603456	0.000	12/31/2018
14.655446	8,506.320	15.046975	0.000	12/31/2017
14.273302	7,771.310	14.625207	0.000	12/31/2016
13.697926	7,945.230	14.007404	0.000	12/31/2015
14.213831	7,940.270	14.505696	0.000	12/31/2014
13.918604	7,110.120	14.175816	0.000	12/31/2013
15.478914	6,831.620	15.733223	0.000	12/31/2012
14.369148	4,133.480	14.575678	0.000	12/31/2011
12.989457	1,677.860	13.149731	0.000	12/31/2010
12.130221	105.8350	12.255178	0.000	12/31/2009
PIMCO Variable Insurance Trust—PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
16.474050	35,966.510	16.958863	0.000	12/31/2018
16.722669	41,122.000	17.179949	0.000	12/31/2017
16.091110	48,248.500	16.497939	0.000	12/31/2016

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
15.821161	48,163.130	16.188522	0.000	12/31/2015
15.901249	57,309.350	16.237707	0.000	12/31/2014
15.394474	60,481.450	15.688572	0.000	12/31/2013
15.853109	53,491.940	16.123448	0.000	12/31/2012
14.603585	21,810.820	14.822574	0.000	12/31/2011
14.229361	10,999.900	14.413746	0.000	12/31/2010
13.287246	5,122.940	13.432336	0.000	12/31/2009
Wilshire Variable Insurance Trust—Wilshire Global Allocation Fund (Inception Date 12/7/2018)
9.461842	0.000	9.463308	0.000	12/31/2018

The above table gives year-end Accumulation Unit information for each Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2018. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Government Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date. If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix C: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values

•

Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions

To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•  we have identified the Contract Owner as a person engaging in harmful trading practices; and

•  if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors LLC	Aggressive allocation: 70% to 85% equity	April 30, 2012
Davis Variable Account Fund Davis Value Portfolio	N/A	Davis Selected Advisers, LP Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	US equity large cap blend: large blend	April 30, 2015
Janus Aspen Series Janus Henderson VIT Global Research Portfolio	Institutional	Janus Capital Management LLC	Global equity large cap: world large stock	November 30, 2004
The Timothy Plan Timothy Plan Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Cautious allocation: 30% to 50% equity	November 30, 2004
The Timothy Plan Timothy Plan Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Moderate allocation: 50% to 70% equity	November 30, 2004

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included in Table C, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series.

	Minimum	Maximum
Without Closed Portfolios	0.27%	1.43%
With Closed Portfolios	0.27%	1.99%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example C-1: Contract with Maximum Fund Operating Expenses (Timothy Plan Strategic Growth Variable Series)

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.99%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract, you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. Contingent deferred sales charges do not apply to this Contract. In this case, your costs would be:	$387	$1,232	$2,180	$5,078

Condensed Financial Information for Closed Subaccounts

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Advisors Trust—Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
14.876206	64,351.322	15.413992	235.309	15.781672	0.000	12/31/2018
15.780897	75,472.291	16.301453	228.865	16.656445	0.000	12/31/2017
13.855053	81,230.809	14.268778	218.028	14.550214	0.000	12/31/2016
13.216429	98,350.711	13.569775	205.802	13.809517	0.000	12/31/2015
13.255393	111,095.556	13.568448	186.752	13.780334	0.000	12/31/2014
12.582472	122,133.087	12.840541	848.809	13.014759	0.000	12/31/2013
10.963522	156,626.753	11.154431	845.823	11.282983	0.000	12/31/2012
10.255741	193,925.031	10.402478	817.267	10.501048	0.000	12/31/2011
10.599696	139,497.772	10.718782	914.186	10.798580	0.000	12/31/2010
9.633554	118,358.600	9.712245	339.368	9.764828	0.000	12/31/2009
Davis Variable Account Fund, Inc.—Davis Value Portfolio (Inception Date 5/1/2007)
13.865176	50,449.834	14.366535	2,320.392	14.709295	0.000	12/31/2018
16.277566	59,373.581	16.814629	3,322.791	17.180858	0.000	12/31/2017
13.461923	63,499.725	13.864017	3,407.552	14.137512	0.000	12/31/2016
12.203048	72,255.540	12.529386	3,226.479	12.750797	0.000	12/31/2015
12.181922	82,991.715	12.469726	3,152.521	12.664471	0.000	12/31/2014
11.649064	95,678.915	11.888069	2,935.808	12.049389	0.000	12/31/2013
8.854556	98,427.146	9.008815	2,927.853	9.112665	0.000	12/31/2012
7.942116	121,657.376	8.055826	3,665.277	8.132179	0.000	12/31/2011
8.405610	189,109.456	8.500108	3,635.663	8.563406	0.000	12/31/2010
7.559947	190,658.865	7.621755	2,583.968	7.663033	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional Shares (Inception Date 7/15/1997)
20.273096	392,347.291	21.630072	2,109.596	17.227184	0.000	12/31/2018
22.078771	431,396.406	23.484648	2,183.778	18.666290	0.000	12/31/2017
17.627050	454,073.848	18.692742	2,207.166	14.827694	0.000	12/31/2016
17.515441	496,729.402	18.517988	2,289.133	14.659449	0.000	12/31/2015
18.179808	545,775.439	19.162019	2,445.450	15.138683	0.000	12/31/2014
17.160519	592,217.870	18.032743	2,468.687	14.217772	0.000	12/31/2013
13.551778	664,771.959	14.197374	6,775.661	11.171252	0.000	12/31/2012
11.446628	732,998.451	11.955353	6,529.621	9.388051	0.000	12/31/2011
13.458370	829,951.849	14.013887	6,397.044	10.982362	0.000	12/31/2010
11.783409	902,705.882	12.232581	6,492.712	9.567083	0.000	12/31/2009
The Timothy Plan—Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.921897	42,323.851	14.643909	0.000	15.144136	0.000	12/31/2018
15.477896	50,477.858	16.230883	0.000	16.751267	0.000	12/31/2017
14.358193	161,904.612	15.011147	0.000	15.461284	0.000	12/31/2016
13.757062	166,684.973	14.339025	0.000	14.739223	0.000	12/31/2015
14.368777	171,593.195	14.931133	0.000	15.316898	0.000	12/31/2014
14.204086	199,342.049	14.715168	0.000	15.064919	0.000	12/31/2013
13.083891	190,575.158	13.513526	0.000	13.806822	0.000	12/31/2012
12.311332	208,075.572	12.676785	0.000	12.925667	0.000	12/31/2011
12.253392	249,890.123	12.578925	0.000	12.800088	0.000	12/31/2010
11.051517	267,285.063	11.310713	13.208	11.486379	0.000	12/31/2009
The Timothy Plan—Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.209699	50,178.348	13.894285	0.000	14.368563	0.000	12/31/2018
15.208588	56,554.029	15.947899	0.000	16.458796	0.000	12/31/2017
13.756446	182,433.405	14.381517	0.000	14.812401	0.000	12/31/2016
13.227041	210,335.013	13.786082	0.000	14.170491	0.000	12/31/2015
13.934005	222,875.130	14.478810	0.000	14.852525	0.000	12/31/2014

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
13.910727	249,517.020	14.410726	0.000	14.752865	0.000	12/31/2013
11.940945	232,823.335	12.332598	0.000	12.599960	0.000	12/31/2012
10.870014	257,828.180	11.192284	0.000	11.411746	0.000	12/31/2011
11.448022	283,338.056	11.751714	0.000	11.958045	0.000	12/31/2010
10.063779	347,592.943	10.299424	0.000	10.459135	0.000	12/31/2009

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Advisors Trust—Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
15.689056	10,705.151	16.062704	0.000	12/31/2018
16.567095	15,317.441	16.927304	0.000	12/31/2017
14.479432	14,588.787	14.764563	0.000	12/31/2016
13.749265	13,373.594	13.991800	0.000	12/31/2015
13.727121	12,983.143	13.941152	0.000	12/31/2014
12.971041	12,312.111	13.146768	0.000	12/31/2013
11.250751	16,591.726	11.380226	0.000	12/31/2012
10.476349	7,856.256	10.575471	0.000	12/31/2011
10.778592	1,804.667	10.858723	0.000	12/31/2010
9.751667	0.000	9.804401	0.000	12/31/2009
Davis Variable Account Fund, Inc.—Davis Value Portfolio (Inception Date 5/1/2007)
14.623023	2,451.823	14.971228	0.000	12/31/2018
17.088752	2,751.661	17.460237	0.000	12/31/2017
14.068786	4,268.484	14.345794	0.000	12/31/2016
12.695208	4,303.620	12.919111	0.000	12/31/2015
12.615615	5,278.946	12.812268	0.000	12/31/2014
12.008955	5,197.583	12.171591	0.000	12/31/2013
9.086665	4,912.307	9.191199	0.000	12/31/2012
8.113069	3,832.806	8.189820	0.000	12/31/2011
8.547573	2,973.728	8.611097	0.000	12/31/2010
7.652717	1,955.888	7.694089	0.000	12/31/2009
Janus Aspen Series—Janus Henderson VIT Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional Shares (Inception Date 7/15/1997)
22.340396	441.688	17.765791	0.000	12/31/2018
24.218921	429.009	19.220649	0.000	12/31/2017
19.248122	414.903	15.245084	0.000	12/31/2016
19.039311	398.191	15.049340	0.000	12/31/2015
19.671632	382.675	15.517847	0.000	12/31/2014
18.484291	366.309	14.551878	0.000	12/31/2013
14.530865	279.731	11.416525	0.000	12/31/2012
12.217572	317.551	9.579617	0.000	12/31/2011
14.299594	294.411	11.189554	0.000	12/31/2010
12.463098	267.565	9.732872	0.000	12/31/2009
The Timothy Plan—Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.017721	0.000	15.530023	0.000	12/31/2018
16.619854	0.000	17.152005	0.000	12/31/2017
15.347696	0.000	15.807333	0.000	12/31/2016
14.638316	0.000	15.046368	0.000	12/31/2015

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
15.219704	0.000	15.612460	0.000	12/31/2014
14.976862	0.000	15.332434	0.000	12/31/2013
13.733046	0.000	14.030797	0.000	12/31/2012
12.863112	0.000	13.115406	0.000	12/31/2011
12.744543	0.000	12.968410	0.000	12/31/2010
11.442288	0.000	11.619853	0.000	12/31/2009
The Timothy Plan—Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
14.248719	0.000	14.734362	0.000	12/31/2018
16.329806	0.000	16.852170	0.000	12/31/2017
14.703695	0.000	15.143599	0.000	12/31/2016
14.073587	0.000	14.465476	0.000	12/31/2015
14.758387	0.000	15.138803	0.000	12/31/2014
14.666741	0.000	15.014514	0.000	12/31/2013
12.532717	0.000	12.804079	0.000	12/31/2012
11.356596	0.000	11.579021	0.000	12/31/2011
11.906237	0.000	12.115037	0.000	12/31/2010
10.419061	0.000	10.580473	0.000	12/31/2009

The above table gives year-end Accumulation Unit information for each Closed Subaccount for each of the last 10 fiscal years through December 31, 2018. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2019 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2019, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2019, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•  Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•  Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•  Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

Our form numbers for the Riders are R1813307NW, R2010707NW, R2010807NW, R1813507NW, R2010907NW, and R2011007NW. These form numbers may vary by state.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2019. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

In the Examples below, the maximum operating expenses are the expenses of the Morningstar Conservative ETF Asset Allocation Portfolio.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,197	$1,979	$2,785	$5,428
Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$397	$1,279	$2,285	$5,428

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•

You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$407	$1,310	$2,338	$5,540

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,097	$1,779	$2,585	$5,428
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$397	$1,279	$2,285	$5,428

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,123	$1,857	$2,720	$5,719
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$423	$1,357	$2,420	$5,719

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OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•  4% if the Insured is under age 60

•  5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

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You cannot activate the Rider

•

if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•

if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

6

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 - 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Any time after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

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Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	-6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	-6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

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if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

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if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

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If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500.

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We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Any time after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

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Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

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•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2019, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

• The Commodore Spirit® Contract	File Number 333-19725

• The Commodore Advantage® Contract	File Number 333-51971

• The Commodore Independence® Contract	File Number 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2018 and for the periods indicated in the financial statements, and of the Company at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”).

Aggregate dollar amounts of underwriting commissions paid to GAA totaled $3.15 million in 2018, $3.52 million in 2017, and $3.76 million in 2016, which GAA subsequently paid to selling firms in its distribution network. GAA did not retain any underwriting commissions in the last three fiscal years.

GAA Expenses Paid by the Company

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2018, payments of less than $25,000 were made to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning, Inc. and PlanMember Securities Corp.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group

4

AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

5

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

6

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2018 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year ended December 31, 2018

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997
Cincinnati, OH
April 26, 2019

1

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Dreyfus Variable Investment Fund
Invesco V.I. American Value Fund-Series I Shares	Appreciation Portfolio-Initial Shares
Invesco V.I. Comstock Fund-Series I Shares	Government Money Market Portfolio
Invesco V.I. Core Equity Fund-Series I Shares	Growth and Income Portfolio-Initial Shares
Invesco V.I. Diversified Dividend Fund-Series I Shares	Opportunistic Small Cap Portfolio-Initial Shares
Invesco V.I. Health Care Fund-Series I Shares	Franklin Templeton Variable Insurance Products Trust
Invesco V.I. High Yield Fund-Series I Shares	Templeton Foreign VIP Fund-Class 2
Invesco V.I. Mid Cap Growth Fund-Series I Shares	Janus Aspen Series
Invesco V.I. Small Cap Equity Fund-Series I Shares	Janus Henderson VIT Balanced Portfolio-Institutional Shares
ALPS Variable Investment Trust	Janus Henderson VIT Enterprise Portfolio-Institutional Shares
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	Janus Henderson VIT Forty Portfolio-Institutional Shares
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	Janus Henderson VIT Global Research Portfolio-Institutional Shares
Morningstar Growth ETF Asset Allocation Portfolio-Class II	Janus Henderson VIT Overseas Portfolio-Institutional Shares
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	Janus Henderson VIT Research Portfolio-Institutional Shares
American Century Variable Portfolios, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
VP Capital Appreciation Fund-Class I	Core Plus Fixed Income Portfolio-Class I
VP Large Company Value Fund-Class I	Mid-Cap Growth Portfolio-Class I
VP Mid Cap Value Fund-Class I	U.S. Real Estate Portfolio-Class I
VP Ultra® Fund-Class I	Oppenheimer Variable Account Funds
Calamos® Advisors Trust	Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares
Calamos® Growth and Income Portfolio	Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares
Davis Variable Account Fund, Inc.	Oppenheimer Main Street Fund®/VA-Non-Service Shares
Davis Value Portfolio	PIMCO Variable Insurance Trust
Deutsche DWS Investments VIT Funds	PIMCO Real Return Portfolio-Administrative Class
DWS Small Cap Index VIP-Class A	PIMCO Total Return Portfolio-Administrative Class
Dreyfus Investment Portfolios	The Timothy Plan
MidCap Stock Portfolio-Service Shares	Timothy Plan Conservative Growth Portfolio Variable Series
Technology Growth Portfolio-Initial Shares	Timothy Plan Strategic Growth Portfolio Variable Series
Dreyfus Stock Index Fund, Inc. - Initial Shares	Wilshire Variable Insurance Trust
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	Wilshire Global Allocation Fund

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	410,004.025	$6,179,933	$5,682,656
Invesco V.I. Comstock Fund-Series I Shares	318,435.679	5,119,991	5,133,183
Invesco V.I. Core Equity Fund-Series I Shares	129,949.042	3,845,700	4,020,623
Invesco V.I. Diversified Dividend Fund-Series I Shares	52,411.221	1,295,779	1,242,146
Invesco V.I. Health Care Fund-Series I Shares	121,634.783	3,502,250	2,847,470
Invesco V.I. High Yield Fund-Series I Shares	237,192.909	1,303,987	1,200,196
Invesco V.I. Mid Cap Growth Fund-Series I Shares	1,548,900.823	7,225,769	7,388,257
Invesco V.I. Small Cap Equity Fund-Series I Shares	118,663.853	2,336,498	1,890,315
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	104,331.457	1,161,981	993,235
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	32,239.632	359,081	336,904
Morningstar Growth ETF Asset Allocation Portfolio-Class II	201,048.512	2,096,853	1,952,181
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	52,006.324	570,429	504,981
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	381,026.253	5,491,873	5,399,142
VP Large Company Value Fund-Class I	163,032.009	2,133,023	2,181,368
VP Mid Cap Value Fund-Class I	328,984.999	5,686,685	6,023,715
VP Ultra® Fund-Class I	245,075.469	3,513,128	4,264,313
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	82,532.563	1,217,018	1,156,281
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	111,653.182	1,083,374	769,290
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	226,879.463	3,565,207	3,396,386
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	39,219.281	753,822	655,354
Technology Growth Portfolio-Initial Shares	585,361.500	8,430,871	13,205,755
Dreyfus Stock Index Fund, Inc.-Initial Shares	795,770.540	26,058,156	38,976,841
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	180,706.655	6,112,716	5,553,116
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	193,729.437	7,678,559	6,943,263
Government Money Market Portfolio	2,456,760.165	2,456,760	2,456,760
Growth and Income Portfolio-Initial Shares	113,058.228	2,873,129	3,169,022
Opportunistic Small Cap Portfolio-Initial Shares	126,731.845	4,484,985	5,221,352
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	147,044.081	2,097,457	1,873,342
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	953,290.176	27,270,086	32,173,543
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	233,507.976	11,326,302	15,649,705
Janus Henderson VIT Forty Portfolio-Institutional Shares	356,008.161	12,980,654	12,531,487
Janus Henderson VIT Global Research Portfolio-Institutional Shares	169,972.361	5,178,107	8,010,797
Janus Henderson VIT Overseas Portfolio-Institutional Shares	377,533.689	12,376,754	10,083,925
Janus Henderson VIT Research Portfolio-Institutional Shares	327,112.143	9,210,205	11,023,679
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	335,314.926	3,496,376	3,564,398
Mid-Cap Growth Portfolio-Class I	111,719.185	1,339,019	1,196,512
U.S. Real Estate Portfolio-Class I	307,080.049	4,750,701	5,994,203
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	32,542.483	1,752,862	1,578,310
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	60,582.132	821,760	874,200
Oppenheimer Main Street Fund®/VA-Non-Service Shares	73,544.171	2,106,210	1,971,719
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	165,513.160	2,085,581	1,961,331
PIMCO Total Return Portfolio-Administrative Class	408,947.290	4,551,693	4,285,768
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	57,490.150	639,477	589,849
Timothy Plan Strategic Growth Portfolio Variable Series	67,562.905	708,791	663,468
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	33,469.900	628,223	614,507

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	1.733	$36.254761	$63
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	148,156.709	37.045983	5,488,611
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	31.229259	65,575
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	526.662	39.525501	20,817
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,635.443	40.824605	107,590
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	285.079	16.194564	4,617
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	299,798.764	16.321310	4,893,109
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	16.513236	23,956
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,755.294	16.707002	79,447
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,812.706	16.902566	132,054
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	242,238.561	16.423684	3,978,450
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	919.825	17.069691	15,701
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,521.335	17.400960	26,472
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	69,751.191	17.086488	1,191,803
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	17.287413	8,922
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	1,440.084	17.490218	25,187
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	917.411	17.694944	16,234
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	119,418.840	22.923461	2,737,493
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	749.898	23.545941	17,657
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	137.355	24.183994	3,322
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	3,583.113	24.838260	88,998
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	56,038.374	18.665075	1,045,960
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	19.086878	33,715
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	820.507	19.517140	16,014
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,236.837	19.956034	104,507
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	2.111	15.580617	33
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	458,596.209	15.686644	7,193,835
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	15.847104	26,044
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,562.191	16.008803	89,044
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.674	16.171720	79,301
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	90,665.056	19.505101	1,768,431
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	19.928148	49,556
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	628.637	20.359241	12,799
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	2,862.216	20.798573	59,529
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	68,988.605	12.674882	874,422
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	96.246	13.133079	1,264
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	8,793.638	13.367509	117,549
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	25,864.569	11.734388	303,505
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,698.805	12.375580	33,399
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	119,297.221	12.700056	1,515,081
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	32,633.800	13.394078	437,100
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,781.369	12.157657	435,018
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,456.543	12.822001	69,963
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	46.192	12.338171	570
VP Capital Appreciation Fund-Class I - 1.40% series contract	429,716.872	12.397020	5,327,209
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	12.485856	25,963
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,177.398	12.575093	27,381
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,422.805	12.664761	18,019
VP Large Company Value Fund-Class I - 1.40% series contract	102,962.422	17.173171	1,768,191
VP Large Company Value Fund-Class I - 1.25% series contract	13,674.938	17.545550	239,934
VP Large Company Value Fund-Class I - 1.10% series contract	1,357.825	17.925070	24,339
VP Large Company Value Fund-Class I - 0.95% series contract	8,131.505	18.311934	148,904
VP Mid Cap Value Fund-Class I - 1.40% series contract	208,380.631	26.570689	5,536,817
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,488.323	27.146787	257,577
VP Mid Cap Value Fund-Class I - 1.10% series contract	1,076.627	27.733995	29,859
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,040.088	28.332275	199,462
VP Ultra® Fund-Class I - 1.50% series contract	29.117	23.570529	686
VP Ultra® Fund-Class I - 1.40% series contract	172,604.631	23.909962	4,126,970
VP Ultra® Fund-Class I - 1.10% series contract	2,909.171	24.956710	72,603
VP Ultra® Fund-Class I - 0.95% series contract	2,512.377	25.495118	64,054
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	64,351.322	14.876206	957,304
Calamos® Growth and Income Portfolio - 1.25% series contract	1,809.214	15.143006	27,397
Calamos® Growth and Income Portfolio - 1.10% series contract	235.309	15.413992	3,627
Calamos® Growth and Income Portfolio - 0.95% series contract	10,705.151	15.689056	167,953

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	50,449.834	$13.865176	$699,496
Davis Value Portfolio - 1.25% series contract	42.904	14.113942	606
Davis Value Portfolio - 1.10% series contract	2,320.392	14.366535	33,336
Davis Value Portfolio - 0.95% series contract	2,451.823	14.623023	35,852
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	115,349.611	28.584952	3,297,263
DWS Small Cap Index VIP-Class A - 1.10% series contract	341.741	30.336039	10,367
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,840.225	31.249433	88,756
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,628.644	15.970724	521,103
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	16.257241	45,541
MidCap Stock Portfolio-Service Shares - 1.10% series contract	559.293	16.548146	9,255
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,717.240	16.843549	79,455
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.336	29.192911	477
Technology Growth Portfolio-Initial Shares - 1.40% series contract	442,908.762	29.613404	13,116,036
Technology Growth Portfolio-Initial Shares - 1.25% series contract	317.133	30.255464	9,595
Technology Growth Portfolio-Initial Shares - 1.10% series contract	244.221	30.909886	7,549
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,283.280	31.576786	72,098
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	6.624	27.823684	184
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	1,346,581.094	28.431536	38,285,369
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	3,523.596	23.359896	82,311
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	7,857.673	30.334078	238,355
Dreyfus Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	11,829.339	31.330726	370,622
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.40% series contract	259,502.512	21.103706	5,476,465
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.10% series contract	2,061.589	22.516160	46,419
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	1,299.967	23.255729	30,232
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	246,921.959	26.598771	6,567,821
Appreciation Portfolio-Initial Shares - 1.25% series contract	11,660.711	22.073730	257,395
Appreciation Portfolio-Initial Shares - 1.10% series contract	476.232	28.378656	13,515
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,566.353	29.310645	104,532
Government Money Market Portfolio - 1.50% series contract	35.486	1.085865	39
Government Money Market Portfolio - 1.40% series contract	2,118,495.077	1.103252	2,337,234
Government Money Market Portfolio - 1.10% series contract	36,671.579	1.169922	42,903
Government Money Market Portfolio - 0.95% series contract	63,613.467	1.203909	76,584
Growth and Income Portfolio-Initial Shares - 1.50% series contract	3.339	23.001631	77
Growth and Income Portfolio-Initial Shares - 1.40% series contract	133,555.021	23.504757	3,139,178
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	25.077758	7,653
Growth and Income Portfolio-Initial Shares - 0.95% series contract	853.785	25.901582	22,114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	173.155	20.640727	3,574
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	243,815.945	21.091193	5,142,369
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	20.412770	33,600
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	409.209	22.503059	9,208
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	1,402.589	23.242783	32,601
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	178,695.904	9.251479	1,653,201
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	191.573	9.417485	1,804
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	4,078.875	9.586043	39,100
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	18,369.574	9.757210	179,237
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	2.523	40.673841	103
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	754,440.922	41.562245	31,356,258
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,418.725	33.504674	349,076
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,126.029	44.343249	138,618
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,194.113	45.799674	329,488
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	320,396.220	47.845738	15,329,594
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	38.612458	3,336
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,462.814	51.048418	176,771
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,655.353	52.724921	140,004
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	266.455	28.416904	7,572
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	422,998.896	28.987812	12,261,812
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	29.863210	121,411
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	1,598.478	30.763414	49,175

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2018

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series (Continued):
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,887.909	$31.689713	$91,517
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	392,347.291	20.273096	7,954,094
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	16.031505	1,205
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.596	21.630072	45,631
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	441.688	22.340396	9,867
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	401,820.975	23.784192	9,556,987
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	9,538.580	19.709459	188,000
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	6,055.917	25.376189	153,676
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	7,068.386	26.209840	185,262
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	23.190	26.029918	604
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	409,651.945	26.598301	10,896,046
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	1,442.433	21.890874	31,576
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	28.378476	78,287
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	585.675	29.311157	17,166
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	5.230	19.065415	100
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	161,756.295	19.481582	3,151,269
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,918.194	18.712550	223,020
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,471.199	20.785134	92,934
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,521.841	21.468063	97,075
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	56,659.320	19.951868	1,130,459
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	188.446	20.673271	3,896
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	2,953.924	21.042312	62,157
U.S. Real Estate Portfolio-Class I - 1.40% series contract	125,777.939	44.907529	5,648,376
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,143.408	43.824592	137,759
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,906.152	47.912883	91,329
U.S. Real Estate Portfolio-Class I - 0.95% series contract	2,358.959	49.487207	116,739
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	77,838.010	19.320824	1,503,894
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	271.989	19.739692	5,369
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,332.212	20.166716	26,866
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	2,047.419	20.601844	42,181
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	67,471.829	11.970792	807,691
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	394.900	12.230420	4,830
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	130.368	12.494944	1,629
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	4,704.437	12.764588	60,050
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	84,031.013	20.982936	1,763,217
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	861.797	21.437834	18,475
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	4,351.727	21.901466	95,309
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	4,233.360	22.374093	94,718
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	134,917.508	13.312089	1,796,034
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	13.600723	28,721
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,521.934	13.894863	21,147
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,131.836	14.194678	115,429
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	218,528.474	15.449792	3,376,219
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	5,998.680	15.784731	94,688
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,787.975	16.126115	222,346
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	35,966.512	16.474050	592,515
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	45.338	13.689058	621
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	42,323.851	13.921897	589,228
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	48.260	12.988867	627
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	50,178.348	13.209699	662,841
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	61,538.457	9.458526	582,063
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	9.459632	20,075
Wilshire Global Allocation Fund - 1.10% series contract	1,307.379	9.460738	12,369

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2018

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 3)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$33,690	$99,082	$(65,392)	$390,017	$964,150	$(2,177,106)	$(822,939)	$(888,331)
Invesco V.I. Comstock Fund-Series I Shares	110,288	90,818	19,470	475,804	626,778	(1,917,999)	(815,417)	(795,947)
Invesco V.I. Core Equity Fund-Series I Shares	40,254	63,806	(23,552)	162,643	288,300	(903,674)	(452,731)	(476,283)
Invesco V.I. Diversified Dividend Fund-Series I Shares	32,807	20,325	12,481	100,253	47,104	(287,882)	(140,525)	(128,044)
Invesco V.I. Health Care Fund-Series I Shares	0	42,991	(42,991)	(50,866)	391,588	(301,280)	39,442	(3,549)
Invesco V.I. High Yield Fund-Series I Shares	63,473	18,604	44,869	(17,365)	0	(93,825)	(111,190)	(66,321)
Invesco V.I. Mid Cap Growth Fund-Series I Shares	0	124,407	(124,407)	442,265	921,569	(1,714,050)	(350,216)	(474,623)
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	33,698	(33,698)	102,510	156,571	(577,340)	(318,259)	(351,957)
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	20,031	16,109	3,922	(1,687)	90,111	(174,723)	(86,299)	(82,377)
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	7,865	5,103	2,761	(4,021)	5,245	(18,270)	(17,046)	(14,285)
Morningstar Growth ETF Asset Allocation Portfolio-Class II	35,136	30,243	4,893	97,683	198,282	(503,075)	(207,110)	(202,217)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	10,913	7,225	3,687	(886)	20,008	(52,692)	(33,570)	(29,883)
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	89,079	(89,079)	73,748	34,746	(369,291)	(260,797)	(349,876)
VP Large Company Value Fund-Class I	44,162	34,114	10,048	238,895	145,692	(604,552)	(219,965)	(209,917)
VP Mid Cap Value Fund-Class I	98,239	97,061	1,177	301,918	436,227	(1,723,999)	(985,854)	(984,677)
VP Ultra® Fund-Class I	13,383	69,636	(56,253)	619,458	515,816	(1,050,812)	84,462	28,209
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	17,095	18,797	(1,702)	39,417	51,377	(148,184)	(57,390)	(59,092)
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	7,757	13,742	(5,985)	(66,351)	156,005	(214,060)	(124,406)	(130,391)
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	38,067	55,863	(17,796)	127,967	270,183	(827,563)	(429,413)	(447,209)
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	2,695	10,483	(7,788)	9,292	93,344	(225,947)	(123,311)	(131,099)
Technology Growth Portfolio-Initial Shares	0	221,712	(221,712)	1,371,150	804,801	(2,136,669)	39,282	(182,430)
Dreyfus Stock Index Fund, Inc.-Initial Shares	737,613	634,003	103,610	1,683,885	1,023,406	(5,150,752)	(2,443,461)	(2,339,851)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	113,570	89,584	23,986	135,192	1,201,258	(1,678,204)	(341,754)	(317,768)
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	100,639	113,294	(12,655)	444,647	1,031,615	(2,060,722)	(584,460)	(597,115)
Government Money Market Portfolio	27,568	30,154	(2,586)	0	0	0	0	(2,586)
Growth and Income Portfolio-Initial Shares	29,135	51,665	(22,530)	218,716	332,398	(721,070)	(169,956)	(192,486)
Opportunistic Small Cap Portfolio-Initial Shares	0	98,150	(98,150)	457,055	1,180,293	(2,853,626)	(1,216,278)	(1,314,428)
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	55,676	29,177	26,499	(115,395)	0	(295,177)	(410,572)	(384,073)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	751,960	494,937	257,023	1,493,011	964,138	(2,868,212)	(411,063)	(154,040)
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	46,522	250,797	(204,275)	1,324,880	817,028	(2,105,167)	36,741	(167,534)
Janus Henderson VIT Forty Portfolio-Institutional Shares	165,564	200,677	(35,113)	342,315	1,778,801	(1,904,441)	216,675	181,562
Janus Henderson VIT Global Research Portfolio-Institutional Shares	105,190	132,408	(27,218)	598,339	0	(1,260,298)	(661,959)	(689,177)
Janus Henderson VIT Overseas Portfolio-Institutional Shares	213,578	170,583	42,996	(844,330)	0	(1,133,064)	(1,977,394)	(1,934,398)
Janus Henderson VIT Research Portfolio-Institutional Shares	69,109	179,365	(110,255)	667,343	612,215	(1,533,173)	(253,615)	(363,870)
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	92,283	50,246	42,037	39,964	0	(155,430)	(115,466)	(73,429)
Mid-Cap Growth Portfolio-Class I	0	17,526	(17,526)	(59,445)	261,300	(176,723)	25,132	7,606
U.S. Real Estate Portfolio-Class I	179,876	92,825	87,051	582,439	0	(1,284,439)	(702,000)	(614,949)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	6,059	26,045	(19,986)	57,588	142,498	(285,583)	(85,497)	(105,483)
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	18,865	13,186	5,679	28,313	22,308	(118,669)	(68,048)	(62,369)
Oppenheimer Main Street Fund®/VA-Non-Service Shares	27,625	31,819	(4,194)	110,814	207,787	(508,568)	(189,967)	(194,161)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	51,558	28,905	22,652	(65,297)	0	(32,705)	(98,002)	(75,350)
PIMCO Total Return Portfolio-Administrative Class	120,259	63,749	56,511	(80,946)	52,230	(125,759)	(154,475)	(97,964)
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	6,677	10,327	(3,650)	(7,437)	0	(57,231)	(64,668)	(68,318)
Timothy Plan Strategic Growth Portfolio Variable Series	7,623	11,352	(3,729)	11,081	0	(110,465)	(99,384)	(103,113)
Wilshire Variable Insurance Trust:
2015 Fund	6,896	3,697	3,199	(48,517)	16,453	15,694	(16,370)	(13,171)
2025 Fund	5,208	3,568	1,640	(23,906)	15,085	(5,082)	(13,903)	(12,263)
2035 Fund	3,281	2,490	792	(8,542)	12,878	(16,554)	(12,218)	(11,426)
Wilshire Global Allocaiton Fund	0	582	(582)	(233)	0	(13,716)	(13,949)	(14,531)

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2018

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(65,392)	$390,017	$964,150	$(2,177,106)	$(888,331)	$135,587	$651,856	$(68,039)	$(584,308)	$(1,472,639)	$7,155,295	$5,682,656
Invesco V.I. Comstock Fund-Series I Shares	19,470	475,804	626,778	(1,917,999)	(795,947)	138,879	712,476	(465,506)	(1,039,103)	(1,835,050)	6,968,233	5,133,183
Invesco V.I. Core Equity Fund-Series I Shares	(23,552)	162,643	288,300	(903,674)	(476,283)	56,042	320,553	151,212	(113,300)	(589,583)	4,610,206	4,020,623
Invesco V.I. Diversified Dividend Fund-Series I Shares	12,481	100,253	47,104	(287,882)	(128,044)	55,290	176,302	(129,937)	(250,949)	(378,993)	1,621,139	1,242,146
Invesco V.I. Health Care Fund-Series I Shares	(42,991)	(50,866)	391,588	(301,280)	(3,549)	125,125	318,635	(31,021)	(224,531)	(228,080)	3,075,550	2,847,470
Invesco V.I. High Yield Fund-Series I Shares	44,869	(17,365)	0	(93,825)	(66,321)	46,826	267,938	(339,850)	(560,962)	(627,283)	1,827,479	1,200,196
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(124,407)	442,265	921,569	(1,714,050)	(474,623)	213,628	1,082,414	(188,490)	(1,057,276)	(1,531,899)	8,920,156	7,388,257
Invesco V.I. Small Cap Equity Fund-Series I Shares	(33,698)	102,510	156,571	(577,340)	(351,957)	62,712	278,919	(92,183)	(308,390)	(660,347)	2,550,662	1,890,315
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	3,922	(1,687)	90,111	(174,723)	(82,377)	35,924	206,563	(32,650)	(203,289)	(285,666)	1,278,901	993,235
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,761	(4,021)	5,245	(18,270)	(14,285)	20,138	56,286	(40,460)	(76,608)	(90,893)	427,797	336,904
Morningstar Growth ETF Asset Allocation Portfolio-Class II	4,893	97,683	198,282	(503,075)	(202,217)	95,376	314,916	(29,506)	(249,045)	(451,262)	2,403,443	1,952,181
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,687	(886)	20,008	(52,692)	(29,883)	27,140	56,714	(2,421)	(31,995)	(61,878)	566,859	504,981
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(89,079)	73,748	34,746	(369,291)	(349,876)	147,666	624,497	(88,110)	(564,941)	(914,817)	6,313,959	5,399,142
VP Large Company Value Fund-Class I	10,048	238,895	145,692	(604,552)	(209,917)	61,478	247,938	24,508	(161,953)	(371,870)	2,553,238	2,181,368
VP Mid Cap Value Fund-Class I	1,177	301,918	436,227	(1,723,999)	(984,677)	132,029	535,133	125,993	(277,111)	(1,261,788)	7,285,503	6,023,715
VP Ultra® Fund-Class I	(56,253)	619,458	515,816	(1,050,812)	28,209	95,581	661,365	20,880	(544,905)	(516,696)	4,781,009	4,264,313
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(1,702)	39,417	51,377	(148,184)	(59,092)	50,535	299,898	(12,799)	(262,162)	(321,254)	1,477,535	1,156,281
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(5,985)	(66,351)	156,005	(214,060)	(130,391)	42,266	196,206	(16,440)	(170,380)	(300,771)	1,070,061	769,290
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(17,796)	127,967	270,183	(827,563)	(447,209)	106,048	529,113	169,458	(253,607)	(700,816)	4,097,202	3,396,386
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(7,788)	9,292	93,344	(225,947)	(131,099)	27,205	75,907	(43,511)	(92,214)	(223,313)	878,667	655,354
Technology Growth Portfolio-Initial Shares	(221,712)	1,371,150	804,801	(2,136,669)	(182,430)	227,504	1,584,423	(155,081)	(1,512,000)	(1,694,430)	14,900,185	13,205,755
Dreyfus Stock Index Fund, Inc.-Initial Shares	103,610	1,683,885	1,023,406	(5,150,752)	(2,339,851)	785,674	4,413,642	(912,463)	(4,540,431)	(6,880,282)	45,857,123	38,976,841
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	23,986	135,192	1,201,258	(1,678,204)	(317,768)	95,826	614,996	(52,294)	(571,464)	(889,232)	6,442,348	5,553,116
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(12,655)	444,647	1,031,615	(2,060,722)	(597,115)	170,449	909,229	(194,567)	(933,346)	(1,530,461)	8,473,724	6,943,263
Government Money Market Portfolio	(2,586)	0	0	0	(2,586)	47,569	275,579	397,517	169,507	166,921	2,289,839	2,456,760
Growth and Income Portfolio-Initial Shares	(22,530)	218,716	332,398	(721,070)	(192,486)	44,809	229,005	(121,952)	(306,149)	(498,635)	3,667,657	3,169,022
Opportunistic Small Cap Portfolio-Initial Shares	(98,150)	457,055	1,180,293	(2,853,626)	(1,314,428)	103,656	893,449	48,775	(741,018)	(2,055,446)	7,276,798	5,221,352
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	26,499	(115,395)	0	(295,177)	(384,073)	84,370	362,542	244,225	(33,947)	(418,020)	2,291,362	1,873,342
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	257,023	1,493,011	964,138	(2,868,212)	(154,040)	562,037	3,765,906	(522,958)	(3,726,826)	(3,880,866)	36,054,409	32,173,543
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(204,275)	1,324,880	817,028	(2,105,167)	(167,534)	242,651	1,866,508	(103,526)	(1,727,383)	(1,894,917)	17,544,622	15,649,705
Janus Henderson VIT Forty Portfolio-Institutional Shares	(35,113)	342,315	1,778,801	(1,904,441)	181,562	192,288	1,438,936	81,812	(1,164,836)	(983,274)	13,514,761	12,531,487
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(27,218)	598,339	0	(1,260,298)	(689,177)	170,371	973,184	(84,901)	(887,714)	(1,576,891)	9,587,688	8,010,797
Janus Henderson VIT Overseas Portfolio-Institutional Shares	42,996	(844,330)	0	(1,133,064)	(1,934,398)	398,754	1,402,218	13,754	(989,711)	(2,924,109)	13,008,034	10,083,925
Janus Henderson VIT Research Portfolio-Institutional Shares	(110,255)	667,343	612,215	(1,533,173)	(363,870)	207,000	1,305,770	(40,289)	(1,139,059)	(1,502,929)	12,526,608	11,023,679
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	42,037	39,964	0	(155,430)	(73,429)	88,707	507,562	388,892	(29,965)	(103,394)	3,667,792	3,564,398
Mid-Cap Growth Portfolio-Class I	(17,526)	(59,445)	261,300	(176,723)	7,606	39,325	81,973	342,334	299,686	307,292	889,220	1,196,512
U.S. Real Estate Portfolio-Class I	87,051	582,439	0	(1,284,439)	(614,949)	176,460	689,074	(138,513)	(651,127)	(1,266,076)	7,260,279	5,994,203
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(19,986)	57,588	142,498	(285,583)	(105,483)	46,323	219,807	(25,823)	(199,307)	(304,790)	1,883,100	1,578,310
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	5,679	28,313	22,308	(118,669)	(62,369)	27,790	106,096	5,085	(73,221)	(135,590)	1,009,790	874,200
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(4,194)	110,814	207,787	(508,568)	(194,161)	66,683	174,618	(182,440)	(290,375)	(484,536)	2,456,255	1,971,719
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	22,652	(65,297)	0	(32,705)	(75,350)	62,300	154,672	(19,037)	(111,409)	(186,759)	2,148,090	1,961,331
PIMCO Total Return Portfolio-Administrative Class	56,511	(80,946)	52,230	(125,759)	(97,964)	219,638	739,802	(100,122)	(620,285)	(718,249)	5,004,017	4,285,768
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(3,650)	(7,437)	0	(57,231)	(68,318)	10,256	114,314	(19,774)	(123,831)	(192,149)	781,998	589,849
Timothy Plan Strategic Growth Portfolio Variable Series	(3,729)	11,081	0	(110,465)	(103,113)	7,418	86,282	(15,401)	(94,265)	(197,378)	860,846	663,468
Wilshire Variable Insurance Trust:
2015 Fund	3,199	(48,517)	16,453	15,694	(13,171)	3,368	17,870	(259,594)	(274,096)	(287,267)	287,267	0
2025 Fund	1,640	(23,906)	15,085	(5,082)	(12,263)	12,433	109,644	(209,930)	(307,141)	(319,404)	319,404	0
2035 Fund	792	(8,542)	12,878	(16,554)	(11,426)	797	27,815	(169,662)	(196,680)	(208,106)	208,106	0
Wilshire Global Allocation Fund	(582)	(233)	0	(13,716)	(14,531)	577	31,802	660,263	629,038	614,507	0	614,507

The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(42,661)	$363,001	$80,635	$168,887	$569,862	$164,931	$678,286	$(174,724)	$(688,079)	$(118,217)	$7,273,512	$7,155,295
Invesco V.I. Comstock Fund-Series I Shares	51,510	438,288	280,196	239,188	1,009,182	148,228	1,188,580	276,940	(763,411)	245,771	6,722,462	6,968,233
Invesco V.I. Core Equity Fund-Series I Shares	(16,808)	238,959	246,644	44,510	513,305	68,696	530,442	(29,273)	(491,019)	22,286	4,587,920	4,610,206
Invesco V.I. Diversified Dividend Fund-Series I Shares	3,519	167,942	55,281	(112,439)	114,303	61,401	251,324	(39,332)	(229,254)	(114,951)	1,736,090	1,621,139
Invesco V.I. Global Health Care Fund-Series I Shares	(32,462)	46,176	158,577	247,002	419,293	94,492	311,358	(115,075)	(331,941)	87,352	2,988,198	3,075,550
Invesco V.I. High Yield Fund-Series I Shares	51,743	28,069	0	14,959	94,771	62,791	357,300	36,711	(257,798)	(163,027)	1,990,506	1,827,479
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(121,151)	283,745	537,255	926,102	1,625,951	232,127	1,018,914	(107,529)	(894,315)	731,636	8,188,520	8,920,156
Invesco V.I. Small Cap Equity Fund-Series I Shares	(36,588)	46,549	115,638	183,777	309,376	75,702	524,356	(3,314)	(451,969)	(142,593)	2,693,255	2,550,662
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	(1,006)	65,288	75,444	32,654	172,380	43,759	571,682	(13,914)	(541,836)	(369,456)	1,648,357	1,278,901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	924	33	2,013	19,502	22,472	21,934	86,969	(5,018)	(70,053)	(47,581)	475,378	427,797
Morningstar Growth ETF Asset Allocation Portfolio-Class II	367	46,715	120,185	166,245	333,512	104,132	222,764	8,434	(110,196)	223,316	2,180,127	2,403,443
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	2,426	802	25,410	14,578	43,216	79,012	61,845	16,183	33,350	76,566	490,293	566,859
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(85,145)	33,712	750,533	406,420	1,105,520	146,047	641,996	(43,973)	(539,922)	565,598	5,748,361	6,313,959
VP Large Company Value Fund-Class I	9,539	311,083	145,010	(226,362)	239,270	72,863	334,095	(166,183)	(427,416)	(188,146)	2,741,384	2,553,238
VP Mid Cap Value Fund-Class I	10,896	664,974	147,537	(120,982)	702,425	156,025	996,297	21,382	(818,890)	(116,465)	7,401,968	7,285,503
VP Ultra® Fund-Class I	(46,563)	455,109	224,038	577,178	1,209,762	95,538	470,007	(280,230)	(654,699)	555,063	4,225,946	4,781,009
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(6,766)	15,416	70,219	107,923	186,792	67,260	143,924	2,164	(74,501)	112,291	1,365,244	1,477,535
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(5,722)	(23,985)	85,995	132,748	189,036	49,615	120,104	(11,195)	(81,684)	107,352	962,709	1,070,061
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	(16,991)	153,625	148,802	192,963	478,399	111,855	461,063	(52,685)	(401,894)	76,505	4,020,697	4,097,202
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,907)	(31,201)	17,977	131,192	115,061	28,614	76,324	(225,597)	(273,306)	(158,245)	1,036,912	878,667
Technology Growth Portfolio-Initial Shares	(187,920)	716,388	621,883	3,259,965	4,410,316	251,840	1,170,868	283,336	(635,692)	3,774,624	11,125,561	14,900,185
Dreyfus Stock Index Fund, Inc.-Initial Shares	132,663	1,501,783	1,033,394	5,226,578	7,894,418	950,742	4,108,469	(626,280)	(3,784,006)	4,110,412	41,746,711	45,857,123
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(15,742)	254,548	419,752	150,341	808,899	187,448	563,898	(102,839)	(479,288)	329,611	6,112,737	6,442,348
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(4,907)	399,078	1,038,013	399,849	1,832,033	212,441	905,182	(266,171)	(958,911)	873,122	7,600,602	8,473,724
Government Money Market Portfolio	(23,681)	0	0	0	(23,681)	67,706	349,244	(82,256)	(363,794)	(387,475)	2,677,314	2,289,839
Growth and Income Portfolio-Initial Shares	(23,168)	123,300	151,126	330,696	581,954	59,055	290,935	(28,943)	(260,824)	321,130	3,346,527	3,667,657
Opportunistic Small Cap Portfolio-Initial Shares	(95,073)	287,787	80,228	1,138,158	1,411,100	133,437	721,965	(53,633)	(642,161)	768,939	6,507,859	7,276,798
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	28,891	3,126	0	285,248	317,265	97,274	283,852	26,314	(160,264)	157,001	2,134,361	2,291,362
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	69,911	1,052,744	72,359	4,319,248	5,514,262	663,231	5,167,443	354,835	(4,149,378)	1,364,884	34,689,525	36,054,409
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(188,419)	958,055	1,036,335	1,929,501	3,735,472	261,142	1,245,611	(194,395)	(1,178,863)	2,556,609	14,988,013	17,544,622
Janus Henderson VIT Forty Portfolio-Institutional Shares	(183,877)	65,995	700,491	2,638,538	3,221,147	301,545	1,506,380	(295,139)	(1,499,974)	1,721,173	11,793,588	13,514,761
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(51,227)	522,716	0	1,506,370	1,977,859	270,447	794,550	79,661	(444,442)	1,533,417	8,054,271	9,587,688
Janus Henderson VIT Overseas Portfolio-Institutional Shares	34,020	(334,550)	0	3,442,991	3,142,461	514,579	1,546,274	(149,775)	(1,181,470)	1,960,991	11,047,043	13,008,034
Janus Henderson VIT Research Portfolio-Institutional Shares	(121,231)	677,949	114,845	2,078,685	2,750,248	219,658	1,233,160	(372,242)	(1,385,744)	1,364,504	11,162,104	12,526,608
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	73,233	100,181	0	14,257	187,671	97,871	782,947	(102,316)	(787,395)	(599,724)	4,267,516	3,667,792
Mid-Cap Growth Portfolio-Class I	(11,344)	(11,006)	0	272,069	249,719	25,652	68,550	(125)	(43,023)	206,696	682,524	889,220
U.S. Real Estate Portfolio-Class I	10,029	642,558	0	(539,575)	113,012	216,960	1,135,449	(91,362)	(1,009,852)	(896,840)	8,157,119	7,260,279
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(21,406)	105,099	167,904	166,687	418,284	49,562	336,543	(33,932)	(320,913)	97,371	1,785,729	1,883,100
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	5,912	47,430	0	21,930	75,272	31,100	161,060	38,720	(91,240)	(15,968)	1,025,758	1,009,790
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(2,734)	182,931	42,259	136,556	359,012	88,872	399,060	(88,450)	(398,638)	(39,626)	2,495,881	2,456,255
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	22,427	(52,211)	0	78,464	48,680	72,340	283,362	216,058	5,036	53,716	2,094,374	2,148,090
PIMCO Total Return Portfolio-Administrative Class	35,802	(18,810)	0	165,249	182,241	249,063	827,089	138,479	(439,547)	(257,306)	5,261,323	5,004,017
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(15,422)	24,443	0	95,058	104,079	9,028	1,657,158	720	(1,647,409)	(1,543,330)	2,325,328	781,998
Timothy Plan Strategic Growth Portfolio Variable Series	(18,274)	350,937	0	(185,217)	147,446	5,857	1,792,566	(10,210)	(1,796,919)	(1,649,473)	2,510,319	860,846
Wilshire Variable Insurance Trust:
2015 Fund	4,363	2,650	27,608	(7,689)	26,932	5,620	16,171	(13,296)	(23,847)	3,085	284,182	287,267
2025 Fund	4,057	21,299	30,081	(13,902)	41,535	14,282	87,227	(29,646)	(102,591)	(61,056)	380,460	319,404
2035 Fund	2,790	11,502	21,776	(5,050)	31,018	1,453	35,349	5,167	(28,729)	2,289	205,817	208,106

The accompanying notes are an integral part of these financial statements.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2018 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Dreyfus Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

Dreyfus Stock Index Fund, Inc. – Initial Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Dreyfus Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Mid Cap Growth Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Oppenheimer Variable Account Funds:

•	Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares

•	Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares

•	Oppenheimer Main Street Fund®/VA-Non-Service Shares

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

Wilshire Variable Insurance Trust: On or about December 7, 2018, Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund were merged into Wilshire Global Allocation Fund.

Deutsche DWS Investments VIT Funds: On or about July 2, 2018, Deutsche Investments VIT Funds was renamed Deutsche DWS Investments VIT Funds and Deutsche Small Cap Index VIP was renamed DWS Small Cap Index VIP.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective April 30, 2018, Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund.

Janus Aspen Series: Effective on June 5, 2017, the following Portfolios were renamed:

•	Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

•	Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

•	Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

•	Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

•	Janus Aspen Research Portfolio was renamed Janus Henderson VIT Research Portfolio.

Effective May 1, 2017, Janus Aspen Janus Portfolio was renamed Research Portfolio.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2018:

1.50% Series Contracts	$502
1.40% Series Contracts	3,875,402
1.25% Series Contracts	33,911
1.10% Series Contracts	30,437
0.95% Series Contracts	53,753

$3,994,005

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES - Continued

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $147,462 for the year ended December 31, 2018.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2018 Statements of Changes in Net Assets for applicable periods) December 31, 2018, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$1,066,336	$751,886
Invesco V.I. Comstock Fund-Series I Shares	910,427	1,303,282
Invesco V.I. Core Equity Fund-Series I Shares	495,092	343,644
Invesco V.I. Diversified Dividend Fund-Series I Shares	186,884	378,248
Invesco V.I. Health Care Fund-Series I Shares	528,811	404,745
Invesco V.I. High Yield Fund-Series I Shares	140,423	656,516
Invesco V.I. Mid Cap Growth Fund-Series I Shares	1,079,219	1,339,333
Invesco V.I. Small Cap Equity Fund-Series I Shares	294,510	480,027
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	137,415	246,671
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	34,648	103,250
Morningstar Growth ETF Asset Allocation Portfolio-Class II	369,288	415,158
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	51,557	59,857
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	99,323	718,597
VP Large Company Value Fund-Class I	575,894	582,107
VP Mid Cap Value Fund-Class I	864,280	703,987
VP Ultra® Fund-Class I	935,307	1,020,649
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	107,301	319,788
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	209,339	229,699
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	619,691	620,911
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	160,124	166,782
Technology Growth Portfolio-Initial Shares	1,249,273	2,178,184
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,947,948	5,361,363
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	1,340,468	686,688
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	1,309,815	1,224,201
Government Money Market Portfolio	571,232	404,311
Growth and Income Portfolio-Initial Shares	384,445	380,726
Opportunistic Small Cap Portfolio-Initial Shares	1,353,697	1,012,572
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	627,791	635,239
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,848,311	4,353,976
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	992,182	2,106,812
Janus Henderson VIT Forty Portfolio-Institutional Shares	2,221,720	1,642,868
Janus Henderson VIT Global Research Portfolio-Institutional Shares	167,477	1,082,409
Janus Henderson VIT Overseas Portfolio-Institutional Shares	726,349	1,673,064
Janus Henderson VIT Research Portfolio-Institutional Shares	805,482	1,442,581
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	551,385	539,313
Mid-Cap Growth Portfolio-Class I	964,908	421,448
U.S. Real Estate Portfolio-Class I	286,144	850,220
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	199,839	276,634
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	66,209	111,443
Oppenheimer Main Street Fund®/VA-Non-Service Shares	285,938	372,720
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	224,222	312,979
PIMCO Total Return Portfolio-Administrative Class	422,344	933,888
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31,359	158,840
Timothy Plan Strategic Growth Portfolio Variable Series	30,001	127,995
Wilshire Variable Insurance Trust:
2015 Fund	26,675	281,119
2025 Fund	64,242	354,658
2035 Fund	22,211	205,221
Wilshire Global Allocation Fund	671,159	42,703

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2018	Purchased	Redeemed	12/31/2018
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	2.767	0.000	1.034	1.733
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	160,845.279	2,585.920	15,274.490	148,156.709
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	0.000	0.000	2,099.778
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	525.995	2.678	2.011	526.662
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,885.076	142.296	391.929	2,635.443
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	299.325	0.000	14.246	285.079
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	347,044.340	10,945.745	58,191.321	299,798.764
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	12,024.381	413.612	7,682.699	4,755.294
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	8,391.259	377.777	956.330	7,812.706
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	248,310.384	10,524.719	16,596.542	242,238.561
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	909.013	11.070	0.258	919.825
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,421.039	123.827	23.531	1,521.335
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	82,286.050	6,498.636	19,033.495	69,751.191
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	931.520	690.420	181.856	1,440.084
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	2,618.174	91.234	1,791.997	917.411
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	126,749.401	6,718.643	14,049.204	119,418.840
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	893.175	0.000	143.277	749.898
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	137.355	0.000	0.000	137.355
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	5,250.895	270.082	1,937.864	3,583.113
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	85,495.006	3,851.981	33,308.613	56,038.374
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	0.000	0.000	1,766.408
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	491.373	496.659	167.525	820.507
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,152.941	282.565	198.669	5,236.837
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	1,295.499	19.332	1,312.720	2.111
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	506,233.690	11,404.403	59,041.884	458,596.209
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	0.000	0.000	1,643.436
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	14,181.528	472.188	9,091.525	5,562.191
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	5,586.175	191.147	873.648	4,903.674
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	102,187.868	6,210.336	17,733.148	90,665.056
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	0.000	0.000	2,486.711
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	246.686	381.951	0.000	628.637
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	4,241.908	237.909	1,617.601	2,862.216
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	82,233.593	2,591.317	15,836.305	68,988.605
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	208.222	0.000	111.976	96.246
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	10,316.720	185.627	1,708.709	8,793.638
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,049.721	1,726.721	4,911.873	25,864.569
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.10% series contract	85.389	0.000	85.389	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,672.199	289.012	3,262.406	2,698.805
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	141,983.104	6,014.210	28,700.093	119,297.221
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	28,191.448	5,114.141	671.789	32,633.800
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	37,574.125	1,978.457	3,771.213	35,781.369
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	6,135.048	90.544	769.049	5,456.543
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	48.546	0.000	2.354	46.192
VP Capital Appreciation Fund-Class I - 1.40% series contract	470,318.776	7,764.324	48,366.228	429,716.872
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	0.000	0.000	2,079.391
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,142.146	37.218	1.966	2,177.398
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,398.009	24.796	0.000	1,422.805
VP Large Company Value Fund-Class I - 1.40% series contract	110,653.760	20,973.539	28,664.877	102,962.422
VP Large Company Value Fund-Class I - 1.25% series contract	13,674.938	0.000	0.000	13,674.938
VP Large Company Value Fund-Class I - 1.10% series contract	541.332	827.530	11.037	1,357.825
VP Large Company Value Fund-Class I - 0.95% series contract	9,071.067	334.510	1,274.072	8,131.505
VP Mid Cap Value Fund-Class I - 1.40% series contract	216,518.760	11,576.549	19,714.678	208,380.631
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,718.024	0.000	229.701	9,488.323
VP Mid Cap Value Fund-Class I - 1.10% series contract	585.596	496.959	5.928	1,076.627
VP Mid Cap Value Fund-Class I - 0.95% series contract	8,092.307	631.113	1,683.332	7,040.088
VP Ultra® Fund-Class I - 1.50% series contract	29.661	0.000	0.544	29.117
VP Ultra® Fund-Class I - 1.40% series contract	193,207.100	16,145.731	36,748.200	172,604.631
VP Ultra® Fund-Class I - 1.10% series contract	2,438.275	471.157	0.261	2,909.171
VP Ultra® Fund-Class I - 0.95% series contract	2,699.467	157.810	344.900	2,512.377
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	75,472.291	2,117.614	13,238.583	64,351.322
Calamos® Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	0.000	1,809.214
Calamos® Growth and Income Portfolio - 1.10% series contract	228.865	6.736	0.292	235.309
Calamos® Growth and Income Portfolio - 0.95% series contract	15,317.441	1,092.115	5,704.405	10,705.151
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	59,373.581	3,378.845	12,302.592	50,449.834
Davis Value Portfolio - 1.25% series contract	42.904	0.000	0.000	42.904
Davis Value Portfolio - 1.10% series contract	3,322.791	102.705	1,105.104	2,320.392
Davis Value Portfolio - 0.95% series contract	2,751.661	78.364	378.202	2,451.823

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2018	Purchased	Redeemed	12/31/2018
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	121,522.075	10,819.834	16,992.298	115,349.611
DWS Small Cap Index VIP-Class A - 1.10% series contract	320.904	20.837	0.000	341.741
DWS Small Cap Index VIP-Class A - 0.95% series contract	3,294.114	130.308	584.197	2,840.225
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	36,574.620	3,555.937	7,501.913	32,628.644
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	508.071	51.223	0.001	559.293
MidCap Stock Portfolio-Service Shares - 0.95% series contract	5,512.771	220.729	1,016.260	4,717.240
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.548	0.000	0.212	16.336
Technology Growth Portfolio-Initial Shares - 1.40% series contract	488,479.871	15,069.697	60,640.806	442,908.762
Technology Growth Portfolio-Initial Shares - 1.25% series contract	24.449	292.684	0.000	317.133
Technology Growth Portfolio-Initial Shares - 1.10% series contract	249.916	1.511	7.206	244.221
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,268.660	554.803	540.183	2,283.280
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	8.495	0.000	1.871	6.624
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,482,733.568	11,385.889	147,538.363	1,346,581.094
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,322.122	252.934	51.460	3,523.596
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	14,890.146	422.924	7,455.397	7,857.673
Dreyfus Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	13,825.884	435.081	2,431.626	11,829.339
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	284,212.591	2,873.867	27,583.946	259,502.512
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,061.589	0.000	0.000	2,061.589
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 0.95% series contract	1,202.667	97.300	0.000	1,299.967
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	277,114.469	7,940.337	38,132.847	246,921.959
Appreciation Portfolio-Initial Shares - 1.25% series contract	12,031.907	0.000	371.196	11,660.711
Appreciation Portfolio-Initial Shares - 1.10% series contract	587.261	3.772	114.801	476.232
Appreciation Portfolio-Initial Shares - 0.95% series contract	4,429.075	184.088	1,046.810	3,566.353
Government Money Market Portfolio - 1.50% series contract	56.666	0.000	21.180	35.486
Government Money Market Portfolio - 1.40% series contract	1,970,215.931	503,305.275	355,026.129	2,118,495.077
Government Money Market Portfolio - 1.10% series contract	36,308.071	967.131	603.623	36,671.579
Government Money Market Portfolio - 0.95% series contract	58,962.181	5,342.064	690.778	63,613.467
Growth and Income Portfolio-Initial Shares - 1.50% series contract	5.331	0.000	1.992	3.339
Growth and Income Portfolio-Initial Shares - 1.40% series contract	145,317.615	1,781.901	13,544.495	133,555.021
Growth and Income Portfolio-Initial Shares - 1.10% series contract	346.723	0.000	41.568	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	858.764	13.686	18.665	853.785
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	183.623	0.000	10.468	173.155
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	271,873.223	7,934.899	35,992.177	243,815.945
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	0.000	0.000	1,646.040
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	395.896	20.718	7.405	409.209
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	1,092.208	310.382	0.001	1,402.589
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	175,116.159	56,623.626	53,043.881	178,695.904
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	489.843	0.000	298.270	191.573
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	8,402.156	881.805	5,205.086	4,078.875
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	21,132.284	1,531.416	4,294.126	18,369.574
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	4.029	0.000	1.506	2.523
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	839,278.193	5,818.384	90,655.655	754,440.922
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,702.284	0.000	283.559	10,418.725
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,478.029	103.037	455.037	3,126.029
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	8,659.007	381.210	1,846.104	7,194.113
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	352,734.865	3,741.150	36,079.795	320,396.220
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	0.000	0.000	86.408
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,209.149	287.806	34.141	3,462.814
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,474.383	75.566	894.596	2,655.353
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	280.593	0.000	14.138	266.455
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	459,834.280	11,109.955	47,945.339	422,998.896
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	0.000	0.000	4,065.582
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	1,949.439	20.101	371.062	1,598.478
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,222.635	665.274	0.000	2,887.909
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	431,396.406	4,787.503	43,836.618	392,347.291
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,183.778	0.000	74.182	2,109.596
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	429.009	12.679	0.000	441.688
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	431,185.191	24,740.994	54,105.210	401,820.975
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	9,698.237	0.000	159.657	9,538.580
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	9,603.774	480.294	4,028.151	6,055.917
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	8,403.480	524.535	1,859.629	7,068.386
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	23.622	0.000	0.432	23.190
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	447,840.398	5,943.499	44,131.952	409,651.945
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	1,728.076	0.000	285.643	1,442.433
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,886.918	0.000	128.248	2,758.670
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	581.784	0.000	585.675

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2018	Purchased	Redeemed	12/31/2018
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	8.350	0.000	3.120	5.230
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	162,435.185	24,466.761	25,145.651	161,756.295
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	12,286.167	0.000	367.973	11,918.194
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,806.266	247.002	582.069	4,471.199
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,623.721	351.248	453.128	4,521.841
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	45,040.414	30,690.370	19,071.464	56,659.320
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	188.699	0.000	0.253	188.446
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	3,224.328	955.615	1,226.019	2,953.924
U.S. Real Estate Portfolio-Class I - 1.40% series contract	136,960.260	2,814.458	13,996.779	125,777.939
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,800.916	0.000	657.508	3,143.408
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,940.077	140.898	1,174.823	1,906.152
U.S. Real Estate Portfolio-Class I - 0.95% series contract	3,013.910	228.060	883.011	2,358.959
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	85,622.537	3,029.910	10,814.437	77,838.010
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,798.322	93.895	560.005	1,332.212
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	2,652.695	104.643	709.919	2,047.419
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	73,576.670	2,216.933	8,321.774	67,471.829
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	130.368	0.000	0.000	130.368
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	4,357.678	346.759	0.000	4,704.437
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	89,163.670	2,733.119	7,865.776	84,031.013
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	861.797	0.000	0.000	861.797
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	10,406.444	376.250	6,430.967	4,351.727
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	5,123.511	154.292	1,044.443	4,233.360
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	141,881.215	13,335.785	20,299.492	134,917.508
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	0.000	0.000	2,111.742
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	2,413.909	117.900	1,009.875	1,521.934
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,506.318	760.998	1,135.480	8,131.836
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	251,448.326	16,379.820	49,299.672	218,528.474
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,429.564	0.000	430.884	5,998.680
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,337.898	1,042.029	2,591.952	13,787.975
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	41,122.003	3,089.054	8,244.545	35,966.512
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	46.402	0.000	1.064	45.338
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	50,477.858	1,768.970	9,922.977	42,323.851
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	49.392	0.000	1.132	48.260
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	56,554.029	1,589.303	7,964.984	50,178.348
Wilshire Variable Insurance Trust:
2015 Fund - 1.40% series contract	21,068.070	278.924	21,346.994	0.000
2015 Fund - 1.10% series contract	98.846	0.000	98.846	0.000
2025 Fund - 1.40% series contract	19,693.086	3,421.047	23,114.133	0.000
2025 Fund - 1.25% series contract	1,606.622	0.000	1,606.622	0.000
2025 Fund - 1.10% series contract	94.140	0.000	94.140	0.000
2025 Fund - 0.95% series contract	2,467.606	0.000	2,467.606	0.000
2035 Fund - 1.40% series contract	15,113.433	472.301	15,585.734	0.000
2035 Fund - 1.10% series contract	799.939	0.000	799.939	0.000
Wilshire Global Allocation Fund - 1.40% series contract	0.000	65,935.049	4,396.592	61,538.457
Wilshire Global Allocation Fund - 1.25% series contract	0.000	2,122.229	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	0.000	1,307.379	0.000	1,307.379

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2017	Purchased	Redeemed	12/31/2017
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	3.695	0.000	0.928	2.767
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	178,332.223	6,081.104	23,568.048	160,845.279
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	0.000	0.000	2,099.778
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	612.756	2.909	89.670	525.995
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,369.982	535.753	20.659	2,885.076
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	309.790	0.000	10.465	299.325
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	393,093.794	24,525.023	70,574.477	347,044.340
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	265.380	1,185.356	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	12,833.546	842.199	1,651.364	12,024.381
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,569.414	1,458.633	636.788	8,391.259
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	274,763.522	2,946.528	29,399.666	248,310.384
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	991.651	11.613	94.251	909.013
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	2,555.489	87.673	1,222.123	1,421.039
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	95,315.037	8,608.635	21,637.622	82,286.050
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	710.802	234.020	13.302	931.520
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	2,498.685	261.782	142.293	2,618.174
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	141,265.257	4,255.490	18,771.346	126,749.401
Invesco V.I. Global Health Care Fund-Series I Shares - 1.25% series contract	893.175	0.000	0.000	893.175
Invesco V.I. Global Health Care Fund-Series I Shares - 1.10% series contract	267.974	0.002	130.621	137.355
Invesco V.I. Global Health Care Fund-Series I Shares - 0.95% series contract	5,261.273	340.354	350.732	5,250.895
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	99,087.448	8,093.297	21,685.739	85,495.006
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	0.000	0.000	1,766.408
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	314.056	213.688	36.371	491.373
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	4,999.574	295.800	142.433	5,152.941
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	1,621.175	57.498	383.174	1,295.499
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	560,365.333	7,288.982	61,420.625	506,233.690
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	0.000	0.000	1,643.436
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	14,843.060	1,048.334	1,709.866	14,181.528
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	8,041.394	340.905	2,796.124	5,586.175
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	122,523.862	3,920.436	24,256.430	102,187.868
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	0.000	0.000	2,486.711
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	254.480	29.871	37.665	246.686
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	4,440.901	1,025.817	1,224.810	4,241.908
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	122,256.895	8,274.505	48,297.807	82,233.593
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	211.693	0.000	3.471	208.222
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	11,362.675	171.719	1,217.674	10,316.720
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,422.714	1,549.254	7,922.247	29,049.721
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.10% series contract	88.315	0.000	2.926	85.389
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,093.082	579.118	0.001	5,672.199
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	151,182.626	7,910.209	17,109.731	141,983.104
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.10% series contract	73.832	1.034	74.866	0.000
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	27,511.837	2,179.655	1,500.044	28,191.448
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	34,622.961	7,609.044	4,657.880	37,574.125
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	0.000	0.000	0.000
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.10% series contract	105.919	1.590	107.509	0.000
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	6,255.469	80.517	200.938	6,135.048
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	269.187	0.000	220.641	48.546
VP Capital Appreciation Fund-Class I - 1.40% series contract	514,956.438	9,988.858	54,626.520	470,318.776
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	0.000	0.000	2,079.391
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,131.138	42.159	31.151	2,142.146
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,005.582	392.427	0.000	1,398.009
VP Large Company Value Fund-Class I - 1.40% series contract	134,268.233	4,135.278	27,749.751	110,653.760
VP Large Company Value Fund-Class I - 1.25% series contract	14,235.124	0.000	560.186	13,674.938
VP Large Company Value Fund-Class I - 1.10% series contract	633.243	60.624	152.535	541.332
VP Large Company Value Fund-Class I - 0.95% series contract	8,598.410	1,355.850	883.193	9,071.067
VP Mid Cap Value Fund-Class I - 1.40% series contract	244,746.568	6,910.360	35,138.168	216,518.760
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,718.024	0.000	0.000	9,718.024
VP Mid Cap Value Fund-Class I - 1.10% series contract	586.498	37.545	38.447	585.596
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,956.700	1,309.725	1,174.118	8,092.307
VP Ultra® Fund-Class I - 1.50% series contract	195.537	0.000	165.876	29.661
VP Ultra® Fund-Class I - 1.40% series contract	223,176.226	11,671.566	41,640.692	193,207.100
VP Ultra® Fund-Class I - 1.10% series contract	2,422.882	67.901	52.508	2,438.275
VP Ultra® Fund-Class I - 0.95% series contract	2,874.073	182.736	357.342	2,699.467
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	81,230.809	3,736.262	9,494.780	75,472.291
Calamos® Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	0.000	1,809.214
Calamos® Growth and Income Portfolio - 1.10% series contract	218.028	11.190	0.353	228.865
Calamos® Growth and Income Portfolio - 0.95% series contract	14,588.787	1,031.028	302.374	15,317.441

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2017	Purchased	Redeemed	12/31/2017
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	63,499.725	2,894.933	7,021.077	59,373.581
Davis Value Portfolio - 1.25% series contract	42.904	0.000	0.000	42.904
Davis Value Portfolio - 1.10% series contract	3,407.552	229.707	314.468	3,322.791
Davis Value Portfolio - 0.95% series contract	4,268.484	146.309	1,663.132	2,751.661
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.50% series contract	125.771	0.000	125.771	0.000
Deutsche Small Cap Index VIP-Class A - 1.40% series contract	135,689.918	3,371.985	17,539.828	121,522.075
Deutsche Small Cap Index VIP-Class A - 1.25% series contract	0.000	0.000	0.000	0.000
Deutsche Small Cap Index VIP-Class A - 1.10% series contract	325.648	24.500	29.244	320.904
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	2,419.372	941.389	66.647	3,294.114
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	56,130.789	3,298.840	22,855.009	36,574.620
MidCap Stock Portfolio-Service Shares - 1.25% series contract	0.000	2,801.262	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	456.378	51.693	0.000	508.071
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,420.919	1,163.893	72.041	5,512.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	137.395	0.000	120.847	16.548
Technology Growth Portfolio-Initial Shares - 1.40% series contract	512,748.566	20,884.731	45,153.426	488,479.871
Technology Growth Portfolio-Initial Shares - 1.25% series contract	24.449	0.000	0.000	24.449
Technology Growth Portfolio-Initial Shares - 1.10% series contract	391.036	17.941	159.061	249.916
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,391.396	255.866	378.602	2,268.660
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	258.705	0.000	250.210	8.495
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,617,362.451	13,595.095	148,223.978	1,482,733.568
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,372.489	0.000	50.367	3,322.122
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	15,804.375	925.035	1,839.264	14,890.146
Dreyfus Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	15,879.791	595.185	2,649.092	13,825.884
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.50% series contract	273.700	0.000	273.700	0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	306,812.355	8,084.047	30,683.811	284,212.591
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,061.589	0.000	0.000	2,061.589
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 0.95% series contract	1,099.926	102.741	0.000	1,202.667
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.50% series contract	237.338	0.000	237.338	0.000
Appreciation Portfolio-Initial Shares - 1.40% series contract	313,635.000	6,120.307	42,640.838	277,114.469
Appreciation Portfolio-Initial Shares - 1.25% series contract	12,069.106	0.000	37.199	12,031.907
Appreciation Portfolio-Initial Shares - 1.10% series contract	577.010	10.251	0.000	587.261
Appreciation Portfolio-Initial Shares - 0.95% series contract	4,594.643	151.562	317.130	4,429.075
Government Money Market Portfolio - 1.50% series contract	75.662	0.000	18.996	56.666
Government Money Market Portfolio - 1.40% series contract	2,296,946.123	89,094.290	415,824.482	1,970,215.931
Government Money Market Portfolio - 1.10% series contract	35,749.654	1,114.310	555.893	36,308.071
Government Money Market Portfolio - 0.95% series contract	60,470.509	5,627.416	7,135.744	58,962.181
Growth and Income Portfolio-Initial Shares - 1.50% series contract	7.118	0.000	1.787	5.331
Growth and Income Portfolio-Initial Shares - 1.40% series contract	156,256.412	3,089.440	14,028.237	145,317.615
Growth and Income Portfolio-Initial Shares - 1.10% series contract	417.867	0.861	72.005	346.723
Growth and Income Portfolio-Initial Shares - 0.95% series contract	1,118.767	22.269	282.272	858.764
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	191.635	0.000	8.012	183.623
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	299,787.772	8,131.943	36,046.492	271,873.223
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	0.000	0.000	1,646.040
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	368.259	31.023	3.386	395.896
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	636.263	479.516	23.571	1,092.208
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	187,878.439	16,638.045	29,400.325	175,116.159
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	489.842	0.002	0.001	489.843
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	8,818.437	967.824	1,384.105	8,402.156
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	22,818.075	1,565.658	3,251.449	21,132.284
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	190.844	0.000	186.815	4.029
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	943,221.858	20,926.003	124,869.668	839,278.193
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,729.358	0.000	27.074	10,702.284
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,880.166	103.423	505.560	3,478.029
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	10,396.770	480.613	2,218.376	8,659.007
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	379,152.468	4,934.541	31,352.144	352,734.865
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	0.000	0.000	86.408
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,232.378	28.540	51.769	3,209.149
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,465.438	242.404	233.459	3,474.383
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	291.248	0.000	10.655	280.593
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	516,603.305	10,758.809	67,527.834	459,834.280
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	0.000	0.000	4,065.582
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	2,191.178	107.539	349.278	1,949.439
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,099.220	142.637	19.222	2,222.635
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	454,073.848	25,071.346	47,748.788	431,396.406
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,207.166	0.000	23.388	2,183.778
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	414.903	14.106	0.000	429.009

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2017	Purchased	Redeemed	12/31/2017
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	470,766.872	21,905.202	61,486.883	431,185.191
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	12,751.436	0.000	3,053.199	9,698.237
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	9,986.737	976.804	1,359.767	9,603.774
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	10,709.112	683.673	2,989.305	8,403.480
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	24.147	0.000	0.525	23.622
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	503,685.226	7,731.381	63,576.209	447,840.398
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	1,728.076	0.000	0.000	1,728.076
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,960.021	0.000	73.103	2,886.918
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	243.942	0.000	235.592	8.350
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	200,324.686	10,270.839	48,160.340	162,435.185
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	12,646.322	0.000	360.155	12,286.167
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,801.808	468.457	463.999	4,806.266
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	6,419.220	387.951	2,183.450	4,623.721
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	46,879.358	4,497.664	6,336.608	45,040.414
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	153.406	35.599	0.306	188.699
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	3,850.817	325.849	952.338	3,224.328
U.S. Real Estate Portfolio-Class I - 1.40% series contract	157,534.524	3,540.649	24,114.913	136,960.260
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,800.916	0.000	0.000	3,800.916
U.S. Real Estate Portfolio-Class I - 1.10% series contract	3,047.725	211.652	319.300	2,940.077
U.S. Real Estate Portfolio-Class I - 0.95% series contract	3,262.504	270.378	518.972	3,013.910
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	101,246.528	3,558.421	19,182.412	85,622.537
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,681.469	116.853	0.000	1,798.322
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	3,941.473	162.665	1,451.443	2,652.695
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	81,354.500	4,924.396	12,702.226	73,576.670
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	150.558	13.420	33.610	130.368
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	4,025.097	341.362	8.781	4,357.678
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	105,665.292	6,285.755	22,787.377	89,163.670
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	861.797	0.000	0.000	861.797
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	10,972.177	664.175	1,229.908	10,406.444
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	6,248.342	1,015.262	2,140.093	5,123.511
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	142,198.722	24,272.741	24,590.248	141,881.215
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	0.000	0.000	2,111.742
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	2,390.485	220.932	197.508	2,413.909
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	7,771.305	809.859	74.846	8,506.318
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	273,012.463	25,952.293	47,516.430	251,448.326
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,429.564	0.000	0.000	6,429.564
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	14,401.152	1,562.372	625.626	15,337.898
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	48,248.495	3,537.787	10,664.279	41,122.003
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	47.375	0.000	0.973	46.402
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	161,904.612	566.524	111,993.278	50,477.858
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	50.429	0.000	1.037	49.392
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	182,433.405	343.878	126,223.254	56,554.029
Wilshire Variable Insurance Trust:
2015 Fund - 1.40% series contract	22,927.290	454.435	2,313.655	21,068.070
2015 Fund - 1.10% series contract	98.846	0.000	0.000	98.846
2025 Fund - 1.40% series contract	27,967.728	1,163.969	9,438.611	19,693.086
2025 Fund - 1.25% series contract	1,606.622	0.000	0.000	1,606.622
2025 Fund - 1.10% series contract	224.306	0.000	130.166	94.140
2025 Fund - 0.95% series contract	2,271.426	196.180	0.000	2,467.606
2035 Fund - 1.40% series contract	17,149.825	800.678	2,837.070	15,113.433
2035 Fund - 1.10% series contract	1,006.378	0.000	206.439	799.939

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Periods Ended December 31, 2018
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	153	$36.254761	$40.824605	$5,683	0.52%	0.95%	1.50%	-13.97%	-13.48%
Invesco V.I. Comstock Fund-Series I Shares	314	16.194564	16.902566	5,133	1.82%	0.95%	1.50%	-13.49%	-13.00%
Invesco V.I. Core Equity Fund-Series I Shares	245	16.423684	17.400960	4,021	0.93%	0.95%	1.40%	-10.67%	-10.26%
Invesco V.I. Diversified Dividend Fund-Series I Shares	73	17.086488	17.694944	1,242	2.29%	0.95%	1.40%	-8.88%	-8.46%
Invesco V.I. Health Care Fund-Series I Shares	124	22.923461	24.838260	2,847	0.00%	0.95%	1.40%	-0.52%	-0.06%
Invesco V.I. High Yield Fund-Series I Shares	64	18.665075	19.956034	1,200	4.19%	0.95%	1.40%	-4.71%	-4.28%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	471	15.580617	16.171720	7,388	0.00%	0.95%	1.50%	-7.01%	-6.48%
Invesco V.I. Small Cap Equity Fund-Series I Shares	97	19.505101	20.798573	1,890	0.00%	0.95%	1.40%	-16.28%	-15.89%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78	12.674882	13.367509	993	1.76%	0.95%	1.40%	-7.55%	-7.13%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	11.734388	12.375580	337	2.06%	0.95%	1.40%	-3.74%	-3.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	152	12.700056	13.394078	1,952	1.61%	0.95%	1.40%	-9.34%	-8.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	12.157657	12.822001	505	2.04%	0.95%	1.40%	-5.60%	-5.17%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	435	12.338171	12.664761	5,399	0.00%	0.95%	1.50%	-6.63%	-6.10%
VP Large Company Value Fund-Class I	126	17.173171	18.311934	2,181	1.87%	0.95%	1.40%	-9.34%	-8.92%
VP Mid Cap Value Fund-Class I	226	26.570689	28.332275	6,024	1.48%	0.95%	1.40%	-14.06%	-13.67%
VP Ultra® Fund-Class I	178	23.570529	25.495118	4,264	0.30%	0.95%	1.50%	-0.76%	-0.20%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	77	14.876206	15.689056	1,156	1.30%	0.95%	1.40%	-5.73%	-5.30%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55	13.865176	14.623023	769	0.84%	0.95%	1.40%	-14.82%	-14.43%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	119	28.584952	31.249433	3,396	1.02%	0.95%	1.40%	-12.48%	-12.08%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41	15.970724	16.843549	655	0.35%	0.95%	1.40%	-16.87%	-16.49%
Technology Growth Portfolio-Initial Shares	446	29.192911	31.576786	13,206	0.00%	0.95%	1.50%	-2.48%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,370	27.823684	31.330726	38,977	1.74%	0.95%	1.50%	-6.07%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	263	21.103706	23.255729	5,553	1.89%	0.95%	1.40%	-5.75%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	263	26.598771	29.310645	6,943	1.31%	0.95%	1.40%	-8.16%	-7.74%
Government Money Market Portfolio	2,219	1.085865	1.203909	2,457	1.16%	0.95%	1.50%	-0.21%	0.27%
Growth and Income Portfolio-Initial Shares	135	23.001631	25.901582	3,169	0.85%	0.95%	1.50%	-6.12%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	247	20.640727	23.242783	5,221	0.00%	0.95%	1.50%	-20.30%	-19.85%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	201	9.251479	9.757210	1,873	2.67%	0.95%	1.40%	-16.63%	-16.25%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	775	40.673841	45.799674	32,174	2.20%	0.95%	1.50%	-0.84%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	327	47.845738	52.724921	15,650	0.28%	0.95%	1.40%	-1.82%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	432	28.416904	31.689713	12,531	1.27%	0.95%	1.50%	0.44%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	395	20.273096	22.340396	8,011	1.20%	0.95%	1.40%	-8.18%	-7.76%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	424	23.784192	26.209840	10,084	1.85%	0.95%	1.40%	-16.14%	-15.76%
Janus Henderson VIT Research Portfolio-Institutional Shares	414	26.029918	29.311157	11,024	0.59%	0.95%	1.50%	-4.05%	-3.51%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	183	19.065415	21.468063	3,564	2.55%	0.95%	1.50%	-2.15%	-1.60%
Mid-Cap Growth Portfolio-Class I	60	19.951868	21.042312	1,197	0.00%	0.95%	1.40%	9.09%	9.59%
U.S. Real Estate Portfolio-Class I	133	44.907529	49.487207	5,994	2.71%	0.95%	1.40%	-9.01%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	81	19.320824	20.601844	1,578	0.35%	0.95%	1.40%	-7.06%	-6.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	73	11.970792	12.764588	874	2.00%	0.95%	1.40%	-6.66%	-6.23%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	93	20.982936	22.374093	1,972	1.25%	0.95%	1.40%	-9.18%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	147	13.312089	14.194678	1,961	2.51%	0.95%	1.40%	-3.59%	-3.14%
PIMCO Total Return Portfolio-Administrative Class	274	15.449792	16.474050	4,286	2.59%	0.95%	1.40%	-1.94%	-1.49%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	42	13.689058	13.921897	590	0.97%	1.40%	1.50%	-10.14%	-10.05%
Timothy Plan Strategic Growth Portfolio Variable Series	50	12.988867	13.209699	663	1.00%	1.40%	1.50%	-13.23%	-13.14%
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund (*)	65	9.458526	9.460738	615	0.00%	1.10%	1.40%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Periods Ended December 31, 2017
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	166	$42.140453	$47.186932	$7,155	0.78%	0.95%	1.50%	8.32%	8.92%
Invesco V.I. Comstock Fund-Series I Shares	369	18.719649	19.428830	6,968	2.10%	0.95%	1.50%	16.09%	16.74%
Invesco V.I. Core Equity Fund-Series I Shares	251	18.385595	19.390523	4,610	1.07%	0.95%	1.40%	11.59%	12.10%
Invesco V.I. Diversified Dividend Fund-Series I Shares	86	18.750796	19.329720	1,621	1.61%	0.95%	1.40%	7.06%	7.55%
Invesco V.I. Global Health Care Fund-Series I Shares	133	23.042422	24.852971	3,076	0.38%	0.95%	1.40%	14.21%	14.73%
Invesco V.I. High Yield Fund-Series I Shares	93	19.588181	20.847272	1,827	4.15%	0.95%	1.40%	4.82%	5.29%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	529	16.754645	17.293078	8,920	0.00%	0.95%	1.50%	20.66%	21.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	109	23.297155	24.728439	2,551	0.00%	0.95%	1.40%	12.46%	12.98%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	93	13.710436	14.393537	1,279	1.37%	0.95%	1.40%	11.75%	12.26%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	35	12.190491	12.797834	428	1.64%	0.95%	1.40%	4.72%	5.20%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	170	14.007776	14.705710	2,403	1.35%	0.95%	1.40%	15.66%	16.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	44	12.878807	13.520464	567	1.82%	0.95%	1.40%	8.40%	8.90%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	476	13.213861	13.487820	6,314	0.00%	0.95%	1.50%	19.97%	20.64%
VP Large Company Value Fund-Class I	134	18.941571	20.105238	2,553	1.72%	0.95%	1.40%	9.52%	10.02%
VP Mid Cap Value Fund-Class I	235	30.919120	32.818222	7,286	1.52%	0.95%	1.40%	10.13%	10.64%
VP Ultra® Fund-Class I	198	23.751392	25.547213	4,781	0.39%	0.95%	1.50%	30.25%	30.97%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	93	15.780897	16.567095	1,478	0.86%	0.95%	1.40%	13.90%	14.42%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	65	16.277566	17.088752	1,070	0.76%	0.95%	1.40%	20.92%	21.47%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	125	32.661008	35.542097	4,097	0.95%	0.95%	1.40%	12.73%	13.25%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	45	19.212530	20.169823	879	1.02%	0.95%	1.40%	13.43%	13.95%
Technology Growth Portfolio-Initial Shares	491	29.934727	32.198237	14,900	0.00%	0.95%	1.50%	40.51%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,515	29.623081	33.170525	45,857	1.69%	0.95%	1.50%	19.72%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	287	22.390668	24.561109	6,442	1.16%	0.95%	1.40%	13.72%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	294	28.963346	31.770364	8,474	1.33%	0.95%	1.40%	25.55%	26.13%
Government Money Market Portfolio	2,066	1.088202	1.200684	2,290	0.33%	0.95%	1.50%	-1.05%	-0.50%
Growth and Income Portfolio-Initial Shares	147	24.501991	27.436916	3,668	0.74%	0.95%	1.50%	17.92%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	275	25.897632	28.999283	7,277	0.00%	0.95%	1.50%	22.82%	23.50%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	205	11.097317	11.650395	2,291	2.69%	0.95%	1.40%	15.06%	15.59%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	862	41.017308	45.928416	36,054	1.60%	0.95%	1.50%	16.66%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	360	48.731111	53.455067	17,545	0.26%	0.95%	1.40%	25.64%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	468	28.291156	31.373209	13,515	0.00%	0.95%	1.50%	28.37%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	434	22.078771	24.218921	9,588	0.84%	0.95%	1.40%	25.26%	25.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	459	28.362000	31.111525	13,008	1.73%	0.95%	1.40%	29.29%	29.88%
Janus Henderson VIT Research Portfolio-Institutional Shares	452	27.127693	30.376597	12,527	0.40%	0.95%	1.50%	25.97%	26.67%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	184	19.484268	21.817153	3,668	3.21%	0.95%	1.50%	4.65%	5.24%
Mid-Cap Growth Portfolio-Class I	48	18.289057	19.200424	889	0.00%	0.95%	1.40%	36.83%	37.45%
U.S. Real Estate Portfolio-Class I	147	49.357024	54.141702	7,260	1.50%	0.95%	1.40%	1.67%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	90	20.787761	22.064683	1,883	0.24%	0.95%	1.40%	25.06%	25.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	78	12.824265	13.612145	1,010	1.93%	0.95%	1.40%	7.73%	8.22%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	106	23.104684	24.523849	2,456	1.27%	0.95%	1.40%	15.28%	15.80%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	155	13.807321	14.655446	2,148	2.51%	0.95%	1.40%	2.21%	2.68%
PIMCO Total Return Portfolio-Administrative Class	314	15.754950	16.722669	5,004	2.03%	0.95%	1.40%	3.45%	3.92%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	51	15.234580	15.477896	782	0.29%	1.40%	1.50%	7.69%	7.80%
Timothy Plan Strategic Growth Portfolio Variable Series	57	14.969620	15.208588	861	0.19%	1.40%	1.50%	10.44%	10.56%
Wilshire Variable Insurance Trust:
2015 Fund	21	13.569432	14.017029	287	2.92%	1.10%	1.40%	9.96%	10.30%
2025 Fund	24	13.300857	13.963557	319	2.52%	0.95%	1.40%	12.58%	13.09%
2035 Fund	16	13.055778	13.486487	208	2.80%	1.10%	1.40%	15.36%	15.71%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2016				Periods Ended December 31, 2016
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	183	$38.904298	$43.322037	$7,274	0.34%	0.95%	1.50%	13.76%	14.40%
Invesco V.I. Comstock Fund-Series I Shares	414	16.125254	16.643512	6,722	1.46%	0.95%	1.50%	15.54%	16.18%
Invesco V.I. Core Equity Fund-Series I Shares	278	16.475403	17.297211	4,588	0.76%	0.95%	1.40%	8.72%	9.22%
Invesco V.I. Diversified Dividend Fund-Series I Shares	99	17.514512	17.973455	1,736	1.34%	0.95%	1.40%	13.21%	13.72%
Invesco V.I. Global Health Care Fund-Series I Shares	148	20.175550	21.662237	2,988	0.00%	0.95%	1.40%	-12.70%	-12.30%
Invesco V.I. High Yield Fund-Series I Shares	106	18.688177	19.799297	1,991	4.08%	0.95%	1.40%	9.66%	10.16%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	587	13.885912	14.252830	8,189	0.00%	0.95%	1.50%	-0.76%	-0.20%
Invesco V.I. Small Cap Equity Fund-Series I Shares	130	20.715250	21.888298	2,693	0.00%	0.95%	1.40%	10.49%	11.00%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	134	12.269155	12.822099	1,648	1.54%	0.95%	1.40%	6.96%	7.44%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	41	11.641073	12.165658	475	1.54%	0.95%	1.40%	3.14%	3.61%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	179	12.111117	12.656955	2,180	1.34%	0.95%	1.40%	8.16%	8.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	11.880294	12.415684	490	1.56%	0.95%	1.40%	4.88%	5.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	520	11.014294	11.180411	5,748	0.00%	0.95%	1.50%	1.68%	2.25%
VP Large Company Value Fund-Class I	158	17.294702	18.274036	2,741	2.09%	0.95%	1.40%	13.63%	14.15%
VP Mid Cap Value Fund-Class I	263	28.073840	29.663191	7,402	1.65%	0.95%	1.40%	21.13%	21.69%
VP Ultra® Fund-Class I	229	18.235321	19.505555	4,226	0.35%	0.95%	1.50%	2.88%	3.45%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	98	13.855053	14.479432	1,365	2.27%	0.95%	1.40%	4.83%	5.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	71	13.461923	14.068786	963	1.20%	0.95%	1.40%	10.32%	10.82%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	139	28.459363	31.385038	4,021	1.04%	0.95%	1.50%	19.21%	19.88%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	61	16.937194	17.700576	1,037	0.66%	0.95%	1.40%	13.59%	14.11%
Technology Growth Portfolio-Initial Shares	516	21.304764	22.788962	11,126	0.00%	0.95%	1.50%	3.15%	3.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	310	19.306951	21.499481	6,113	1.28%	0.95%	1.50%	8.72%	9.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,653	24.743322	27.553046	41,747	1.96%	0.95%	1.50%	10.03%	10.65%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	331	22.621139	25.189444	7,601	1.61%	0.95%	1.50%	6.28%	6.88%
Government Money Market Portfolio	2,393	1.099801	1.206769	2,677	0.01%	0.95%	1.50%	-1.34%	-0.77%
Growth and Income Portfolio-Initial Shares	158	20.778778	23.138929	3,347	1.18%	0.95%	1.50%	8.38%	8.99%
Opportunistic Small Cap Portfolio-Initial Shares	303	21.086540	23.481275	6,508	0.00%	0.95%	1.50%	15.31%	15.96%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	220	9.644470	10.079276	2,134	1.80%	0.95%	1.40%	5.68%	6.16%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	968	35.159776	39.151623	34,690	2.23%	0.95%	1.50%	3.03%	3.61%
Janus Aspen Enterprise Portfolio-Institutional Shares	386	38.785445	42.352620	14,988	0.14%	0.95%	1.40%	10.79%	11.30%
Janus Aspen Forty Portfolio-Institutional Shares	525	22.039038	24.304739	11,794	0.00%	0.95%	1.50%	0.66%	1.22%
Janus Aspen Global Research Portfolio-Institutional Shares	457	17.627050	19.248122	8,054	1.06%	0.95%	1.40%	0.64%	1.10%
Janus Aspen Janus Portfolio-Institutional Shares	508	21.535400	23.981102	11,162	0.53%	0.95%	1.50%	-1.01%	-0.45%
Janus Aspen Overseas Portfolio-Institutional Shares	504	21.936749	23.954431	11,047	4.30%	0.95%	1.40%	-7.76%	-7.34%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	107	16.621841	17.562976	1,786	0.40%	0.95%	1.40%	-3.57%	-3.13%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	86	11.904450	12.578569	1,026	2.34%	0.95%	1.40%	3.79%	4.26%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	124	20.042705	21.177435	2,496	1.07%	0.95%	1.40%	10.05%	10.56%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	154	13.508521	14.273302	2,094	2.32%	0.95%	1.40%	3.73%	4.20%
PIMCO Total Return Portfolio-Administrative Class	342	15.228947	16.091110	5,261	2.08%	0.95%	1.40%	1.24%	1.71%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	162	14.146782	14.358193	2,325	0.72%	1.40%	1.50%	4.26%	4.37%
Timothy Plan Strategic Growth Portfolio Variable Series	182	13.554009	13.756446	2,510	0.36%	1.40%	1.50%	3.90%	4.00%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	224	18.617898	20.731592	4,268	1.98%	0.95%	1.50%	4.52%	5.10%
Mid-Cap Growth Portfolio-Class I	51	13.366633	13.969191	683	4.26%	0.95%	1.40%	-10.06%	-9.65%
U.S. Real Estate Portfolio-Class I	168	48.546479	53.011311	8,157	1.31%	0.95%	1.40%	5.32%	5.80%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.340118	12.708583	284	2.30%	1.10%	1.40%	5.03%	5.34%
2025 Fund	32	11.814418	12.346867	380	1.58%	0.95%	1.40%	5.25%	5.73%
2035 Fund	18	11.317158	11.655145	206	1.40%	1.10%	1.40%	5.58%	5.91%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2015				Periods Ended December 31, 2015
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	209	$34.197913	$37.869676	$7,288	0.31%	0.95%	1.50%	-10.49%	-9.99%
Invesco V.I. Comstock Fund-Series I Shares	490	13.956601	14.325153	6,880	1.90%	0.95%	1.50%	-7.39%	-6.87%
Invesco V.I. Core Equity Fund-Series I Shares	305	15.153952	15.837549	4,622	1.13%	0.95%	1.40%	-7.09%	-6.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	74	15.471471	15.804761	1,153	1.73%	0.95%	1.40%	0.64%	1.10%
Invesco V.I. Global Health Care Fund-Series I Shares	172	22.771219	24.701052	3,985	0.00%	0.95%	1.50%	1.62%	2.18%
Invesco V.I. High Yield Fund-Series I Shares	119	17.042638	17.973878	2,036	5.09%	0.95%	1.40%	-4.52%	-4.09%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	656	13.991782	14.281704	9,216	0.00%	0.95%	1.50%	-0.31%	0.24%
Invesco V.I. Small Cap Equity Fund-Series I Shares	148	18.747766	19.719385	2,782	0.00%	0.95%	1.40%	-6.84%	-6.42%
ALPS Variable Investment Trust:
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	172	11.471173	11.933697	1,982	1.31%	0.95%	1.40%	-3.59%	-3.15%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	38	11.286371	11.741371	430	1.06%	0.95%	1.40%	-2.59%	-2.15%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	212	11.197553	11.649053	2,386	1.19%	0.95%	1.40%	-3.88%	-3.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	58	11.327107	11.783766	659	1.52%	0.95%	1.40%	-3.05%	-2.61%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	589	10.832266	10.934561	6,396	0.00%	0.95%	1.50%	0.40%	0.96%
VP Large Company Value Fund-Class I	162	15.219626	16.008379	2,470	1.52%	0.95%	1.40%	-5.24%	-4.81%
VP Mid Cap Value Fund-Class I	277	22.916394	24.376526	6,438	1.64%	0.95%	1.50%	-2.91%	-2.37%
VP Ultra® Fund-Class I	262	17.725054	18.854464	4,708	0.46%	0.95%	1.50%	4.68%	5.26%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	114	13.216429	13.749265	1,511	2.65%	0.95%	1.40%	-0.29%	0.16%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	80	12.203048	12.695208	978	0.77%	0.95%	1.40%	0.17%	0.63%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	158	23.872855	26.180862	3,851	1.09%	0.95%	1.50%	-6.03%	-5.50%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	52	14.911004	15.512272	784	0.41%	0.95%	1.40%	-3.88%	-3.44%
Technology Growth Portfolio-Initial Shares	574	20.653759	21.969931	11,998	0.00%	0.95%	1.50%	4.57%	5.15%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	347	17.758821	19.665732	6,275	1.05%	0.95%	1.50%	-4.65%	-4.11%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,822	22.487380	24.901892	41,764	1.81%	0.95%	1.50%	-0.41%	0.15%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	369	21.283506	23.568335	7,957	1.70%	0.95%	1.50%	-3.93%	-3.40%
Growth and Income Portfolio-Initial Shares	180	19.171872	21.230935	3,523	0.89%	0.95%	1.50%	0.06%	0.62%
Money Market Portfolio	2,684	1.114747	1.216187	3,043	0.00%	0.95%	1.50%	-1.33%	-0.77%
Opportunistic Small Cap Portfolio-Initial Shares	322	18.286053	20.249677	5,990	0.00%	0.95%	1.50%	-3.74%	-3.21%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	218	9.126476	9.494583	2,004	3.42%	0.95%	1.40%	-7.80%	-7.38%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	1,012	34.124507	37.787773	35,123	1.86%	0.95%	1.50%	-0.89%	-0.34%
Janus Aspen Enterprise Portfolio-Institutional Shares	421	35.008152	38.054229	14,744	0.90%	0.95%	1.40%	2.57%	3.04%
Janus Aspen Forty Portfolio-Institutional Shares	587	21.894006	24.010678	13,087	1.24%	0.95%	1.50%	10.54%	11.15%
Janus Aspen Global Research Portfolio-Institutional Shares	500	17.193039	19.039311	8,753	0.67%	0.95%	1.50%	-3.75%	-3.21%
Janus Aspen Janus Portfolio-Institutional Shares	576	21.754476	24.090494	12,758	0.65%	0.95%	1.50%	3.76%	4.34%
Janus Aspen Overseas Portfolio-Institutional Shares	569	23.782795	25.852174	13,497	0.60%	0.95%	1.40%	-9.87%	-9.46%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	121	17.237538	18.130757	2,085	0.10%	0.95%	1.40%	2.09%	2.56%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	93	11.470200	12.064648	1,075	2.20%	0.95%	1.40%	-0.58%	-0.13%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	132	18.211665	19.155298	2,409	0.95%	0.95%	1.40%	1.88%	2.35%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	172	13.023155	13.697926	2,247	3.82%	0.95%	1.40%	-4.07%	-3.63%
PIMCO Total Return Portfolio-Administrative Class	369	15.041825	15.821161	5,595	4.86%	0.95%	1.40%	-0.96%	-0.50%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	167	13.568262	13.757062	2,294	1.35%	1.40%	1.50%	-4.35%	-4.26%
Timothy Plan Strategic Growth Portfolio Variable Series	210	13.045617	13.227041	2,783	1.39%	1.40%	1.50%	-5.17%	-5.07%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	256	17.812913	19.725069	4,653	3.40%	0.95%	1.50%	-2.14%	-1.59%
Mid-Cap Growth Portfolio-Class I	57	14.861452	15.460786	849	0.00%	0.95%	1.40%	-7.22%	-6.79%
U.S. Real Estate Portfolio-Class I	186	46.094893	50.105719	8,581	1.34%	0.95%	1.40%	0.74%	1.20%
Wilshire Variable Insurance Trust:
2015 ETF Fund	22	11.749683	12.063794	256	1.67%	1.10%	1.40%	-3.35%	-3.06%
2025 ETF Fund	40	11.224651	11.677219	451	1.78%	0.95%	1.40%	-3.64%	-3.20%
2035 ETF Fund	23	10.718653	11.005253	244	1.58%	1.10%	1.40%	-3.58%	-3.28%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Periods Ended December 31, 2014
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
American Value Fund-Series I Shares	240	$38.205863	$42.072790	$9,314	0.45%	0.95%	1.50%	8.10%	8.71%
Comstock Fund-Series I Shares	571	15.070696	15.382713	8,637	1.32%	0.95%	1.50%	7.75%	8.35%
Core Equity Fund-Series I Shares	338	16.310261	16.968526	5,519	0.88%	0.95%	1.40%	6.63%	7.12%
Diversified Dividend Fund-Series I Shares	82	15.373433	15.633236	1,260	1.65%	0.95%	1.40%	11.25%	11.76%
Global Health Care Fund-Series I Shares	193	22.409137	24.173229	4,390	0.00%	0.95%	1.50%	17.87%	18.53%
High Yield Fund-Series I Shares	144	17.849906	18.739678	2,569	4.74%	0.95%	1.40%	0.30%	0.76%
Mid Cap Growth Fund-Series I Shares	707	14.035640	14.246876	9,949	0.00%	0.95%	1.50%	6.42%	7.01%
Small Cap Equity Fund-Series I Shares	175	20.124852	21.071586	3,518	0.00%	0.95%	1.40%	0.93%	1.39%
ALPS Variable Investment Trust (Ibbotson):
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	215	11.898427	12.321907	2,560	1.14%	0.95%	1.40%	3.05%	3.52%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	48	11.587015	11.999347	557	0.97%	0.95%	1.40%	1.33%	1.79%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	255	11.649302	12.063926	2,981	0.98%	0.95%	1.40%	3.11%	3.58%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	58	11.684006	12.099799	677	1.23%	0.95%	1.40%	1.86%	2.32%
American Century Variable Portfolios, Inc.:
Capital Appreciation Fund-Class I (*)	633	10.788863	10.830250	6,832	0.45%	0.95%	1.50%	0.00%	0.00%
Large Company Value Fund-Class I	185	16.061236	16.816791	2,978	1.46%	0.95%	1.40%	11.29%	11.80%
Mid Cap Value Fund-Class I	316	23.603474	24.967893	7,557	1.18%	0.95%	1.50%	14.68%	15.32%
Ultra® Fund-Class I	303	16.933054	17.911967	5,191	0.36%	0.95%	1.50%	8.35%	8.95%
Calamos® Advisors Trust:
Growth and Income Portfolio	133	13.152503	13.727121	1,764	0.95%	0.95%	1.50%	5.24%	5.83%
Davis Variable Account Fund, Inc.:
Value Portfolio	92	12.181922	12.615615	1,119	0.90%	0.95%	1.40%	4.57%	5.05%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	179	25.403848	27.705078	4,615	0.99%	0.95%	1.50%	3.17%	3.75%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	54	15.513096	16.065283	833	0.85%	0.95%	1.40%	10.20%	10.70%
Technology Growth Portfolio-Initial Shares	618	19.751850	20.893838	12,335	0.00%	0.95%	1.50%	5.22%	5.81%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	388	18.624265	20.509527	7,355	1.05%	0.95%	1.50%	11.75%	12.37%
Dreyfus Stock Index Fund, Inc.-Initial Shares	2,002	22.579740	24.865276	46,032	1.73%	0.95%	1.50%	11.72%	12.35%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	403	22.154615	24.396672	9,034	1.80%	0.95%	1.50%	6.47%	7.06%
Growth and Income Portfolio-Initial Shares	205	19.160366	21.100324	3,997	0.95%	0.95%	1.50%	8.42%	9.03%
Money Market Portfolio	2,347	1.129771	1.225682	2,691	0.00%	0.95%	1.50%	-1.31%	-0.77%
Opportunistic Small Cap Portfolio-Initial Shares	359	18.997297	20.920413	6,935	0.00%	0.95%	1.50%	0.07%	0.63%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	224	9.898727	10.251136	2,225	1.82%	0.95%	1.40%	-12.38%	-11.98%
Janus Aspen Series:
Balanced Portfolio-Institutional Shares	1,118	34.430596	37.914925	39,088	1.72%	0.95%	1.50%	6.88%	7.48%
Enterprise Portfolio-Institutional Shares	458	34.129797	36.930852	15,637	0.16%	0.95%	1.40%	10.95%	11.45%
Forty Portfolio-Institutional Shares	650	19.806856	21.601115	13,091	0.16%	0.95%	1.50%	7.10%	7.70%
Global Research Portfolio-Institutional Shares	549	17.863305	19.671632	9,979	1.05%	0.95%	1.50%	5.83%	6.42%
Janus Portfolio-Institutional Shares	641	20.965141	23.087439	13,665	0.36%	0.95%	1.50%	11.30%	11.92%
Overseas Portfolio-Institutional Shares	597	25.928166	28.553140	15,704	6.14%	0.95%	1.50%	-13.20%	-12.71%
Morgan Stanley - The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	292	18.202644	20.044656	5,408	3.05%	0.95%	1.50%	6.24%	6.83%
Mid-Cap Growth Portfolio-Class I	74	16.017087	16.587250	1,181	0.00%	0.95%	1.40%	0.54%	1.00%
U.S. Real Estate Portfolio-Class I	213	45.756354	49.511686	9,771	1.46%	0.95%	1.40%	27.91%	28.49%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Non-Service Shares	129	16.884002	17.678184	2,186	0.45%	0.95%	1.40%	13.79%	14.31%
Capital Income Fund/VA-Non-Service Shares	106	11.537132	12.079889	1,226	2.11%	0.95%	1.40%	6.68%	7.17%
Main Street Fund®/VA-Non-Service Shares	152	17.875277	18.716022	2,721	0.85%	0.95%	1.40%	9.15%	9.65%
PIMCO Variable Insurance Trust:
Real Return Portfolio-Administrative Class	209	13.575379	14.213831	2,842	1.50%	0.95%	1.40%	1.66%	2.12%
Total Return Portfolio-Administrative Class	412	15.032354	15.901249	6,310	2.23%	0.95%	1.50%	2.72%	3.29%
The Timothy Plan Variable Series:
Conservative Growth Portfolio Variable Series	172	14.185980	14.368777	2,469	2.06%	1.40%	1.50%	1.06%	1.16%
Strategic Growth Portfolio Variable Series	223	13.756845	13.934005	3,109	1.65%	1.40%	1.50%	0.07%	0.17%
Wilshire Variable Insurance Trust:
2015 ETF Fund	35	12.157421	12.444515	425	1.54%	1.10%	1.40%	3.31%	3.63%
2025 ETF Fund	40	11.649085	12.063668	470	1.18%	0.95%	1.40%	3.65%	4.12%
2035 ETF Fund	26	11.116414	11.378982	291	1.14%	1.10%	1.40%	3.92%	4.23%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 25, 2014 (commencement of operations) to December 31, 2014.

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2018, 2017 and 2016

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2018, 2017 and 2016

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholder

Annuity Investors Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of American Financial Group, Inc., as of December 31, 2018 and 2017, and related statements of earnings, comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Adoption of New Accounting Standard

As discussed in Note A to the financial statements, the Company changed its method of accounting for equity investments, other than those accounted for under the equity method, to measure equity investments at fair value with changes in fair value recognize in net earnings for the year ended December 31, 2018.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Company’s auditor since 1961
Cincinnati, OH
April 26, 2019

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2018	2017
Assets:
Cash and cash equivalents	$15,484	$74,892
Investments:
Fixed maturities, available for sale at fair value (amortized cost - $2,463,027 and $2,366,739)	2,469,683	2,458,766
Equity securities—at fair value
Common stocks	6,389	5,902
Perpetual preferred stocks	1,950	1,069
Policy loans	55,547	57,048

Total cash and investments	2,549,053	2,597,677
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $2,489 and $36,567)	115,549	88,638
Accrued investment income	26,499	25,278
Variable annuity assets (separate accounts)	557,080	644,496
Current federal income tax due from affiliate	3,422	634
Equity index call options	4,108	17,698
Funds held as collateral	40	40
Other assets	1,662	1,656

Total assets	$3,257,413	$3,376,117

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $182 and $2,035)	$2,283,379	$2,288,856
Variable annuity liabilities (separate accounts)	557,080	644,496
Liability for funds held as collateral	40	40
Net deferred tax liabilities	16,937	24,462
Other liabilities	6,251	13,776

Total liabilities	2,863,687	2,971,630
Shareholder’s Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	211,166	182,268
Accumulated other comprehensive income, net of tax	3,151	42,810

Total shareholder’s equity	393,726	404,487

Total liabilities and equity	$3,257,413	$3,376,117

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2018	2017	2016
Revenues:
Net investment income	$109,584	$111,820	$112,929
Realized gains on securities (*)	240	2,565	4,103
Policy charges	12,511	12,540	12,603
Other income	1,405	1,399	1,373

Total revenues	123,740	128,324	131,008

Costs and Expenses:
Annuity benefits	54,527	61,328	60,648
Insurance acquisition expenses, net	22,164	13,765	24,210
Other expenses	12,514	14,865	14,639

Total costs and expenses	89,205	89,958	99,497

Earnings before income taxes	34,535	38,366	31,511
Provision for income taxes	6,239	(3,899)	10,175

Net Earnings Attributable to Shareholder	$28,296	$42,265	$21,336

(*) Consists of the following:

Realized gains before impairments	$342	$2,978	$4,443
Losses on securities with impairment	(102)	(563)	(303)
Non-credit portion of impairment recognized in other comprehensive income (loss)	—	150	(37)

Impairment impact recognized in earnings	(102)	(413)	(340)

Total realized gains on securities	$240	$2,565	$4,103

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2018	2017	2016
Comprehensive Income (Loss):
Net earnings	$28,296	$42,265	$21,336
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(37,959)	11,885	4,461
Reclassification adjustment for realized gains included in net earnings	(1,098)	(1,667)	(2,667)

Total net unrealized gains (losses) on securities	(39,057)	10,218	1,794

Total comprehensive income (loss), net of tax	$(10,761)	$52,483	$23,130

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874
Net earnings	—	—	21,336	—	21,336
Other comprehensive income	—	—	—	1,794	1,794

Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004
Net earnings	—	—	42,265	—	42,265
Other comprehensive income	—	—	—	10,218	10,218
Impact of the U.S. Federal tax rate change on AOCI	—	—	(7,586)	7,586	—

Balance at December 31, 2017	20,000	$179,409	$182,268	$42,810	$404,487
Net earnings	—	—	28,296	—	28,296
Other comprehensive loss	—	—	—	(39,057)	(39,057)
Cumumlative effect of accounting changes	—	—	602	(602)	—

Balance at December 31, 2018	20,000	$179,409	$211,166	$3,151	$393,726

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2018	2017	2016
Operating Activities:
Net earnings	$28,296	$42,265	$21,336
Adjustments:
Depreciation and amortization	(1,453)	(6,257)	(5,777)
Annuity benefits	54,527	61,328	60,648
Realized gains on investments	(240)	(2,565)	(4,103)
Deferred annuity policy acquisition costs	(10,810)	(12,086)	(9,995)
Amortization of insurance acquisition costs	17,799	9,212	19,716
Change in:
Accrued investment income	(1,221)	(898)	(870)
Payables to affiliates, net	230	(17,289)	(4,470)
Funds held as collateral	—	—	350
Other assets	(298)	516	(463)
Liability for funds held as collateral	—	—	(350)
Other liabilities	1,225	(221)	261
Other operating activities, net	(154)	(570)	(72)

Net cash provided by operating activities	87,901	73,435	76,211

Investing Activities:
Purchases of:
Fixed maturities	(312,214)	(390,863)	(415,832)
Equity securities	(5,070)	199	(133)
Equity options—fixed indexed annuities	(13,541)	(11,006)	(9,536)
Proceeds from:
Maturities and redemptions of fixed maturities	191,823	337,079	345,808
Sales of fixed maturities	17,400	24,260	41,801
Sales of equity maturities	2,552	205	—
Exercise of equity options—fixed indexed annuities	20,129	18,443	6,792
Other investing activities, net	1,501	1,219	979

Net cash used in investing activities	(97,420)	(20,464)	(30,121)

Financing Activities:
Annuity receipts	195,370	211,398	193,476
Annuity surrenders, benefits and withdrawals	(291,956)	(284,666)	(268,385)
Net transfers from variable annuity assets	46,697	54,036	41,802

Net cash used in financing activities	(49,889)	(19,232)	(33,107)

Net Change in Cash and Cash Equivalents	(59,408)	33,739	12,983
Cash and cash equivalents at beginning of year	74,892	41,153	28,170

Cash and cash equivalents at end of year	$15,484	$74,892	$41,153

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Events or transactions occurring subsequent to December 31, 2018, and prior to April 26, 2019, have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2018 or 2017.

Investments On January 1, 2018, AILIC adopted Accounting Standards Update (“ASU”) 2016-01, which requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At December 31, 2017, AILIC had $7.0 million in equity securities classified as “available for sale” under the prior guidance with holding gains and losses included in accumulated other comprehensive income (“AOCI”) instead of net earnings. At the date of adoption, the $0.6 million net unrealized gain on equity securities included in AOCI was reclassified to retained earnings as the cumulative effect of an accounting change.

Under the new guidance, AILIC recorded holding losses of $1.1 million on equity securities in net earnings during 2018 on securities that were still owned at December 31, 2018. Under the prior guidance, these holding losses would have been recorded in AOCI (with the exception of any impairment charge that may have been recorded). Because almost all of the equity securities impacted by the new guidance were carried at fair value through AOCI under the prior guidance, the adoption of the new guidance did not have a material impact on AILIC’s financial position.

Fixed maturity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in AOCI in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the effective interest method. Mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on fixed maturity securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

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Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only and principal only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related equity index options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefits expense and decreases for annuity policy charges are recorded in other income. For traditional fixed annuities, the liability for annuity benefits accumulated represents the account value that has accrued to the benefit of the policyholder as of the balance sheet date. For fixed-indexed annuities, the liability or annuity benefits accumulated includes an embedded derivative that represents the estimated fair value of the index participation with the remaining component representing the discounted value of the guaranteed minimum contract benefits.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

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The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

The effect of a change in tax rates on deferred tax assets and liabilities is recorded in net earnings in the period that includes the enactment date. This includes the impact on deferred tax assets or liabilities established through AOCI, which results in an amount equal to the difference between the deferred tax at the historical corporate rate and the newly enacted rate stranded in AOCI. As permitted under guidance adopted effective December 31, 2017 (ASU 2018-02), AILIC reclassified the $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings at December 31, 2017. See Note H — “Income Taxes” for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

Revenue Recognition Guidance Effective in 2018 On January 1, 2018, AILIC adopted ASU 2014-09, which provides guidance on recognizing revenue when (or as) performance obligations under the contract are satisfied. The new guidance also updates the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires certain new disclosures. Because revenue recognition for insurance contracts and financial instruments (AILIC’s primary sources of revenue) were excluded from the scope of the new guidance, the adoption of ASU 2014-09 did not have a material impact on AILIC’s results of operations and financial position.

Lease Accounting Guidance Effective in 2019 In February 2016, the FASB issued ASU 2016-02, which requires entities that lease assets for terms longer than one year to recognize assets and liabilities for the rights and obligations created by those leases on the balance sheet based on the present value of contractual cash flows. Qualitative and quantitative disclosures of the amount, timing and uncertainty of cash flows arising from leases will also be required. The Company will adopt the updated guidance effective January 1, 2019. Management evaluated the impact of this guidance as of December 31, 2018 and does not expect it to have a material effect on the Company’s results of operations or financial position.

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NOTES TO FINANCIAL STATEMENTS—CONTINUED

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1—Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities, MBS, non-affiliated common stocks and equity index options. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3—Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available at the valuation date. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

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NOTES TO FINANCIAL STATEMENTS—CONTINUED

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$172	$3,333	$—	$3,505
States, municipalities and political subdivisions	—	382,326	—	382,326
Residential MBS	—	117,033	9,044	126,077
Commercial MBS	—	69,415	437	69,852
Asset-backed securities	—	373,476	758	374,234
Corporate and other	—	1,506,944	6,745	1,513,689

Total AFS fixed maturities	172	2,452,527	16,984	2,469,683
Equity securities:
Common stocks	6,389	—	—	6,389
Perpetual preferred stocks	1,950	—	—	1,950
Variable annuity assets (separate accounts) (*)	—	557,080	—	557,080
Equity options—fixed indexed annuities	—	4,108	—	4,108

Total assets accounted for at fair value	$8,511	$3,013,715	$16,984	$3,039,210

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$85,526	$85,526

Total liabilities accounted for at fair value	$—	$—	$85,526	$85,526

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$1,480	$5,057	$—	$6,537
States, municipalities and political subdivisions	—	390,250	—	390,250
Residential MBS	—	153,601	5,282	158,883
Commercial MBS	—	72,950	450	73,400
Asset-backed securities	—	325,972	823	326,795
Corporate and other	—	1,491,786	11,115	1,502,901

Total AFS fixed maturities	1,480	2,439,616	17,670	2,458,766
Equity securities:
Common stocks	5,902	—	—	5,902
Perpetual preferred stocks	1,069	—	—	1,069
Variable annuity assets (separate accounts) (*)	—	644,496	—	644,496
Equity options—fixed indexed annuities	—	17,698	—	17,698

Total assets accounted for at fair value	$8,451	$3,101,810	$17,670	$3,127,931

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$89,002	$89,002

Total liabilities accounted for at fair value	$—	$—	$89,002	$89,002

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

There were no transfers between Level 1 and Level 2 in 2018, 2017 or 2016. Less than 1% of total assets carried at fair value on December 31, 2018, were Level 3 assets. Approximately 43% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 2% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not be expected to have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $85.5 million at December 31, 2018. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

See Note E — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.6% - 2.1% over the risk free rate
Risk margin for uncertainty in cash flows	0.73% reduction in the discount rate
Surrenders	5% - 13% of indexed account value
Partial surrenders	1.5% - 4.3% of indexed account value
Annuitizations	0.25% - 1.0% of indexed account value
Deaths	0.4% - 8.4% of indexed account value
Budgeted option costs	2.2% - 3.0% of indexed account value

The range of adjustments for credit risk is based on the Moody’s corporate A2 bond index and reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 8% to 13% in the majority of future calendar years (5% to 13% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2018, 2017, and 2016 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
Residential MBS	$5,282	$135	$(44)	$—	$(857)	$5,217	$(689)	$9,044
Commercial MBS	450	(14)	1	—	—	—	—	437
Asset-backed securities	823	34	29	—	(128)	—	—	758
Corporate and other	11,115	(3)	(61)	—	(645)	—	(3,661)	6,745
Embedded derivatives (*)	(89,002)	9,240	—	(11,900)	6,136	—	—	(85,526)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2.5 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
Residential MBS	$8,800	$308	$(74)	$—	$(2,167)	$2,938	$(4,523)	$5,282
Commercial MBS	1,395	71	(16)	—	(1,000)	—	—	450
Asset-backed securities	15,479	(455)	(169)	1,999	(4,484)	—	(11,547)	823
Corporate and other	17,684	47	145	3,000	(2,980)	2,045	(8,826)	11,115
Embedded derivatives (*)	(67,794)	(14,694)	—	(11,216)	4,702	—	—	(89,002)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $0.2 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings (loss)	Other comp. income (loss )	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
Residential MBS	$12,220	$722	$(177)	$734	$(2,754)	$—	$(1,945)	$8,800
Commercial MBS	3,177	(22)	(57)	—	(981)	—	(722)	1,395
Asset-backed securities	13,779	(13)	(38)	2,000	(2,338)	4,689	(2,600)	15,479
Corporate and other	17,017	(5)	(747)	—	(1,025)	2,444	—	17,684
Embedded derivatives (*)	(58,172)	(8,600)	—	(5,554)	4,532	—	—	(67,794)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.1 million in 2016.

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NOTES TO FINANCIAL STATEMENTS—CONTINUED

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
2018
Financial assets:
Cash and cash equivalents	$15,484	$15,484	$15,484	$—	$—
Policy loans	55,547	55,547	—	—	55,547

Total financial assets not accounted for at fair value	$71,031	$71,031	$15,484	$—	$55,547

Financial liabilities:
Annuity benefits accumulated (*)	$2,274,387	$2,126,788	$—	$—	$2,126,788

Total financial liabilities not accounted for at fair value	$2,274,387	$2,126,788	$—	$—	$2,126,788

2017
Financial assets:
Cash and cash equivalents	$74,892	$74,892	$74,892	$—	$—
Policy loans	57,048	57,048	—	—	57,048

Total financial assets not accounted for at fair value	$131,940	$131,940	$74,892	$—	$57,048

Financial liabilities:
Annuity benefits accumulated (*)	$2,279,441	$2,232,018	$—	$—	$2,232,018

Total financial liabilities not accounted for at fair value	$2,279,441	$2,232,018	$—	$—	$2,232,018

(*)	Excludes $8,992 and $9,415 of life contingent annuities in the payout phase at December 31, 2018 and 2017, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

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NOTES TO FINANCIAL STATEMENTS—CONTINUED

C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2018
Fixed maturities	$2,463,027	$6,656	$2,469,683
Deferred policy acquisition costs	118,038	(2,489)	115,549
Annuity benefits accumulated	(2,283,197)	(182)	(2,283,379)

Unrealized gain, pretax		3,985
Deferred tax on unrealized gain		(834)

Unrealized gain, after tax (included in AOCI)		$3,151

December 31, 2017
Fixed maturities	$2,366,739	$92,027	$2,458,766
Equity securities (*)	6,209	762	6,971
Deferred policy acquisition costs	125,205	(36,567)	88,638
Annuity benefits accumulated	(2,286,821)	(2,035)	(2,288,856)

Unrealized gain, pretax		54,187
Deferred tax on unrealized gain		(11,377)

Unrealized gain, after tax (included in AOCI)		$42,810

(*)

As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities other than those accounted for under the equity method are carried at fair value though net earnings.

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NOTES TO FINANCIAL STATEMENTS—CONTINUED

D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2018				2017
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$3,365	$3,505	$140	$—	$6,309	$6,537	$231	$(3)
States, municipalities and political subdivisions	375,096	382,326	9,829	(2,599)	376,965	390,250	14,290	(1,005)
Residential MBS	108,595	126,077	17,739	(257)	138,951	158,883	20,164	(232)
Commercial MBS	68,895	69,852	1,204	(247)	70,677	73,400	2,774	(51)
Asset-backed securities	375,780	374,234	2,009	(3,555)	324,251	326,795	3,644	(1,100)
Corporate and other	1,531,296	1,513,689	14,300	(31,907)	1,449,586	1,502,901	55,618	(2,303)

Total fixed maturities	$2,463,027	$2,469,683	$45,221	$(38,565)	$2,366,739	$2,458,766	$96,721	$(4,694)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2018 and 2017, respectively, were $15.5 million and $18.3 million. Gross unrealized gains on such securities at December 31, 2018 and December 31, 2017 were $11.4 million and $12.6 million, respectively. Gross unrealized losses on such securities at both December 31, 2018 and December 31, 2017 were $0.4 million. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

As discussed in Note A- “Accounting Policies – Investments,” beginning on January 1,2018, AILIC implemented new accounting guidance, which required all equity securities previously classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net earnings. Equity securities reported at fair value consisted of the following at December 31, 2018 (in thousands):

	Actual Cost	Fair Value	Fair Value over (under) Cost
Common stocks	$7,438	$6,389	$(1,049)
Perpetual preferred stocks	2,000	1,950	(50)

Total equity securities carried at fair value	$9,438	$8,339	$(1,099)

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NOTES TO FINANCIAL STATEMENTS—CONTINUED

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018 and 2017.

	Less Than Twelve Months			Twelve Months or More
2018	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(1,393)	73,122	98%	(1,206)	39,929	97%
Residential MBS	(111)	9,504	99%	(146)	3,460	96%
Commercial MBS	(108)	11,446	99%	(139)	5,961	98%
Asset-backed securities	(2,723)	210,396	99%	(832)	26,947	97%
Corporate and other	(23,170)	724,266	97%	(8,737)	134,317	94%

Total fixed maturities	$(27,505)	$1,028,734	97%	$(11,060)	$210,614	95%

	Less Than Twelve Months			Twelve Months or More
2017	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$(2)	$1,270	100%	$(1)	$210	100%
States, municipalities and political subdivisions	(355)	36,667	99%	(650)	19,886	97%
Residential MBS	(10)	745	99%	(222)	4,700	95%
Commercial MBS	(51)	8,630	99%	—	—	—%
Asset-backed securities	(252)	46,249	99%	(848)	26,266	97%
Corporate and other	(1,239)	117,278	99%	(1,064)	45,501	98%

Total fixed maturities	$(1,909)	$210,839	99%	$(2,785)	$96,563	97%

At December 31, 2018, the gross unrealized losses on fixed maturities of $38.6 million relate to 690 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 93% of the gross unrealized loss and 97% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2018, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2018. As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2018	2017	2016
Balance at January 1	$17,728	$18,207	$19,054
Additional credit impairments on:
Previously impaired securities	5	13	85
Securities without prior impairments	9	477	17
Reductions—disposals	(647)	(969)	(949)

Balance at December 31	$17,095	$17,728	$18,207

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2018 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$68,376	$69,102	3%
After one year through five years	598,595	606,375	25%
After five years through ten years	1,020,832	1,003,542	40%
After ten years	221,954	220,501	9%

	1,909,757	1,899,520	77%
MBS (average life of approximately 4.5 years)	177,490	195,929	8%
Asset-backed securities (average life of approximately 5 years)	375,780	374,234	15%

Total	$2,463,027	$2,469,683	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2018 or 2017.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2018	2017	2016
Investment income:
Fixed maturities	$105,040	$107,124	$108,661
Equity securities (*)	652	718	705
Policy loans	3,763	3,968	4,043
Other	756	526	114

Gross investment income	110,211	112,336	113,523
Investment expenses	(627)	(516)	(594)

Net investment income	$109,584	$111,820	$112,929

(*)

As discussed in Note A – “Accounting Policies – Investments,” AILIC adopted guidance in January 2018 that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in earnings.

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.5 million in 2018, $0.3 million in 2017 and $0.4 million in 2016.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2018
Realized before impairments	$791	$(1,150)	$701	$(72)	$270
Realized—impairments	(417)	—	315	22	(80)
Change in unrealized	(85,371)	—	35,931	10,383	(39,057)
Year ended December 31, 2017
Realized before impairments	$2,347	$8	$623	$(1,043)	$1,935
Realized—impairments	(542)	(109)	238	145	(268)
Change in unrealized	23,919	713	(8,915)	2,087	17,804
Year ended December 31, 2016
Realized before impairments	$3,930	$65	$448	$(1,555)	$2,888
Realized—impairments	(282)	(185)	127	119	(221)
Change in unrealized	2,847	532	(620)	(965)	1,794

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2018	2017	2016
Fixed maturities:
Gross gains	$1,372	$3,892	$4,457
Gross losses	(570)	(1,626)	(505)

During 2017 and 2016, AILIC recorded gross gains of $8 thousand and $65 thousand and no gross losses, respectively on available for sale equity securities.

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2018		December 31, 2017
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$485	$—	$540	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated	—	85,526	—	89,002
Equity index call options	Equity index call options	4,108	—	17,698	—

		$4,593	$85,526	$18,238	$89,002

The MBS with embedded derivatives consist of interest-only and principal-only MBS. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase and sale of call options on the appropriate index. AILIC receives collateral from certain counterparties to support its purchased call option assets. This collateral ($40 thousand at both December 31, 2018 and December 31, 2017) is included on AILIC’s Balance Sheet with an offsetting liability to return the collateral. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The following table summarizes the gains (losses) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting for 2018, 2017 and 2016 (in thousands):

Derivative	Statement of Earnings Line	2018	2017	2016
MBS with embedded derivatives	Realized gains (losses) on securities	$(11)	$81	$(34)
Fixed-indexed annuities (embedded derivatives) (*)	Annuity benefits	(9,240)	(14,694)	(8,600)
Equity index call options	Annuity benefits	7,002	(11,724)	(3,553)

		$(2,249)	$(26,337)	$(12,187)

(*)	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $2.5 million in 2018, $0.2 million in 2017 and $2.1 million in 2016.

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2015	$110,883	$22,612	$(27,956)	$105,539
Additions	9,995	1,216	—	11,211
Amortization:
Periodic amortization	(18,679)	(3,034)	—	(21,713)
Annuity unlocking	(1,037)	(19)	—	(1,056)
Included in realized gains	520	64	—	584
Change in unrealized	—	—	(536)	(536)

Balance at December 31, 2016	101,682	20,839	(28,492)	94,029
Additions	12,086	1,375	—	13,461
Amortization:
Periodic amortization	(15,363)	(2,814)	—	(18,177)
Annuity unlocking	6,151	391	—	6,542
Included in realized gains	736	122	—	858
Change in unrealized	—	—	(8,075)	(8,075)

Balance at December 31, 2017	105,292	19,913	(36,567)	88,638
Additions	10,810	1,371	—	12,181
Amortization:
Periodic amortization	(18,183)	(2,693)	—	(20,876)
Annuity unlocking	384	150	—	534
Included in realized gains	843	151	—	994
Change in unrealized	—	—	34,078	34,078

Balance at December 31, 2018	$99,146	$18,892	$(2,489)	$115,549

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2018
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(48,050)	$10,091	$(37,959)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,390)	292	(1,098)

Total net unrealized gains on securities (b)	$42,810	$(49,440)	$10,383	$(39,057)	$(602)	$3,151

Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$18,282	$(6,397)	$11,885
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(2,565)	898	(1,667)

Total net unrealized gains on securities (b)	$25,006	$15,717	$(5,499)	$10,218	$7,586	$42,810

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$6,862	$(2,401)	$4,461
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4,103)	1,436	(2,667)

Total net unrealized gains on securities (b)	$23,212	$2,759	$(965)	$1,794	$—	$25,006

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)

Includes net unrealized gains of $5.2 million at December 31, 2018, $5.6 million at December 31, 2017 and $4.2 million at December 31, 2016 related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)

On January 1, 2018, AILIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $0.6 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A – “Accounting Policies – Income Taxes”).

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate (21% in 2018 and 35% in both 2017 and 2016) to the provision for income taxes as shown in the Statement of Earnings (dollars in thousands):

	2018		2017		2016
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$34,535		$38,366		$31,511

Income taxes at statutory rate	$7,252	21%	$13,428	35%	$11,029	35%
Effect of permanent items:
Dividend received deduction	(1,074)	(3%)	(1,036)	(3%)	(1,049)	(3%)
Change in U.S. corporate tax rate	—	0%	(16,308)	(43%)	—	-%
Other	61	0%	17	0%	195	1%

Provision for income taxes as shown in the Statement of Earnings	$6,239	18%	$(3,899)	(11%)	$10,175	33%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which was enacted on December 22, 2017, lowered the U.S corporate tax rate to 21% and made other widespread changes to the U.S. tax code effective in 2018. Because the TCJA was enacted in December 2017, AILIC recorded the $16.3 million decrease in its net deferred tax asset resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

At the time it was enacted, the TCJA was subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. The resulting transitional deferred tax liability (taxes payable over eight years under the TCJA) was recorded at December 31, 2017 using reasonable estimates based on available information and were considered provisional in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Because the established transition liability was completely offset by an increase in related deferred tax assets, the adjustment to the final amount when the factors were published in 2018 did not impact AILIC’s effective tax rate. In accordance with SAB 118, the transitional deferred tax liability (and offsetting adjustment to the related deferred tax assets) and all other changes in deferred taxes resulting from clarification and interpretation of the TCJA were recorded in 2018 in the period in which the guidance was published and did not have a material impact on AILIC’s effective tax rate. As a result, AILIC’s implementation of the TCJA is complete as of December 31, 2018.

AILIC’s 2012- 2018 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2018, 2017 and 2016.

The total income tax provision (credit) consists of (in thousands):

	2018	2017	2016
Current taxes:
Federal	$3,177	$11,412	$13,621
State	204	125	299
Deferred taxes:
Federal	2,858	872	(3,745)
Impact of change in U.S. corporate tax rate	—	(16,308)	—

Total Federal deferred taxes	2,858	(15,436)	(3,745)

Provision for income taxes	$6,239	$(3,899)	$10,175

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2018			2017
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$11,015	$38	$11,053	$16,418	$427	$16,845
Other, net	319	—	319	282	—	282

Total deferred tax assets	11,334	38	11,372	16,700	427	17,127
Deferred tax liabilities:
Investment securities	(695)	(1,397)	(2,092)	(1,223)	(19,483)	(20,706)
Insurance claims and reserves transition liability	(2,230)	—	(2,230)	(2,549)	—	(2,549)
Deferred policy acquisition costs	(24,512)	525	(23,987)	(26,013)	7,679	(18,334)

Total deferred tax liabilities	(27,437)	(872)	(28,309)	(29,785)	(11,804)	(41,589)

Net deferred tax liabilities	$(16,103)	$(834)	$(16,937)	$(13,085)	$(11,377)	$(24,462)

The decrease in AILIC’s net deferred tax liability at December 31, 2018 compared to December 31, 2017 reflects significantly lower pretax unrealized gains.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC did not have a liability for uncertain tax positions during 2018, 2017 or 2016.

Cash payments for income taxes, net of refunds, were $6.0 million, $15.5 million and $14.3 million in 2018, 2017 and 2016, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2018, U.S. Treasury Notes with a fair value of $7.5 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands):

Net Earnings			Capital and Surplus
2018	2017	2016	2018	2017
$35,764	$23,765	$18,841	$312,642	$294,698

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2018 and 2017, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2018 or 2017.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The maximum amount of dividends that can be paid to stockholders in 2019 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2019 without prior approval is $35.8 million, based on net income.

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2018	2017
Excess death and annuitization	$534	$602
Guaranteed withdrawal benefits	6,543	4,604

Variable Annuities At December 31, 2018, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $34.9 million, compared to $15.4 million at December 31, 2017. Death benefits paid in excess of the variable annuity account balances were $0.1 million in both 2018 and 2017 and $0.5 million in 2016.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2018, 2017 and 2016, AILIC paid $12.8 million, $16.0 million and $15.4 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $3.0 million in 2018, $3.5 million in 2017 and $3.8 million in 2016 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.3 million in 2018 and $0.4 million in both 2017 and 2016 for its retirement and employee savings plans.

25

PART C. Other Information.

Note: This Part C contains information related to The Commodore Independence® Variable Contract, (File No. 333-51955) and Annuity Investors® Variable Account B.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. 28/

(b)	SELLING AGREEMENTS

(1)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(2)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A802 (Q98)-3). 3A/

(2)	Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract (A802 (NQ98)-3). 3A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G802 (99)-3). 5/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C802 (99)-3). 5/

(5)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1813206). 22/

(6)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G2010407). 22/

(7)	Form of Certificate of Participation Under a Group Flexible Premium Deferred Variable Annuity Contract (C2010507). 22/

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

1

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3). 2A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Rider to Individual Contract (R800 (96)-3). 2A/

(2)	Form of Long-Term Care Waiver Rider for Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)	Form of Long-Term Care Waiver Rider for Certificate of Participation (RC115 (Rev. 6/95)-3). 2A/

(4)	Form of Long-Term Care Waiver Rider for Individual Contract (R6014907NW). 28/

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract (EC457 (95)-3). 2A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E408P (Rev. 11/97)-3). 3/

(2)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(5)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (E6007202NW). 29/

(6)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6007302NW). 29/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

(5)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (E6007002NW). 29/

(6)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (E6007102NW). 29/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (96)-3). 3A/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (95)-3). 3B/

2

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (95)-3). 3B/

(4)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (Rev.2/98)-3). 3/

(5)	Revised Form of Employer Plan Endorsement to Group Contract (EGPLAN (Rev.2/98)-3). 3/

(6)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (Rev.2/98)-3). 3/

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (ETSA (Rev. 2/98)-3). 3/

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(4)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003302NW). 28/

(5)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003305NW). 28/

(6)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(7)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(8)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract (E401 (Rev. 2/98)-3). 3/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(4)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 29/

(5)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(6)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (E6007702NW). 28/

(7)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(8)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-4). 3/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-4). 3/

3

(4)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 29/

(5)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(6)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(8)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1)	Form of Successor Owner Endorsement to Group Contract (EASUC (99)-3). 5/

(2)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (EGSUC (99)-3). 5/

(3)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (ECSUC (99)-3. 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (IRA803 (98)-3). 3/

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(5)	Form of Individual Retirement Annuity Endorsement to Group Contract (E6006902NW). 29/

(6)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6006602NW). 29/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(o)	GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENTS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 22/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 22/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 22/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 22/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 22/

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 22/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	[RESERVED]

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

4

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (AAFPVA (98)-3). 3A/

(2)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (A1801501NW). 28/

(3)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (A1801505NW). 28/

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract (AAGM-VA (98) -3). 4/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	CODE OF REGULATIONS

(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.). 2/

(2)

Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement.

(ii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

5

(2)	AIM (Invesco): Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM (Invesco): Amendment No. 1 to Administrative Services Agreement.

(ii)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

(2)	[reserved]

6

(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DEUTSCHE DWS

(1)

Deutsche DWS: Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(i)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(ii)	Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(2)	Deutsche DWS: Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

7

(3)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

(ii)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(4)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust)

(1)

FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(iii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(iv)	Ibbotson Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(2)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)

Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement.

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

8

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN) UNIVERSAL INSTITUTIONAL FUNDS

(1)

Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A/

(i)

Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(2)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

(ii)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(iii)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(3)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(4)	Morgan Stanley (formerly Van Kampen): Servicing Agreement between The Universal Institutional Fund and Annuity Investors Life Insurance Company dated as of May 1, 2015. 32/

9

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(iv)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(2)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016 33/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

10

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2018. FW/

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on December 23, 1996.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 4 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971(Advantage), 1940 Act File No. 811-08017, on May 6 1998.

3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(Independence), 1940 Act File No. 811-08017, on May 6, 1998.

3B/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on February 26, 1998.

4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]

7/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299, on April 29, 1997.

8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	[text intentionally deleted]

10/	[text intentionally deleted]

11/	[text intentionally deleted]

12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]

14/	[text intentionally deleted]

15/	[text intentionally deleted]

16/	[text intentionally deleted]

17/	[text intentionally deleted]

18/

Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300(Helmsman), 1940 Act File No. 811-21095, on March 1, 2005.

19/	[text intentionally deleted]

20/	[text intentionally deleted]

21/

Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(Spirit), 1940 Act File No. 811-08017, on or about May 1, 2006.

11

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676(Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387(Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387(Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971(Advantage), 1940 Act File No. 811-07299, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955(Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299, on or about April 30, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387(Transition20), 1940 Act File No. 811-21095 on or about April 30, 2014.

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387(Transition20), 1940 Act File No. 811-21095 on or about April 30, 2015.

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2017. 1933 Act File No. 333-148387(Transition20), 1940 Act File No. 811-21095.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B on or about April 30, 2018. 1933 Act File No. 333-19725(Independence), 1940 Act File No. 811-08017.

FW/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director, President & Assistant Secretary
John P. Gruber	Director, Senior Vice President, General Counsel, Secretary & Chief Compliance Officer
Michael J. Prager	Director
Jeffrey G. Hester	Director
Adrienne Baglier	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled By or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners and Certificate Owners

As of February 28, 2019, there were 230 Individual Contract Owners of which 117 were qualified and 113 were non-qualified.

As of February 28, 2019, there were 9 Participants (Certificate Owners) in 2 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer

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while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29.	Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Company’s administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 26, 2019.

ANNUITY INVESTORS® VARIABLE ACCOUNT B (Registrant)

By:	/s/ Mark F. Muething
Mark F. Muething

President, Assistant Secretary and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)

By:	/s/ Mark F. Muething
Mark F. Muething
President, Assistant Secretary and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Mark F. Muething Mark F. Muething	President, Assistant Secretary & Director April 26, 2019

/s/ Christopher P. Miliano Christopher P. Miliano*	Executive Vice President, Chief Financial Officer-Operations, Treasurer & Director April 26, 2019

/s/ John P. Gruber John P. Gruber	Senior Vice President, General Counsel, Secretary, Chief Compliance Officer & Director April 26, 2019

/s/ Michael J. Prager Michael J. Prager*	Director April 26, 2019

/s/ Jeffrey G. Hester Jeffrey G. Hester*	Director April 26, 2019

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact	April 26, 2019

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(10)	Consent of Independent Registered Public Accounting Firm.

(99)	Powers of Attorney.

(99.1)	AFG Organizational Chart as of December 31, 2018.

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